AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1998.

                                                        File Nos. 33-20313
                                                                  811-5479

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. (X)

                        Post-Effective Amendment No. 18

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 21

                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                       500 East Broward Blvd., Suite 2100

                       FORT LAUDERDALE, FLORIDA 33396-3091
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code:(954)527-7500
                                Barbara J. Green

                     Templeton Variable Product Series Fund
                       500 East Broward Blvd., Suite 2100
                       Fort Lauderdale, FLORIDA 33396-3091

               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 1998 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph(a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on May 1, 1998 pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Shares of Beneficial Interest:

Templeton Variable Products Series Fund
Templeton Stock Fund - Class 1
Templeton Stock Fund - Class 2
Templeton Asset Allocation Fund - Class 1
Templeton Asset Allocation Fund - Class 2
Templeton International Fund - Class 1
Templeton International Fund - Class 2
Templeton Bond Fund - Class 1
Templeton Bond Fund - Class 2
Templeton Developing Markets Fund - Class 1
Templeton Developing Markets Fund - Class 2
Templeton Money Market Fund
Franklin Growth Investments Fund - Class 1
Franklin Growth Investments Fund - Class 2
Franklin Small Cap Investments Fund - Class 1
Franklin Small Cap Investments Fund - Class 2
Mutual Discovery Investments Fund - Class 1
Mutual Discovery Investments Fund - Class 2
Mutual Shares Investment Fund - Class 1
Mutual Shares Investment Fund - Class 2



PAGE


                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
      (Templeton Money Market Fund and Class 1 Shares of All Other Series)


N-1A

Item No.   Item                                           Location in Registration Statement

1.         Cover Page                                     Cover Page

2.         Synopsis                                       "Expense Summary" (each series)

3          Condensed Financial Information                "Financial Highlights" (each series)

4.         General Description                            "Investment Objective and Policies" and "Risk
                                                          Considerations" (each series); "Explanation of
                                                          Securities and Investment Techniques;"
                                                          "Explanations of Risk Factors"

5.         Management of the Fund                         "Portfolio Management" (each series); "Management
                                                          of the Trust"

5A.        Management's Discussion of Fund Performance    Contained in Annual Report to Shareholders

6.         Capital Stock and Other Securities             "Dividends and Distributions"; "Other Information"

7.         Purchase of Securities Being Offered           "Purchase of Shares"; "Net Asset Value"

8.         Redemption or Repurchase                       "Redemption of Shares"

9.         Pending Legal Proceedings                      Not Applicable



PAGE

                             CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: Information Required in Prospectus
        (Class 2 Shares of All Series Except Templeton Money Market Fund)


N-1A

Item No.    Item                                         Location in Registration Statement

1.         Cover Page                                    Cover Page

2.         Synopsis                                      "Expense Summary" (each series)

3.         Condensed Financial Information               "Financial Highlights" (each series)

4.         General Description                           "Investment Objective and Policies" and "Risk
                                                         Considerations" (each series); "Explanations
                                                         of Securities and Investment Techniques;"
                                                         "Explanations of Risk Factors"

5.         Management of the Fund                        "Portfolio Management" (each series);
                                                         "Management of the Trust"

5A.        Management's Discussion of                    Contained in Registrant's
           Fund Performance                              Annual Report to Shareholders

6.         Capital Stock and Other Securities            "Dividends and Distributions"; "
                                                         Distribution Plan;" "Other
                                                         Information"

7.         Purchase of Securities Being Offered          "Purchase of Shares";
                                                         "Distribution Plan;" "Net Asset
                                                         Value"

8.         Redemption or Repurchase                      "Redemption of Shares"

9.         Pending Legal Proceedings                     Not Applicable




                              CROSS REFERENCE SHEET
                                    FORM N-1A

           Part B: Information Required in Statement of Additional Information
                   (For All Series)


N-1A
Item No.   Item                                         Location in Registration Statement

10.        Cover Page                                    Cover Page

11.        Table of Contents                             Table of Contents

12.        General Information and History               "Introduction"

13.        Fund Investment Objectives and Policies       "Investment Objectives and Policies;"
                                                         "Investment Restrictions"

14.        Management of the Fund                        "Officers and Trustees"

15.        Control Persons and Principal Holders of      "Officers and Trustees"
           Securities

16.        Investment Advisory and Other Services        "Investment Management and Other Services"

17.        Brokerage Allocation                          "Brokerage Allocation"

18.        Capital Stock and Other Securities            "Description of Shares"

19.        Purchase, Redemption and Pricing of           "Purchase Redemption and Pricing of
           Securities Being Offered                      Shares"; "Class 2 Distribution Plan"

20         Tax Status                                    "Tax Status"

21.        Underwriters                                  Not Applicable

22.        Calculation of Performance Data               "Performance Information"

23.        Financial Statements                          "Financial Statements"


PAGE


LOGO
TEMPLETON VARIABLE PRODUCTS SERIES FUND

PROSPECTUS -- MAY 1, 1998
CLASS 1 SHARES

FRANKLIN GROWTH INVESTMENTS FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
MUTUAL DISCOVERY INVESTMENTS FUND
MUTUAL SHARES INVESTMENTS FUND
TEMPLETON ASSET ALLOCATION FUND
TEMPLETON BOND FUND
TEMPLETON DEVELOPING MARKETS FUND
TEMPLETON INTERNATIONAL FUND
TEMPLETON MONEY MARKET FUND
TEMPLETON STOCK FUND

--------------------------------------------------------------------------------

Templeton Variable Products Series Fund (the "Trust"), is an open-end, management investment company, consisting of ten separate investment portfolios or funds (each a "Fund"), each of which has different investment objectives. This prospectus contains information that a prospective investor should know before investing.


Shares of each Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain Funds or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

Each Fund, except the Templeton Money Market Fund, has two classes of shares:
Class 1 and Class 2. This prospectus offers only Class 1 shares of multiclass Funds and is for use with Contacts that make Class 1 shares of these Funds available. For more information about the Trust's classes, see "Other Information -- Capitalization and Voting Rights," below.


A statement of additional information ("SAI") dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust's underwriter, Franklin Templeton Distributors Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 or by calling 1-800-774-5001.

Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank; and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of each Fund involve investment risks, including the possible loss of principal.


AN INVESTMENT IN THE TEMPLETON MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TEMPLETON MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES OR INSURANCE COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.

PAGE

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----

FRANKLIN GROWTH INVESTMENTS FUND
  Investment Objective and Policies.........................    FG-1
  Risk Considerations.......................................    FG-1
  Portfolio Management......................................    FG-2
  Expense Summary...........................................    FG-3
----------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS FUND
  Investment Objective and Policies.........................    FS-1
  Risk Considerations.......................................    FS-2
  Portfolio Management......................................    FS-2
  Expense Summary...........................................    FS-3
----------------------------------------------------------------------
MUTUAL DISCOVERY INVESTMENTS FUND
  Investment Objective and Policies.........................    MD-1
  Risk Considerations.......................................    MD-2
  Portfolio Management......................................    MD-3
  Expense Summary...........................................    MD-5
----------------------------------------------------------------------
MUTUAL SHARES INVESTMENTS FUND
  Investment Objective and Policies.........................    MS-1
  Risk Considerations.......................................    MS-2
  Portfolio Management......................................    MS-3
  Expense Summary...........................................    MS-5
----------------------------------------------------------------------
TEMPLETON ASSET ALLOCATION FUND
  Investment Objective and Policies.........................    TA-1
  Risk Considerations.......................................    TA-1
  Portfolio Management......................................    TA-2
  Expense Summary...........................................    TA-3
  Financial Highlights......................................    TA-4
----------------------------------------------------------------------
TEMPLETON BOND FUND
  Investment Objective and Policies.........................    TB-1
  Risk Considerations.......................................    TB-1
  Portfolio Management......................................    TB-2
  Expense Summary...........................................    TB-3
  Financial Highlights......................................    TB-4
----------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS FUND
  Investment Objective and Policies.........................    TD-1
  Risk Considerations.......................................    TD-2
  Portfolio Management......................................    TD-2
  Expense Summary...........................................    TD-4
  Financial Highlights......................................    TD-5
----------------------------------------------------------------------
TEMPLETON INTERNATIONAL FUND
  Investment Objective and Policies.........................    TI-1
  Risk Considerations.......................................    TI-1
  Portfolio Management......................................    TI-2
  Expense Summary...........................................    TI-3
  Financial Highlights......................................    TI-4
----------------------------------------------------------------------

PAGE

                                                                 PAGE
                                                                 ----
TEMPLETON MONEY MARKET FUND
  Investment Objective and Policies.........................    TM-1
  Risk Considerations.......................................    TM-2
  Portfolio Management......................................    TM-2
  Expense Summary...........................................    TM-3
  Financial Highlights......................................    TM-4
----------------------------------------------------------------------
TEMPLETON STOCK FUND
  Investment Objective and Policies.........................    TS-1
  Risk Considerations.......................................    TS-1
  Portfolio Management......................................    TS-2
  Expense Summary...........................................    TS-3
  Financial Highlights......................................    TS-4
----------------------------------------------------------------------
EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES........    1
EXPLANATIONS OF RISK FACTORS................................    6
PURCHASE OF SHARES..........................................    9
NET ASSET VALUE.............................................    9
REDEMPTION OF SHARES........................................    9
EXCHANGES...................................................    10
MANAGEMENT OF THE TRUST.....................................    10
DIVIDENDS AND DISTRIBUTIONS.................................    10
FEDERAL INCOME TAX STATUS...................................    11
OTHER INFORMATION...........................................    12
APPENDIX....................................................    14


PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                        FRANKLIN GROWTH INVESTMENTS FUND


The primary investment objective of the Franklin Growth Investments Fund is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. Under normal market conditions, the Fund will invest primarily (at least 65% of assets) in equity securities, including common and preferred stocks, or securities convertible into common stocks, which are believed to offer favorable possibilities for capital appreciation, but some of which may yield little or no current income. The Fund's assets may be invested in shares of common or capital stock traded on any national securities exchange or over-the-counter, and in convertible securities. The Fund may also keep a significant portion of its assets in cash from time to time. The Fund seeks to reduce the risks involved in equity investments through extensive research, and emphasis on more globally competitive companies.

The Investment Manager will generally make long-term investments in equity securities which have been selected based upon fundamental and quantitative analysis. Following these policies, the Fund will typically invest predominantly in equity securities issued by large-cap or mid-cap U.S. companies, which have market capitalizations of $1 billion or more. It may also invest in smaller capitalization companies, which may be subject to different and greater risks. As an operating policy, the Fund currently intends to invest no more than 15% of its assets in foreign securities, including Depositary Receipts, which involve special risks including currency fluctuations and political uncertainty.

Consistent with its investment objective, the Fund expects to have a portion of its assets invested in securities of companies involved in computing technologies or computing technology-related companies. The technology sector as a whole has historically been volatile and issues from this sector tend to be subject to abrupt or erratic price movements.

OTHER INVESTMENTS. The Fund currently intends to invest no more than 5% of its assets in debt obligations, including convertible debt obligations, rated Ba or lower by Moody's or BB or lower by Standard & Poor's, or unrated securities determined by the Manager to be of comparable quality. SEE "EXPLANATIONS OF RISK FACTORS," "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" AND THE APPENDIX. The Fund may invest in convertible preferred stocks, which are equity securities, generally carry a higher degree of market risk than debt obligations, and often may be regarded as speculative in nature. SEE "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" Under the policies discussed in "Explanations of Securities and Investment Techniques" and in the SAI, the Fund may also borrow up to one-third of the value of its total assets (thought it does not currently expect any borrowing to exceed 5%); write covered call options; purchase put options on securities; loan its portfolio securities; enter into repurchase transactions; invest in restricted or illiquid securities; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                        FRANKLIN GROWTH INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it may invest a portion of its assets in small cap companies and foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Securities of smaller or unseasoned companies have historically presented greater risks of price swings than securities of larger, more established companies. Foreign securities, especially in developing markets, are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty. For more details about these and other risks, please see "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" AND "EXPLANATIONS OF RISK FACTORS."


                                      FG-1

PAGE

                              PORTFOLIO MANAGEMENT

                        FRANKLIN GROWTH INVESTMENTS FUND


Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund, reduced to 0.50% of such assets in excess of $200 million, and to 0.40% of such assets in excess of $1.3 billion. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

CONRAD B. HERRMANN
Vice President and Portfolio Manager
Franklin Advisers, Inc.


Mr. Herrmann holds a Master of Business Administration degree from Harvard University and a Bachelor of Arts degree from Brown University. Mr. Herrmann is a Chartered Financial Analyst has been with the Franklin Templeton Group since 1989. He will manage the Fund from inception.


KEVIN CARRINGTON
Portfolio Manager
Franklin Advisers, Inc.


Mr. Carrington is a Charter Financial Analyst and holds a Bachelor of Science degree in Business Administration from California State University at Chico. He has been with the Franklin Templeton Group since 1992 and will manage the Fund from inception.


VIVIAN J. PALMIERI
Vice President
Franklin Advisers, Inc.


Mr. Palmieri holds a Bachelor of Arts degree in Economics from Williams College. He has been with the Franklin Templeton Group since 1965. Mr. Palmieri will manage the Fund from inception.


                                      FG-2

PAGE

                                EXPENSE SUMMARY


                  FRANKLIN GROWTH INVESTMENTS FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.00%

C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $10          $32

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.60%, 0.60% and 1.20%, respectively.


                                      FG-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                      FRANKLIN SMALL CAP INVESTMENTS FUND


The investment objective of the Franklin Small Cap Investments Fund is long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The Fund seeks to accomplish its objective by investing primarily (normally at least 65% of its assets) in equity securities of smaller capitalization growth companies ("small cap companies"). Investments in small cap companies may involve greater risks and greater volatility than investments in larger and more established companies. A small cap company generally has a market capitalization of less than $1 billion at the time of the Fund's investment and, in the opinion of the Fund's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is defined as the total market value of a company's outstanding common stock. The securities of small cap companies are traded on U.S. or foreign stock exchanges and over-the-counter. As an operating policy the Fund will not invest more than 10% of its assets in securities issued by companies with less than three years of continuous operation.

The Fund seeks to invest at least one-third of its assets in equity securities of companies with market capitalizations of $550 million or less; there is no assurance, however, that the Fund will always be able to find suitable companies to include in this one-third portion. The Manager will monitor the availability of securities suitable for investment by the Fund and recommend appropriate action to the Board of Trustees of the Trust if it appears that this goal will not be attainable under the Fund's current objective and other policies. Equity securities of small cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The Fund currently does not intend to invest more than 10% of its assets in convertible securities. See "Explanations of Securities and Investment Techniques."


SELECTION OF PORTFOLIO INVESTMENTS. The Fund has been designed to provide investors with potentially greater long-term rewards by investing in securities of small cap companies which may offer the potential for significant capital appreciation since they may be overlooked by investors or undervalued in relation to their earnings power. Small cap companies generally are not as well known to the investing public and have less of an investor following than larger companies, and therefore may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the marketplace. Such companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earning growth and be financially sound. Selection of small cap company equity securities for the Fund will be based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry and the growth potential of the industry itself. Small cap companies often pay no dividends and current income is not a factor in the selection of stocks. The Manager uses a disciplined approach to stock selection, blending fundamental and quantitative analysis.


FOREIGN INVESTMENTS. The Fund may invest up to 25% of its assets in foreign securities, including those of developing market issuers and Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in developing markets securities.

OTHER INVESTMENTS. Although the Fund's assets will be invested primarily in equity securities of small cap companies, the Fund may invest up to 35% of its assets in other securities, which may cause its performance to vary from that of the small capitalization equity markets. The Fund may invest in equity securities of larger capitalization companies which the Fund's Manager believes have strong growth potential, or in equity securities of relatively well-known, larger companies in mature industries which the Manager believes have the potential for capital appreciation. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available.

The Fund may also invest in debt securities which the Manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the Fund's objective of capital growth. The Fund may invest in debt securities rated B or above by Moody's or Standard & Poor's ("S&P"), or in unrated securities the Manager has determined are of comparable quality. Currently, however, the Fund does not intend to invest more than 5% of its assets in debt obligations (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the Manager to be of comparable quality. SEE "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES," "EXPLANATIONS OF RISK FACTORS," AND THE APPENDIX. The Fund currently does not intend to invest more than 10% of its assets in real estate investment trusts ("REITs") including smaller capitalization REITs.

OTHER INVESTMENT POLICIES. Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and the SAI, the Fund may also write covered put and call options on securities or financial indices; purchase put and call options on securities or financial indices; purchase and sell

                                      FS-1

PAGE

futures contracts or related options with respect to securities, indices and currencies; invest in restricted or illiquid securities; lend portfolio securities; borrow up to one-third of the value of its total assets; enter into repurchase or reverse repurchase agreements; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                      FRANKLIN SMALL CAP INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it invests primarily in small cap companies and foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


The Fund will primarily invest in relatively new or unseasoned companies which are in their early stages of development, or small cap companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of smaller or unseasoned companies present greater risks than securities of larger, more established companies. The companies may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may, to a degree, fluctuate independently of larger company stocks. SEE "EXPLANATIONS OF RISK FACTORS." THE PORTFOLIO MAY NOT BE APPROPRIATE FOR SHORT-TERM INVESTORS, AND AN INVESTMENT IN THE PORTFOLIO SHOULD NOT BE CONSIDERED A COMPLETE INVESTMENT PROGRAM.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. INVESTMENTS IN FOREIGN SECURITIES, PARTICULARLY IN DEVELOPING MARKETS, INVOLVE SPECIAL AND ADDITIONAL RISKS. SEE "EXPLANATIONS OF RISK FACTORS" BELOW AND IN THE SAI.


                              PORTFOLIO MANAGEMENT

                      FRANKLIN SMALL CAP INVESTMENTS FUND


Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.75% of the average daily net assets of the Fund, reduced to 0.65% of such assets in excess of $200 million, and to 0.55% of such assets in excess of $1.3 billion. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

EDWARD B. JAMIESON
Senior Vice President
Franklin Advisers, Inc.

Mr. Jamieson holds a Bachelor of Arts degree from Bucknell University and a Master's degree in accounting and finance from the University of Chicago Graduate School of Business. He has been with the Franklin Templeton Group since 1987. He will manage the Fund from inception.

MICHAEL MCCARTHY
Portfolio Manager
Franklin Advisers, Inc.


Mr. McCarthy holds a Bachelor of Arts degree in history from the University of California at Los Angeles. He has been with the Franklin Templeton Group since 1992. He will manage the Fund from inception.


                                      FS-2

PAGE

                                EXPENSE SUMMARY

                 FRANKLIN SMALL CAP INVESTMENTS FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.00%

C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $10          $32

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.


*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.75%, 0.60%, and 1.35%, respectively.

                                      FS-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                       MUTUAL DISCOVERY INVESTMENTS FUND


The investment objective of the Mutual Discovery Investments Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. Under normal market conditions, the Fund invests in domestic and foreign equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality. Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities (including lower-rated debt securities) or money market instruments. The Fund may invest in securities from any size issuer, and may invest a substantial portion of its assets in securities of smaller capitalization ("small cap") issuers, which have market capitalizations of less than $1 billion. Securities of foreign or small cap issuers may be subject to different and greater risks, as discussed below. The Fund may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Special Indebtedness"), including without limitation loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.


SELECTION OF PORTFOLIO INVESTMENTS. The Fund's general policy is to invest in securities which, in the opinion of its Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Investment Manager may itself seek to influence or control management or may cause the Fund to invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

FOREIGN INVESTMENTS. The Fund may purchase securities in any foreign country, developed or undeveloped, and currently expects to invest up to 50% or more of its total assets in foreign securities, including Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.


CURRENCY TECHNIQUES. The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "EXPLANATIONS OF RISK FACTORS."

CREDIT QUALITY. Debt obligations (including Special Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for Standard & Poor's ("S&P"); see the Appendix concerning rating categories). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or

                                      MD-1

PAGE

companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Special Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.


DEFAULTED DEBT OBLIGATIONS. The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

OTHER INVESTMENT POLICIES. While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.


Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in collateralized mortgage obligations; borrow up to one-third of the value of its total assets; enter into reverse repurchase agreements; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                       MUTUAL DISCOVERY INVESTMENTS FUND


The Fund carries the risks common to all stock investments, plus special risks because it may invest in foreign securities, small cap companies, lower-rated debt obligations, reorganizing companies, and Special Indebtedness.

Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

Securities of smaller companies, particularly if they are unseasoned, present greater risks than securities of larger, more established companies. The smaller companies in which the Fund invests are often not well known, may often trade at a discount and may not be followed by institutions. The companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may fluctuate independently of larger company stocks. See also "Explanations of Risk Factors."

                                      MD-2

PAGE


Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. BECAUSE OF THE FUND'S POLICY OF INVESTING IN LOWER RATED AND UNRATED, HIGHER RISK DEBT OBLIGATIONS, AN INVESTMENT IN THE FUND IS ACCOMPANIED BY A HIGHER DEGREE OF RISK THAN IS PRESENT WITH AN INVESTMENT IN HIGHER RATED, LOWER YIELDING OBLIGATIONS. ACCORDINGLY, INVESTORS CONSIDERING THE FUND SHOULD EVALUATE THEIR OVERALL INVESTMENT GOALS AND TOLERANCE FOR RISK. SEE "EXPLANATIONS OF RISK FACTORS" AND APPENDIX.


When the Fund invests in a reorganizing company, there can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time of the investment will be completed on the terms or with the time contemplated by the Investment Manager, or at all. Special Indebtedness involves risk as to the creditworthiness of the issuer and, in the case of loan participations, the creditworthiness and reliability of the issuing financial institution as well. Certain Special Indebtedness may be illiquid.


                              PORTFOLIO MANAGEMENT

                       MUTUAL DISCOVERY INVESTMENTS FUND


Franklin Mutual Advisers, Inc. ("Franklin Mutual"), 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.80% of the average daily net assets of the Fund. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.


Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.


PETER LANGERMAN
Senior Vice President and Chief Operating Officer
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


JEFFREY ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


ROBERT FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


                                      MD-3

PAGE

RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


LAWRENCE SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

DAVID MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Prior to November 1996, Mr. Marcus was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Prior to November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.


                                      MD-4

PAGE

                                EXPENSE SUMMARY


                  MUTUAL DISCOVERY INVESTMENTS FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.00%

C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------
  $10          $32


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.


*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.80%, 0.60%, and 1.40%, respectively.


                                      MD-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                         MUTUAL SHARES INVESTMENTS FUND


The principal investment objective of the Mutual Shares Investments Fund is capital appreciation, with income as a secondary objective. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. Under normal market conditions, the Fund invests primarily in domestic equity securities and domestic debt obligations. Equity securities include common and preferred stocks and securities convertible into common stocks. Debt obligations may include securities or indebtedness of any quality issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities (including lower-rated debt securities) or money market instruments. The Fund may invest in securities from any size issuer, including smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors." It will tend to invest, however, in securities of issuers with market capitalizations in excess of $500 million. It may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

The Fund also seeks to invest in securities of companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Special Indebtedness"), including without limitation, loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.


SELECTION OF PORTFOLIO INVESTMENTS. The Fund's general policy is to invest in securities which, in the opinion of the Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.


The Fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Investment Manager may itself seek to influence or control management or may cause the Fund to invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

CREDIT QUALITY. Debt obligations (including Special Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for Standard & Poor's ("S&P"); see the Appendix concerning rating categories). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Special Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.


DEFAULTED DEBT OBLIGATIONS. The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

                                      MS-1

PAGE


FOREIGN INVESTMENTS. Although the Fund reserves the right to purchase securities in any foreign country, developed or undeveloped, the Fund's current investment strategy is to invest primarily in domestic securities, with approximately 15%-20% of its total assets in foreign securities, including Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations and political uncertainty. See "Explanations of Risk Factors" below and the SAI.

CURRENCY TECHNIQUES. The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "Explanations of Risk Factors."


OTHER INVESTMENT POLICIES. While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.


Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in collateralized mortgage obligations; borrow up to one-third of the value of its total assets; enter into reverse repurchase agreements; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.

                              RISK CONSIDERATIONS

                         MUTUAL SHARES INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it may invest in lower-rated debt obligations, foreign securities, reorganizing companies, and Special Indebtedness.


Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. BECAUSE OF THE FUND'S POLICY OF INVESTING IN LOWER RATED AND UNRATED, HIGHER RISK DEBT OBLIGATIONS, AN INVESTMENT IN THE FUND IS ACCOMPANIED BY A HIGHER DEGREE OF RISK THAN IS PRESENT WITH AN INVESTMENT IN HIGHER RATED, LOWER YIELDING OBLIGATIONS. ACCORDINGLY, INVESTORS CONSIDERING THE FUND SHOULD EVALUATE THEIR OVERALL INVESTMENT GOALS AND TOLERANCE FOR RISK. SEE "EXPLANATIONS OF RISK FACTORS" AND APPENDIX.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."


                                      MS-2

PAGE

When the Fund invests in a reorganizing company, there can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time of the investment will be completed on the terms or with the time contemplated by the Investment Manager, or at all. Special Indebtedness involves risk as to the creditworthiness of the issuer and, in the case of loan participations, the creditworthiness and reliability of the issuing financial institution as well. Certain Special Indebtedness may be illiquid.


                              PORTFOLIO MANAGEMENT

                         MUTUAL SHARES INVESTMENTS FUND


Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.


Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.


PETER LANGERMAN
Senior Vice President and Chief Operating Officer
Franklin Mutual Advisers, Inc.

Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


JEFFREY ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


ROBERT FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. Mr. Garea has also been a Manager (Director) of MB Metroplis L.L.C. since 1994. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


                                      MS-3

PAGE

LAWRENCE SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.

DAVID MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Prior to November 1996, Mr. Marcus was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Prior to November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.


                                      MS-4

PAGE

                                EXPENSE SUMMARY


                   MUTUAL SHARES INVESTMENTS FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.00%


C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS
----------------------

  $10          $32


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.


*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.00% of the Fund's Class 1 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.60%, 0.60%, and 1.20%, respectively.


                                      MS-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                        TEMPLETON ASSET ALLOCATION FUND


The Templeton Asset Allocation Fund seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The mix of investments among these three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. The Fund's Investment Manager may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with the management of the Fund's portfolio.

There are no minimum or maximum percentages as to the amount of the Fund's assets which may be invested in each of the market segments, or as to the amount which may be invested in the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. Except as noted below and under "Investment Restrictions" in the SAI, the Fund's Investment Manager has complete flexibility in determining the amount and nature of stock and other equity securities (including Depositary Receipts), debt securities or money market instruments in which the Fund may invest.

The Fund seeks investment opportunities in all types of securities issued by companies or governments of any nation. It has the flexibility to invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by Standard & Poor's ("S&P"), and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. As an operating policy, which may be changed without shareholder approval, the Fund will not invest more than 15% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Consistent with the overall 15% limit on lower-rated debt securities, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Risk Considerations" for this Fund, and "Explanations of Risk Factors," below. See the Appendix concerning rating categories.

OTHER INVESTMENT POLICIES. The Fund may invest in collateralized mortgage obligations and restricted securities, purchase securities on a "when-issued basis," lend its portfolio securities, and borrow up to 30% of the value of its total assets for investment purposes. The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. The Fund may also invest in forward foreign currency exchange contracts and options on foreign currencies. These and other types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and in the SAI.


                              RISK CONSIDERATIONS

                        TEMPLETON ASSET ALLOCATION FUND

The Fund carries the risks common to all stock and bond investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers.


Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

PAGE

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's (commonly referred to as "junk bonds"); however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. SEE "EXPLANATIONS OF RISK FACTORS," AND THE APPENDIX.


                              PORTFOLIO MANAGEMENT

                        TEMPLETON ASSET ALLOCATION FUND


The Investment Manager for the Templeton Asset Allocation Fund is Templeton Investment Counsel, Inc. ("TICI"), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions.

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Asset Allocation Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.65% of the Fund's average daily net assets up to $200 million, 0.585% of such net assets up to $1.3 billion, and 0.52% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.56% and 0.74% of the average daily net assets of its Class 1 shares in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

THOMAS LATTA
Vice President
Templeton Global Bond Managers, a division of TICI


Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton Group in 1991 and has managed the fixed income portion of the Fund's portfolio since 1993.


NEIL S. DEVLIN
Chief Investment Officer and Executive Vice President
Templeton Global Bond Managers, a division of TICI


Mr. Devlin holds a Bachelor of Arts degree in Economics and Philosophy from Brandeis University and is a Chartered Financial Analyst. He joined the Franklin Templeton Group in 1987 and has managed the fixed income portion of the Fund's portfolio since 1995.


GARY CLEMONS
Senior Vice President
Templeton Investment Counsel Inc.


Mr. Clemons holds a Bachelor of Science degree from the University of Nevada at Reno and a Master of Business Administration degree from the University of Wisconsin at Madison. He has been with the Franklin Templeton Group since 1990 and has managed the equity portion of the Fund's portfolio since 1995.


PETER NORI
Vice President
Templeton Investment Counsel, Inc.


Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the equity portion of the Fund's portfolio since 1996.


WILLIAM T. HOWARD, JR.
Senior Vice President
Templeton Investment Counsel, Inc.


Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analysts Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the equity portion of the Fund's portfolio since 1996.

PAGE

                                EXPENSE SUMMARY


                   TEMPLETON ASSET ALLOCATION FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 1 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.60%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.78%


C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------

   $8          $25          $43          $97


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Management Fees and Total Fund Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".

PAGE

                              FINANCIAL HIGHLIGHTS

                   TEMPLETON ASSET ALLOCATION FUND -- CLASS 1


This table summarizes the financial history of Templeton Asset Allocation
Fund -- Class 1. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the most recent five fiscal years appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                                   YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------------------
                              1997       1996       1995       1994       1993      1992      1991      1990      1989     1988*
                              ==================================================================================================
PER SHARE OPERATING
  PERFORMANCE -- CLASS 1
  (for a share outstanding
    throughout the year)
NET ASSET VALUE, BEGINNING
  OF YEAR.................  $  21.08   $  18.72   $  15.69   $  16.55   $  13.49   $ 12.85   $ 10.45   $ 11.62   $ 10.28   $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income...       .67        .63        .57        .44        .42       .39       .40       .34       .25      .07
  Net realized and
    unrealized gain
    (loss)................      2.44       2.76       2.87       (.92)      3.03       .66      2.38     (1.23)     1.11      .21
                            --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
    TOTAL FROM INVESTMENT
      OPERATIONS..........      3.11       3.39       3.44       (.48)      3.45      1.05      2.78      (.89)     1.36      .28
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income...      (.63)      (.58)      (.41)      (.31)      (.35)     (.41)     (.38)     (.25)     (.02)      --
  Net realized gains......     (1.21)      (.45)        --       (.07)      (.04)       --        --      (.03)       --       --
                            --------   --------   --------   --------   --------   -------   -------   -------   -------   ------
    TOTAL DISTRIBUTIONS...     (1.84)     (1.03)      (.41)      (.38)      (.39)     (.41)     (.38)     (.28)     (.02)      --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR....................  $  22.35   $  21.08   $  18.72   $  15.69   $  16.55   $ 13.49   $ 12.85   $ 10.45   $ 11.62   $10.28
=================================================================================================================================
TOTAL RETURN+.............     15.52%     18.93%     22.48%     (2.96)%    26.12%     8.42%    27.05%    (7.80)%   13.25%    2.80%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's).................  $735,568   $556,027   $406,123   $288,172   $183,360   $79,242   $35,821   $22,702   $13,150   $  388
Ratios to average net
  assets:
  Expenses................       .74%       .64%       .66%       .75%       .77%      .80%      .89%     1.03%     1.41%   14.92%**
  Expenses, net of
    reimbursement.........       .74%       .64%       .66%       .75%       .77%      .80%      .89%     1.00%     1.00%    1.50%**
  Net investment income...      3.32%      3.56%      3.73%      4.02%      4.16%     4.47%     3.99%     4.56%     4.81%    2.86%**
Portfolio turnover rate...     45.27%     57.50%     43.02%     51.36%     81.50%   120.53%    76.65%     8.46%    10.68%      --
Average commission rate
  paid++..................  $  .0071   $  .0008         --         --         --        --        --        --        --       --
---------------------------------------------------------------------------------------------------------------------------------

 * Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities. Prior to fiscal year
   1996 disclosure of average commission rate was not required.

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                              TEMPLETON BOND FUND


The Templeton Bond Fund's investment objective is high current income. Consistent with this objective, the Fund may also consider the potential for capital appreciation due to changes in interest rates, currency exchange rates and credit quality when purchasing securities. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The Fund seeks to achieve its objective through a flexible policy of investing primarily (normally at least 65% of its assets) in debt securities of companies, governments and government agencies of various nations throughout the world, and in debt securities which are convertible into common stock of such companies. The Fund may invest without limit in debt securities of the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund may invest in debt securities rated in any category by Standard & Poor's ("S&P") or Moody's and securities which are unrated by any rating agency. See "Explanations of Risk Factors" and the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund and its Investment Manager, may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.


The average maturity of debt securities in the Fund's portfolio will fluctuate depending upon TGBM's judgment as to future interest rate changes. Debt securities in which the Fund may also invest include various corporate debt obligations, structured investments, commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to these securities. The Investment Manager intends to manage the Fund's exposure to various currencies, and may from time to time make use of forward currency exchange contracts or other techniques for hedging purposes.


The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Risk Considerations" for this Fund, and "Explanations of Risk Factors," below.

The Fund's portfolio turnover rate may generally exceed 100% per year, and was 154.23% in 1997. The Fund's higher turnover rates are generally due to bond maturities, and the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels. Higher portfolio turnover rates generally increase transaction costs, which are Fund expenses. See "Explanations of Securities and Investment Techniques," below.

OTHER INVESTMENT POLICIES. The Fund may also buy and sell financial futures contracts, bond index futures contracts, and foreign currency futures contracts. The Fund may purchase and sell any of these futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. In addition, the Fund may invest in forward foreign currency exchange contracts, options on foreign currencies, depositary receipts, "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities, and borrow up to 30% of the value of its total assets for investment purposes. These investment techniques are discussed under "Explanations of Securities and Investment Techniques." Certain types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and in the SAI.

                              RISK CONSIDERATIONS

                              TEMPLETON BOND FUND

The Fund carries the risks common to all bond investments, plus special risks because it may invest without limit in foreign debt obligations, and may invest in lower-rated debt obligations. Bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic

                                      TB-1

PAGE

entities. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's (commonly referred to as "junk bonds"); however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. SEE "EXPLANATIONS OF RISK FACTORS," and the Appendix.

Asset Composition Table. Because the Fund invested more than 5% of its assets in lower rated bonds during its most recent fiscal year, the table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio composition in the fiscal year ended December 31, 1997. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. See the Appendix for a description of each rating category. The ratings shown may not be the same as ratings at the time of purchase.

S&P CATEGORY                    % OF FUND
-----------------------------------------
AAA                               76.9%
AA+                                2.1%*
AA                                 0.4%
A+                                 4.6%
BB+                                0.1%
BB                                 8.9%*
BB-                                4.0%
B+                                 3.0%*

*Figures include securities, which are unrated by S&P, as follows:

AA+                                                           2.1%
BB                                                            0.6%
B+                                                            1.8%

                              PORTFOLIO MANAGEMENT


                              TEMPLETON BOND FUND


The Investment Manager for the Templeton Bond Fund is Templeton Investment Counsel, Inc. ("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Templeton Bond Fund paid 0.50% and 0.68% of the average daily net assets of its Class 1 shares in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.


THOMAS LATTA
Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton Group in 1991 and has managed the Fund since 1993.

NEIL S. DEVLIN
Chief Investment Officer and Executive Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Devlin holds a Bachelor of Arts degree in Economics and Philosophy from Brandeis University and is a Chartered Financial Analyst. He joined the Franklin Templeton Group in 1987 and has managed the Fund since 1995.


                                      TB-2

PAGE

                                EXPENSE SUMMARY

                         TEMPLETON BOND FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. It is based on the historical expenses of the Class 1 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.


SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.50%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.68%


C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
   $7          $22          $38          $85


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

                                      TB-3

PAGE

                              FINANCIAL HIGHLIGHTS

                         TEMPLETON BOND FUND -- CLASS 1


This table summarizes the financial history of Templeton Bond Fund -- Class 1. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the last five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                 -----------------------------------YEAR-ENDED-DECEMBER-31,-----------------------------------
                                  1997      1996      1995      1994      1993      1992      1991     1990     1989    1988*
                                  -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  (for a share outstanding
    throughout the year)
NET ASSET VALUE, BEGINNING OF
  YEAR.........................  $ 11.63   $ 11.88   $ 10.86   $ 12.15   $ 10.91   $ 10.99   $10.35   $10.32   $10.19   $10.00
------------------------------------------------------------------------------------------------------------------------------
Income from Investment
  Operations:
  Net investment
    income.....................      .80       .85       .80       .71       .60       .58      .61      .60      .83      .20
  Net realized and unrealized
    gain (loss)................     (.53)      .14       .76     (1.28)      .65       .03     1.02       05     (.07)    (.01)
                                 -------   -------   -------   -------   -------   -------   ------   ------   ------   ------
    TOTAL FROM INVESTMENT
      OPERATIONS...............      .27       .99      1.56      (.57)     1.25       .61     1.63      .65      .76      .19
------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income........     (.84)    (1.24)     (.54)     (.55)    (.005)     (.57)    (.64)    (.62)    (.63)      --
  Net realized gains...........       --        --        --      (.17)    (.005)     (.12)    (.35)      --       --       --
                                 -------   -------   -------   -------   -------   -------   ------   ------   ------   ------
    TOTAL DISTRIBUTIONS........     (.84)    (1.24)     (.54)     (.72)     (.01)     (.69)    (.99)    (.62)    (.63)      --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR...  $ 11.06   $ 11.63   $ 11.88   $ 10.86   $ 12.15   $ 10.91   $10.99   $10.35   $10.32   $10.19
==============================================================================================================================
TOTAL RETURN+..................     2.51%     9.45%    14.92%    (4.88)%   11.46%     5.53%   15.86%    6.33%    7.65%    1.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)......................  $31,826   $34,046   $32,910   $29,343   $29,347   $15,674   $8,142   $4,076   $2,349   $  254
Ratios to Average Net Assets:
  Expenses.....................      .68%      .68%      .78%      .90%      .83%     1.00%    1.06%    1.56%    3.67%   15.44%**
  Expenses, net of
    reimbursement..............       68%      .68%      .78%      .90%      .83%     1.00%    1.00%    1.00%    1.00%    1.50%**
Net investment income..........     6.90%     7.35%     7.14%     6.80%     6.50%     6.93%    7.63%    7.65%    8.12%    5.94%**
Portfolio turnover rate........   154.23%   141.19%   188.11%   203.91%   170.33%   147.77%  551.45%  107.58%   48.87%      --
------------------------------------------------------------------------------------------------------------------------------

 * Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity contract for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.

                                      TB-4


PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                       TEMPLETON DEVELOPING MARKETS FUND


The investment objective of the Templeton Developing Markets Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The Fund seeks to achieve this objective by investing primarily (normally at least 65% of assets) in equity securities of issuers in countries having developing markets. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and Depositary Receipts. The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing or emerging. Under current listings, developing markets countries include all countries EXCEPT: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States. In addition, as used in this Prospectus, developing market equity securities means (i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country.

PORTFOLIO SELECTION. The Fund and its investment manager, Templeton Asset Management Ltd. (the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. (See "Explanations of Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets. Consistent with its policy of investing primarily in developing markets, the Fund may purchase securities in any foreign country, developed or developing. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets.


The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain countries, particularly the emerging market countries which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.


OTHER INVESTMENTS. For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits, bankers' acceptances and structured investments). Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. The Fund may invest in debt securities which are rated at least C by Moody's or C by Standard & Poor's ("S&P") or unrated debt securities deemed to be of comparable quality by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

                                      TD-1

PAGE

OTHER INVESTMENT POLICIES. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Explanations of Securities and Investment Techniques." The Portfolio may invest up to 10% of its assets in securities of closed end investment companies to facilitate foreign investment. The Fund may also lend its portfolio securities; borrow up to one-third of the value of its total assets for investment purposes (i.e., "leverage" its portfolio); purchase convertible securities and warrants; invest in restricted or illiquid securities; enter into transactions in options on securities, securities indices and foreign currencies; enter into forward foreign currency contracts; and enter into futures contracts and related options with respect to securities, securities indices and foreign currencies. The value of the underlying securities on which futures contacts will be written at any one time will not exceed 25% of the total assets of the Fund. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.


                              RISK CONSIDERATIONS

                       TEMPLETON DEVELOPING MARKETS FUND

The Fund carries the risks common to all stock investments, plus special risks because it invests primarily in foreign developing markets securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Foreign securities are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty. Investments in developing or emerging markets are subject to even greater risks and volatility because of the smaller size and lesser liquidity of those markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1268% in the last 15 years but has suffered five declines of more than 20% during that time. Many smaller Asian markets suffered severe declines in 1997, including several which fell over 70%.

AN INVESTMENT IN THE FUND MAY BE CONSIDERED SPECULATIVE AND MAY NOT BE APPROPRIATE FOR SHORT-TERM INVESTORS. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL AND HEIGHTENED RISKS INVOLVED IN INVESTING IN FOREIGN DEVELOPING MARKETS SECURITIES. For more details about these and other risks, please see "Explanations of Securities and Investment Techniques" and "Explanations of Risk Factors," below.


                              PORTFOLIO MANAGEMENT

                       TEMPLETON DEVELOPING MARKETS FUND


The Investment Manager for the Developing Markets Fund is Templeton Asset Management Ltd. ("Templeton Singapore"), 7 Temasek Boulevard, # 38-03, Suntec Tower One, Singapore, 038987. The Investment Manager manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Fund paid 1.25% and 1.58% of the average daily net assets of its Class 1 shares in management fees and total operating expenses (including management fees), respectively. The fee paid by the Fund is higher than the advisory fees paid by most other U.S. investment companies primarily because investing in equity securities in developing markets, which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Developing Markets Fund's portfolio.

J. MARK MOBIUS, PH.D.
Managing Director and Portfolio Manager
Templeton Asset Management Ltd.

Dr. Mobius holds a Doctor of Philosophy degree in Economics and Political Science from the Massachusetts Institute of Technology. He earned his Bachelor's and Master's degrees from Boston University. He is a member of several industry-related associations. Dr. Mobius joined the Franklin Templeton Group in 1987 and has managed the Fund from inception.

                                      TD-2

PAGE

H. ALLAN LAM
Portfolio Manager and Analyst
Templeton Asset Management Ltd.


Mr. Lam holds a Bachelor of Arts degree in Accounting from Rutgers University. He has had extensive auditing experience with Deloitte Touche & Tohmatsu and KPMG Peat Marwick. He joined the Franklin Templeton Group in 1987 and has managed the Fund from inception.


TOM WU
Director
Templeton Asset Management Ltd.


Mr. Wu holds a Master of Business Administration degree from the University of Oregon. He earned a Bachelor of Social Science Degree in Economics from the University of Hong Kong. He joined the Franklin Templeton Group in 1987, and has managed the Fund from inception.


DENNIS LIM
Vice President
Templeton Asset Management Ltd.

Mr. Lim holds a Master of Science degree in Management (Finance Analysis), from the University of Wisconsin-Milwaukee, (Beta Gamma Sigma, Delta Chapter of Wisconsin). He earned a Bachelor of Science degree in building engineering from the National University of Singapore. He joined the Franklin Templeton Group in 1990, and has managed the Fund from inception.


EDDIE CHOW
Investment Analyst
Templeton Asset Management Ltd.


Mr. Chow holds a Master of Business Administration degree from the University of Wisconsin-Milwaukee. Prior to joining the Franklin Templeton Group, in 1994, he worked for many years in the finance and banking industry. He has managed the Fund from inception.


TEK-KHOAN ONG
Portfolio Manager
Templeton Asset Management Ltd.


Mr. Ong holds a Masters of Business Administration degree from the Wharton School, University of Pennsylvania, a Masters of Science degree in Computing Science and a Bachelor of Science degree in Civil Engineering, both from Imperial College, University of London, UK. Prior to joining the Franklin Templeton Group, in 1993, he worked for the Monetary Authority of Singapore (Singapore's central bank) for five years. He has managed the Fund from inception.


                                      TD-3

PAGE

                                EXPENSE SUMMARY

                  TEMPLETON DEVELOPING MARKETS FUND -- CLASS 1


This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. It is based on the historical expenses of the Class 1 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.


SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  1.25%
Other Expenses..............................................  0.33%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.58%


C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
  $16          $50          $86         $188


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

                                      TD-4

PAGE

                              FINANCIAL HIGHLIGHTS

                  TEMPLETON DEVELOPING MARKETS FUND -- CLASS 1


This table summarizes the financial history of Templeton Developing Markets Fund -- Class 1. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                                  YEAR ENDED
                                                                 DECEMBER 31,
                                                              -------------------
                                                                1997       1996*
                                                                ----------------
PER SHARE OPERATING PERFORMANCE -- CLASS 1
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................  $   9.43    $ 10.00
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................       .09        .05
  Net realized and unrealized loss..........................     (2.82)      (.62)
                                                              --------    -------
    TOTAL FROM INVESTMENT OPERATIONS........................     (2.73)      (.57)
---------------------------------------------------------------------------------
Less distributions from:
  Net investment income.....................................      (.04)        --
  Net realized gains........................................      (.03)        --
                                                              --------    -------
    TOTAL DISTRIBUTIONS.....................................      (.07)        --
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................  $   6.63    $  9.43
=================================================================================
TOTAL RETURN+...............................................    (29.22)%    (5.70)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................  $163,459    $72,245
Ratios to average net assets:
  Expenses..................................................      1.58%      1.70%**
  Expenses, excluding waiver and payments by affiliate......      1.58%      1.78%**
  Net investment income.....................................      1.63%      1.52%**
Portfolio turnover rate.....................................     23.82%      9.95%
Average commission rate paid++..............................  $  .0018    $ .0020
---------------------------------------------------------------------------------

 * Period from March 4, 1996 (commencement of operations) to December 31, 1996. ** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.


                                      TD-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                          TEMPLETON INTERNATIONAL FUND


The Templeton International Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors," below.

The Fund may purchase securities in any foreign country, developed or developing. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

OTHER INVESTMENTS. Although the Fund generally invests in equity securities, including common stock and Depositary Receipts, it may also invest in preferred stocks and certain debt securities such as convertible bonds. The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by Standard & Poor's ("S&P"), and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

OTHER INVESTMENT POLICIES. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. The Fund may also enter into transactions in options on securities, securities indices and foreign currencies; enter into firm commitment agreements; purchase securities on a "when-issued" basis; invest in restricted securities, such as private placements; lend its portfolio securities; and borrow up to 30% of the value of its total assets for investment purposes. The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. See "Explanations of Securities and Investment Techniques."


                              RISK CONSIDERATIONS

                          TEMPLETON INTERNATIONAL FUND

The Fund carries the risks common to all stock investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets including certain Eastern European countries and Russia, involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. The Portfolio may also invest to a lesser degree in smaller capitalization companies, which are subject to different and greater risks. SEE "EXPLANATIONS OF RISK FACTORS."

PAGE

                              PORTFOLIO MANAGEMENT

                          TEMPLETON INTERNATIONAL FUND

The Investment Manager for the Templeton International Fund is Templeton Investment Counsel, Inc. ("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions.


Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.63% and 0.81% of the average daily net assets of its Class 1 shares in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.

The following persons are in charge of the day-to-day management of the Fund's portfolio.

PETER NORI
Vice President
Templeton Investment Counsel, Inc.

Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the Fund since 1996.

GARY MOTYL
Executive Vice President and Director
Templeton Investment Counsel, Inc.

Mr. Motyl holds a Bachelor of Science degree in Finance from Lehigh University and a Master of Business Administration degree from Pace University and is a Chartered Financial Analyst. Mr. Motyl has been a security analyst and portfolio manager with TICI since 1981. He has managed the Fund since 1995.

EDWARD RAMOS
Vice President
Templeton Investment Counsel, Inc.

Mr. Ramos holds a Bachelor of Science degree in Finance from Lehigh University and a Master of Business Administration degree with emphases in Finance, Accounting and International Business from The Columbia Graduate School of Business. Prior to joining the Templeton organization in 1993, Mr. Ramos worked as assistant to the chief investment officer of Prudential Equity Management Association. He has managed the Fund since 1997.

PAGE

                                EXPENSE SUMMARY

                    TEMPLETON INTERNATIONAL FUND -- CLASS 1

This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 1 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.69%
Other Expenses..............................................  0.19%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.88%


C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
   $9          $28          $49         $108


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".

PAGE

                              FINANCIAL HIGHLIGHTS

                    TEMPLETON INTERNATIONAL FUND -- CLASS 1


This table summarizes the Templeton International Fund's financial history of Templeton International Fund -- Class 1. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of most recent five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                                         YEAR ENDED DECEMBER 31,
                                                                         -----------------------
                                                                              1995        1994
                                                                              ----------------
PER SHARE OPERATING PERFORMANCE -- CLASS 1
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR................  $  18.40    $  15.13    $  13.22    $  13.83    $  9.39    $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income...........................       .49         .43         .23         .12        .10       .06
  Net realized and unrealized gain (loss).........      2.01        3.15        1.83        (.42)      4.34      (.67)
                                                    --------    --------    --------    --------    -------    ------
    TOTAL FROM INVESTMENT OPERATIONS..............      2.50        3.58        2.06        (.30)      4.44      (.61)
---------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income...........................      (.51)       (.24)       (.10)       (.08)        --        --
  Net realized gains..............................      (.21)       (.07)       (.05)       (.23)        --        --
                                                    --------    --------    --------    --------    -------    ------
    TOTAL DISTRIBUTIONS...........................      (.72)       (.31)       (.15)       (.31)        --        --
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR......................  $  20.18    $  18.40    $  15.13    $  13.22    $ 13.83    $ 9.39
=====================================================================================================================
TOTAL RETURN+.....................................     13.95%      24.04%      15.78%      (2.22)%    47.28%    (6.10)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)...................  $938,410    $682,984    $353,141    $150,090    $43,877    $7,050
Ratios to average net assets
  Expenses........................................       .81%        .65%        .71%        .83%       .95%     1.40%**
  Expenses, net of reimbursement..................       .81%        .65%        .71%        .83%       .95%     1.00%**
  Net investment income...........................      2.70%       3.23%       2.36%       1.89%      1.62%     1.76%**
Portfolio turnover rate...........................     16.63%       9.46%       5.19%       6.32%     15.65%     4.50%
Average commission rate paid++....................  $  .0009    $  .0035          --          --         --        --
---------------------------------------------------------------------------------------------------------------------

 * Period from May 1, 1992 (commencement of operations) to December 31, 1992. ** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities. Prior to fiscal year
   1996 disclosure of average commission rate was not required.

PAGE


                       INVESTMENT OBJECTIVE AND POLICIES

                          TEMPLETON MONEY MARKET FUND

The investment objective of the Fund is current income, stability of principal, and liquidity, which it seeks to achieve by investing in money market instruments with maturities not exceeding 397 days, consisting primarily of short term U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, commercial paper, and repurchase agreements with banks or broker-dealers with respect to these securities. As a fundamental policy, the Fund must invest at least 80% of its total assets in these securities. There can be no assurance that the investment objective of the Fund will be attained. The Fund intends to use its best efforts to maintain its net asset value at $1.00 per share, although there can be no assurance that this will be achieved.

Portfolio Investments. The Fund values all of its portfolio securities using the amortized cost method, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of discount or amortization of premium. See "Purchase, Redemption and Pricing of Shares" in the SAI for a description of certain conditions and procedures followed by the Fund in connection with amortized cost valuation. Certain of those conditions and procedures are summarized below.

In accordance with Rule 2a-7 under the Investment Company Act of 1940, the Fund is required to (i) maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) purchase only instruments having remaining maturities of 397 days or less; and (iii) invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Board of Trustees to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization, subject to ratification of the investment by the Board of Trustees). If a security is unrated, it must be of comparable quality as determined in accordance with procedures established by the Board of Trustees, including approval or ratification of the security by the Board except in the case of U.S. Government securities.

In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that (i) the Fund may invest in U.S. Government securities or repurchase agreements that are fully collateralized by U.S. Government securities without any such limitation, and
(ii) the limitation with respect to puts does not apply to unconditional puts if no more than 10% of the Fund's total assets is invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest category, will be limited to 5% of the Fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of the Fund's total assets or $1,000,000.

The Fund may invest in dollar-denominated obligations of foreign branches of domestic banks ("Eurodollar obligations") and dollar-denominated obligations of domestic branches of foreign banks ("Yankee obligations"). These investments may involve risks that are different in some respects from investments in obligations of domestic branches of domestic banks. Such investment risks may include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the Eurodollar and Yankee obligations held by the Fund, possible seizure or nationalization, and the possible establishment of exchange controls or the adoption of other foreign government laws and restrictions applicable to the payment of Eurodollar and Yankee obligations which might adversely affect the payment of principal and interest.

The Fund may invest in commercial paper issued by domestic corporations or foreign corporations affiliated with domestic corporations, and rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

Other Investment Policies. The Fund may also enter into repurchase agreements, invest in short term corporate debt obligations, purchase securities on a "when-issued" basis, lend its portfolio securities, and borrow up to 5% of its total assets for temporary or emergency purposes. The Fund will not invest more than 10% of its assets in time deposits maturing in more than seven days which do not have secondary trading markets and which are subject to early withdrawal penalties. See "Explanations of Securities and Investment Techniques." Certain types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and also in the SAI.

                                      TM-1

PAGE

                              RISK CONSIDERATIONS

                          TEMPLETON MONEY MARKET FUND

The Fund carries the risks common to all debt investments. Short-term bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers. In addition, the Fund may carry somewhat greater risks because it may invest a portion of its assets in certain dollar-denominated obligations of foreign banks and foreign branches of domestic banks. See "Explanations of Risk Factors." Because the Fund limits its investments to short-term, high quality securities, it will provide lower yields than if the Fund purchased longer term securities or securities of lower quality and greater credit risk.

The Fund will seek to maintain a $1.00 per share net asset value, but there is no guarantee that it will do so.

                              PORTFOLIO MANAGEMENT

                          TEMPLETON MONEY MARKET FUND


The Investment Manager of the Fund is Templeton Global Bond Managers, a division of Templeton Investment Counsel, Inc. ("TICI"). TICI is a Florida corporation with offices at Broward Financial Centre, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Fund paid 0.35% and 0.53% of its average daily net assets in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.


                                      TM-2

PAGE

                                EXPENSE SUMMARY

                          TEMPLETON MONEY MARKET FUND



This table is designed to help you understand the costs of investing in shares of the Fund. It is based on the historical expenses of the shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.


SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.35%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.53%

C.  EXAMPLE

Assume the annual return on the Fund's shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
   $5          $17          $30          $66


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

                                      TM-3

PAGE


                              FINANCIAL HIGHLIGHTS

                          TEMPLETON MONEY MARKET FUND

This table summarizes the financial history of Templeton Money Market Fund. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the most recent five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                          YEAR ENDED DECEMBER 31,
                                                          -----------------------
                                                                1993      1992
                                                                --------------
PER SHARE OPERATING
  PERFORMANCE
  (for a share
    outstanding
    throughout the
    year)
NET ASSET VALUE,
  BEGINNING OF
  YEAR...............  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00   $1.00
---------------------------------------------------------------------------------------------------------------------
  Net investment
    income...........      .05       .05       .05       .03       .02       .03       .05       .07      .08     .02
  Dividends from net
    investment
    income...........    (.05)     (.05)     (.05)     (.03)     (.02)     (.03)     (.05)     (.07)    (.08)   (.02)
---------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE,
    END OF YEAR......  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $ 1.00   $1.00
=====================================================================================================================
TOTAL RETURN+........     4.88%     4.99%     5.35%     3.48%     2.41%     3.10%     5.59%     7.51%    8.13%   1.95%
RATIOS/SUPPLEMENTAL
  DATA
Net assets, end of
  year (000's).......  $15,784   $14,086   $20,723   $33,090   $16,992   $21,454   $22,046   $17,982   $5,984   $ 679
Ratios to average net
  assets:
  Expenses...........      .53%      .55%      .63%      .71%      .75%      .69%      .70%      .84%    1.82%  12.95%**
  Expenses, net of
    reimbursement....      .53%      .55%      .63%      .71%      .75%      .69%      .70%      .84%    1.00%   1.50%**
  Net investment
    income...........     4.97%     4.86%     5.29%     3.56%     2.38%     3.02%     5.28%     7.19%    7.79%   5.83%
---------------------------------------------------------------------------------------------------------------------

 * Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.


                                      TM-4

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                              TEMPLETON STOCK FUND


The Templeton Stock Fund's investment objective is capital growth. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The Fund invests primarily (normally at least 65% of its assets) in common and preferred stocks issued by companies, large and small, in various nations throughout the world. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors," below. The Fund may also invest in securities convertible into common stocks rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See the Appendix for a description of the S&P and Moody's ratings. Current income will usually be a less significant factor in selecting investments for the Fund.

As a global fund, the Fund may invest without limit in securities of the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

OTHER PORTFOLIO INVESTMENTS. Subject to its policy of investing 65% of its total assets in equity securities (including Depositary Receipts), the Fund may invest in debt obligations, including convertible debt obligations. These debt obligations may include medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

OTHER INVESTMENT POLICIES. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. The Fund may also enter into transactions in options on securities, securities indices and foreign currencies; enter into firm commitment agreements; purchase securities on a "when-issued" basis; invest in restricted securities, such as private placements; borrow up to 30% of the value of its total assets for investment purposes; and lend its portfolio securities. See "Explanations of Securities and Investment Techniques." The Fund may also purchase and sell stock index futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. (See "Explanations of Securities and Investment Techniques.")


                              RISK CONSIDERATIONS

                              TEMPLETON STOCK FUND

The Fund carries the risks common to all stock investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets including certain Eastern European countries and Russia, involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. The Portfolio may also invest to a lesser degree in

PAGE

smaller capitalization companies, which are subject to different and greater risks than investments in large or mid-cap companies. SEE "EXPLANATIONS OF RISK FACTORS."


                              PORTFOLIO MANAGEMENT

                              TEMPLETON STOCK FUND

The Investment Manager for the Templeton Stock Fund is Templeton Investment Counsel, Inc.,("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages each Fund's assets and makes its investment decisions.


Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.62% and 0.81% of the average daily net assets of its Class 1 shares in management fees and total operating expenses (including management fees) respectively. See "Management of the Trust" for more information about fees.

The following persons are in charge of the day-to-day management of the Fund's portfolio.

MARK R. BEVERIDGE
Vice President
Templeton Investment Counsel Inc.

Mr. Beveridge is a Chartered Financial Analyst and holds a Bachelor of Business Administration degree in Finance from the University of Miami. He has been with the Franklin Templeton Group since 1985 and has managed the Fund since 1995.

WILLIAM T. HOWARD, JR.
Senior Vice President
Templeton Investment Counsel, Inc.

Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analysts Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the Fund since 1996.

HOWARD J. LEONARD
Executive Vice President
Templeton Investment Counsel, Inc.

Mr. Leonard is a Chartered Financial Analyst and holds a Bachelor of Business Administration degree in Finance and Economics from Temple University. He joined the Franklin Templeton organization in 1989, and has managed the Fund since 1995.

PAGE

                                EXPENSE SUMMARY

                        TEMPLETON STOCK FUND -- CLASS 1

This table is designed to help you understand the costs of investing in Class 1 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 1 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.69%
Other Expenses..............................................  0.19%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.88%

C.  EXAMPLE

Assume the annual return on the Fund's Class 1 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------
   $9          $28          $49         $108

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 1 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".

PAGE

                              FINANCIAL HIGHLIGHTS

                        TEMPLETON STOCK FUND -- CLASS 1


This table summarizes the financial history of Templeton Stock Fund -- Class 1. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report for each of the most recent five fiscal years, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                                    YEAR ENDED DECEMBER 31,
                          -------------------------------------------------------------------------------------------------------
                            1997       1996       1995        1994       1993       1992       1991     1990      1989    1988*
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE -- CLASS 1
  (for a share outstanding
    throughout the year)
NET ASSET VALUE,
  BEGINNING OF YEAR...... $  22.88   $  20.83   $  16.94   $  17.53   $  13.33   $  12.72   $  10.29   $ 11.75   $ 10.25   $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income..      .47        .41        .40        .26        .23        .25        .27       .32       .18      .18
  Net realized and
    unrealized gain
    (loss)...............     2.11       3.88       3.80       (.64)      4.23        .64       2.49     (1.57)     1.34      071
                          --------   --------   --------   --------   --------   --------   --------   -------   -------   ------
    TOTAL FROM INVESTMENT
      OPERATIONS.........     2.58       4.29       4.20       (.38)      4.46        .89       2.76     (1.25)     1.52      .25
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income..     (.40)      (.40)      (.27)      (.21)      (.25)      (.28)      (.33)     (.19)     (.02)      --
  Net realized gains.....    (1.87)     (1.84)      (.04)        --       (.01)        --         --      (.02)       --       --
                          --------   --------   --------   --------   --------   --------   --------   -------   -------   ------
TOTAL DISTRIBUTIONS......    (2.27)     (2.24)      (.31)      (.21)      (.26)      (.28)      (.33)     (.21)     (.02)      --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  YEAR................... $  23.19   $  22.88   $  20.83   $  16.94   $  17.53   $  13.33   $  12.72   $ 10.29   $ 11.75   $10.23
=================================================================================================================================
TOTAL RETURN+............    11.88%     22.48%     25.24%     (2.20)%    34.00%      7.12%     27.93%   (10.23)%   14.85%    2.50%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
  (000's)................ $732,248   $644,366   $498,777   $378,849   $298,392   $166,219   $116,943   $74,264   $49,787   $3,037
Ratios to average net
  assets:
  Expenses...............      .81%       .65%       .66%       .73%       .73%       .75%       .82%      .85%     1.08%    4.39%**
  Expenses, net of
    reimbursement........      .81%       .65%       .66%       .73%       .73%       .75%       .82%      .85%      .99%    1.50%**
  Net investment income..     2.05%      2.06%      2.18%      1.81%      1.88%      2.36%      2.82%     3.78%     3.63%    5.55%**
Portfolio turnover rate..    25.82%     23.40%     33.93%      5.10%      4.88%      8.10%     41.24%    17.94%     5.27%      --
Average commission rate
  paid++................. $  .0077   $  .0090         --         --         --         --         --        --        --       --
-----------------------------------------------------------------------------------------------------------------------------------

 * Period from August 31, 1988 (commencement of operations) to December 31,
   1988.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities. Prior to fiscal year
   1996 disclosure of average commission rate was not required.

PAGE

              EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES


THIS SECTION DESCRIBES IN MORE DETAIL CERTAIN TYPES OF SECURITIES AND INVESTMENT TECHNIQUES WHICH MAY BE USED BY A FUND, ONLY IF THE FUND IS AUTHORIZED TO DO SO IN ITS INDIVIDUAL FUND SECTION. IF THERE IS A CONFLICT BETWEEN THIS SECTION AND THE INDIVIDUAL FUND SECTION WITH RESPECT TO INVESTMENTS, THE INDIVIDUAL FUND SECTION CONTROLS AND SHOULD BE RELIED UPON.

All policies and percentage limitations are considered at the time of purchase of an investment and refer to total assets, unless otherwise specified. A Fund will not necessarily use the strategies described to the full extent permitted unless the Managers believe that doing so will help a Fund reach its objectives, and not all instruments or strategies will be used at all times.

In the event of a corporate restructuring or bankruptcy reorganization of an issuer whose securities are owned by a Fund, the Fund may receive securities different from those originally purchased, e.g., common stock that is not dividend paying, bonds with a lower coupon or more junior status, convertible securities or even conceivably real estate. The Fund is not obligated to sell such securities immediately, if the Manager believes, based on its own analysis, that the longer term outlook is favorable and there is the potential for a higher total return by holding such investments.

Each Fund is also subject to investment restrictions that are described under the heading "Investment Restrictions" in the SAI. The investment objective of each Fund and investment restrictions so designated are "fundamental policies" of each Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of a Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Trust's Board of Trustees may change them without Shareholder approval.


BORROWING


Certain Funds may borrow money for investment or other purposes. Borrowings will not exceed the percentage amounts listed in each Fund's investment policies, above, and are limited by fundamental restrictions which may not be changed without shareholder approval. See "Investment Restrictions," in the SAI.


Under federal securities laws, a Fund may borrow from banks only and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES


A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The convertible debt obligations in which a Portfolio may invest are subject to the same rating criteria and investment policies as that Portfolio's investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the

                                        1

PAGE

holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for each Portfolio's financial reporting, credit rating, and investment limitation purposes.


Enhanced or synthetic convertible securities are described in more detail in the SAI.


DEBT SECURITIES

Debt securities may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.


Lower-rated debt obligations, commonly known as "junk bonds," are rated below BBB by Moody's Investors Service, Inc. ("Moody's") or Baa by Standard & Poor's Ratings Service ("S&P"), or in unrated debt obligations of similar quality as determined by the Investment Manager. Bonds rated BB or below are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.

Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by a Fund's Investment Manager to assess whether, at the time of purchase, the planned investment offers potential returns which are reasonable in light of the risks involved. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Explanations of Risk Factors" and in the SAI. For a description of debt securities ratings, see the Appendix.

BANK OBLIGATIONS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. For Funds permitted to invest in bank obligations, such obligations include dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, a Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of a Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are

                                        2

PAGE

decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

COMMERCIAL PAPER. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. Certain Funds may also invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt obligations generally. See the Appendix for a description of commercial paper ratings.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates are securities representing part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.


DEPOSITARY RECEIPTS

If permitted by their investment policies, Funds which invest in foreign securities may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by an U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.

In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of each Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

DIVERSIFICATION


Each Fund is diversified under federal securities law. Accordingly, each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (other than the U.S. Government) if more than 5% of the value of the Fund's assets would be invested in such issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities). Each Fund will also comply with diversification requirements under federal tax laws related to regulated investment companies and variable contracts issued by insurance companies. See "Federal Income Tax Status," below and "Investment Objectives and Policies" in the SAI.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

The relative performance of foreign currencies in which securities held by a Fund which invests in foreign securities are denominated is an important factor in the Fund's overall performance. The Investment Managers may manage a

                                        3

PAGE

Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, certain Funds as indicated in the individual Fund section may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

Forward foreign currency exchange contracts ("forward contracts") are used to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." A Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that a Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. Put and call options on foreign currencies may be purchased or written for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Managers' hedging strategies will be successful.


FUTURES CONTRACTS


A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, a Fund must deposit in a segregated account additional cash or liquid securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.


LOANS OF PORTFOLIO SECURITIES


If permitted by its investment policies, a Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. A Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.


PORTFOLIO TURNOVER

Each Fund may purchase and sell securities without regard to the length of time the security has been held, and the frequency of Portfolio transactions (turnover rate) will vary from year to year, depending on market conditions. Portfolio turnover could be greater in periods of unusual market movement and volatility. The Managers will weigh the potential benefits of any short-term trading against the higher transaction costs associated with a higher turnover

                                        4

PAGE

rate. Unless otherwise indicated in the discussion for each Fund, it is anticipated that each Fund's annual turnover rate generally will not exceed 100%.

Higher portfolio turnover rates generally increase transaction costs, which are Portfolio expenses, but would not create capital gains for investors because of the tax-deferred status of variable annuity and variable life insurance investments. Portfolio turnover rates for recent years are shown in the "Financial Highlights." More information is in the SAI.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When a Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Certain Funds authorized to do so may also enter into reverse repurchase agreements, which may involve additional risks. See the SAI for details.


RESTRICTED SECURITIES


Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by a Fund if such acquisition would cause the aggregate value of illiquid assets to exceed limits prescribed by the SEC. These limits are currently 10% of net assets for money market funds and 15% of net assets for other types of funds. This restriction shall not apply, however, to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 or to foreign securities offered or sold outside the United States where the Investment Manager determines, based upon a continuing review of the trading markets for each security, that the securities are liquid. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.


TEMPORARY INVESTMENTS


In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, each Fund (other than the Money Market Fund) may establish a temporary defensive position. These Funds may therefore invest up to 100% of their respective total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.


TRADE CLAIMS


Trade claims are purchased from creditors of companies in financial difficulty. For purchasers such as a Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the

                                        5

PAGE

difference in the face value of the claim as compared to the discounted purchase price. An investment in trade claims is speculative and carries a high degree of risk. There can be no guarantee that the debt issuer will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.


WARRANTS

A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

WHEN-ISSUED SECURITIES


New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a Fund will not accrue any income on these securities prior to delivery. A Fund will maintain in a segregated account with their Custodian an amount of cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.

                          EXPLANATION OF RISK FACTORS


Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds; nor can there be any assurance that a Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Funds can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Funds' portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of each Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which a Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which a Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of the Funds' Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of a Fund's Shares. In addition, changes in currency valuations will affect the price of Shares of the Funds.

History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Managers will not always be profitable or prove to have been correct. No single Fund is intended to be a complete investment program.

FOREIGN SECURITIES


An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies -- Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern

                                        6

PAGE

in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.


Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security of, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The relative performance of foreign currencies in which securities held by a Fund are denominated is an important factor in each Fund's overall performance. The Investment Managers intend to manage a Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors.

We are expecting a new common currency called the euro to be adopted by members of the new European Economic and Monetary Union potentially as soon as January 1999, that we think could present attractive opportunities for investment. While all indications are that it will be fully equivalent in stability and value to the existing currencies underlying its composition, there can be no guarantees.

A Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when a Fund converts assets from one currency to another.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. If permitted by its investment policies, a Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.

Investments in developing or emerging markets are subject to even greater risks and volatility because of the smaller size and lesser liquidity of those markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1268% in the last 15 years but has suffered five declines of more than 20% during that time. Many smaller Asian markets suffered severe declines in 1997, including several which fell over 70%.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing market countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing or emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, if a Fund it permitted to invest in Russian securities, it will limit such investments to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies -- Risk Factors" in the SAI.

                                        7

PAGE

Hong Kong reverted to the sovereignity of China on July 1, 1997. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of a Fund's investments.

CLOSED-END INVESTMENT COMPANIES


Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Subject to federal securities laws, a Fund which is authorized to invest in developing markets securities, may invest in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be purchased or sold only at market prices which represent a premium or a discount to their net asset values. If a Fund acquires shares of closed-end investment companies, Shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.


LOWER RATED DEBT OBLIGATIONS


High-risk, lower quality debt securities, commonly referred to as "junk bonds," are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. See "Investment Objectives and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's, and see the Appendix below for descriptions of each rating category.

These lower rated debt securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of these securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.


A Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Funds' ability to dispose of particular issues, when necessary, to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Funds' portfolio. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in a Fund's portfolio is changed by the rating service, such change will be considered by a Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.


ASSET COMPOSITION TABLE. If a Fund had a 12 month dollar weighted average of more than 5% of its assets invested in debt obligations below investment grade in the most recent fiscal year, an Asset Composition Table is included under the individual Fund's "Risk Considerations," above.


SMALL CAPITALIZATION ISSUERS


A small capitalization or "small cap" company generally has a market capitalization of $1 billion or less. Such companies may have relatively small revenues and limited product lines. Smaller capitalization companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, smaller companies may suffer significant losses, as well as realize substantial growth.


FORWARD, OPTIONS AND FUTURES CONTRACTS

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in a Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of a Fund's Investment Manager to correctly predict

                                        8

PAGE

movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES


Class 1 shares of each Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from each Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of each Fund's Class 1 shares. Trust shares may be sold to and held by Insurance Company separate accounts funding both variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Funds due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in a Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.


Initial and subsequent payments allocated to the Class 1 shares of a Fund may be subject to limits applicable in the Contract purchased.

                                NET ASSET VALUE


The net asset value per share of each class of a Fund is determined as of the close of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. The net asset value of all outstanding shares of each class of a Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in a Fund, determined by the value of the shares of each class. To calculate the net asset value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in a Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.


                              REDEMPTION OF SHARES


The Trust will redeem all full and fractional shares presented for redemption on any business day. Redemptions are effected at the per share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders.

The Trust will redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem shares of a Fund.


                                        9

PAGE

                                   EXCHANGES


Class 1 shares of a Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or Fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.


                            MANAGEMENT OF THE TRUST

THE BOARD


The Trust's Board of Trustees ("Board") oversees the management of the Trust and elects its officers. The officers are responsible for each Fund's day-to-day operations. The Board also monitors each Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGERS


Each Fund's Investment Manager also performs similar services for other funds. Each Fund's Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Managers and their affiliates manage over $220 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Trust's Code of Ethics.


ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001, provides certain administrative services and facilities for each Fund.


The Administrator receives a monthly fee equivalent on an annual basis to 0.15% of the average daily net assets of the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion. Each Fund in the Trust, except those which had not commenced operations, paid the Administrator fees of 0.10% of its average daily net assets during the fiscal year ended December 31, 1997.


PORTFOLIO TRANSACTIONS

Each Investment Manager tries to obtain the best execution on all transactions. If an Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services, and the sale of Fund shares as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

DISTRIBUTOR


The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205, toll free telephone (800) 292-9293.


                          DIVIDENDS AND DISTRIBUTIONS


Each Fund, except the Money Market Fund, normally intends to pay annual dividends representing substantially all of its net investment income and to distribute annually any net realized capital gains. The Money Market Fund's net investment income will be declared as a dividend each day immediately prior to the determination of its net asset value, and paid monthly. Dividends and capital gains are calculated and distributed the same way for each Fund and each class of shares, except the Money Market Fund. The amount of any income dividends per share will differ for

                                       10

PAGE

each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by a Fund will be automatically reinvested in additional shares of the same class of the Fund, unless an election is made on behalf of a shareholder to receive distributions in cash. Dividends or distributions by the Funds will reduce the per share net asset value by the per share amount so paid.


                           FEDERAL INCOME TAX STATUS


Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Funds so qualify, they generally will not be subject to federal income taxes on amounts distributed to shareholders. In order to qualify as a regulated investment company, each Fund must, among other things, meet certain source of income requirements. In addition, each Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Funds on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Funds.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by a Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the shares. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.

To comply with regulations under Section 817(h) of the Code a Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as an U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Funds, investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Funds as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Fund underlying the Separate Account.


                                       11

PAGE

                               OTHER INFORMATION

THE TRUST'S ORGANIZATION


The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of ten separately managed funds. Each class of each Fund in the Trust is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts and is generally offered through a form of prospectus containing the classes and funds available to each contract. The Templeton Money Market Fund has a single class of shares. The other nine funds ("Multiclass Funds") offer two classes of shares, Class 1 and Class 2. All shares of the Multiclass Funds purchased before May 1, 1997, when the Trust first issued class 2 shares, are considered Class 1 shares. Class 2 shares of the Multiclass Funds have a Rule 12b-1 distribution plan and are subject to fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.01 each. When issued, shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.


Shareholders of the Trust are given certain voting rights. Shares of each class of a Fund represent proportionate interests in the assets of a fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.


Each share of each class of a Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as shareholders of the Trust, are entitled to vote the shares of the Trust at any regular and special meeting of the shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Trust. The Trust is required to assist in shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received.

For more information on the Trust, a Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001.


PERFORMANCE INFORMATION

From time to time, each class of a Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which a Fund offers shares of that class.

                                       12

PAGE

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by a Fund. Quotations of yield or total return for a class of a Fund will not take into account charges and deductions against any Separate Account to which the Funds' shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.


YEAR 2000

Like other mutual funds, the Trust could be adversely affected if the computer systems used by the Investment Managers and other service providers do not properly process date-related information after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue could affect portfolio and operational areas, including the handling of securities trades, payments of interest and dividends, securities pricing, shareholder account services, custody functions, and others. While there can be no assurance that the Trust will not be adversely affected, the Manager is taking steps that it believes are reasonably designated to address the Year 2000 Issue, including seeking reasonable assurance from the Trust's major service providers.


STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                       13

PAGE

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

                  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A -- Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                   STANDARD & POOR'S RATINGS SERVICE ("S&P")

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       14

PAGE

C -- Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

                                    MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

                                      S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                       15


PAGE













LOGO
TEMPLETON VARIABLE PRODUCTS SERIES FUND


PROSPECTUS -- MAY 1, 1998
CLASS 2 SHARES

FRANKLIN GROWTH INVESTMENTS FUND
FRANKLIN SMALL CAP INVESTMENTS FUND
MUTUAL DISCOVERY INVESTMENTS FUND
MUTUAL SHARES INVESTMENTS FUND
TEMPLETON ASSET ALLOCATION FUND
TEMPLETON BOND FUND
TEMPLETON DEVELOPING MARKETS FUND
TEMPLETON INTERNATIONAL FUND
TEMPLETON STOCK FUND


--------------------------------------------------------------------------------

Templeton Variable Products Series Fund (the "Trust"), is an open-end, management investment company, consisting of ten separate investment portfolios or funds (each a "Fund"), each of which has different investment objectives. This prospectus contains information that a prospective investor should know before investing.


Shares of each Fund are currently sold only to insurance company separate accounts ("Separate Accounts") to serve as the investment vehicle for both variable annuity and variable life insurance contracts (the "Contracts"). The Contracts involve certain fees and expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to different investment vehicles. In particular, certain Funds or classes of the Trust may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding fees and expenses of the Contract and any applicable restrictions or limitations.

Each Fund, except the Templeton Money Market Fund, has two classes of shares:
Class 1 and Class 2. This prospectus offers only Class 2 shares of multiclass Funds and is for use with Contacts that make Class 2 shares of these Funds available. For more information about the Trust's classes, see "Other Information -- Capitalization and Voting Rights," below.

A statement of additional information ("SAI") dated May 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this prospectus. The SAI is available without charge upon request to the Trust's underwriter, Franklin Templeton Distributors Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205 or by calling 1-800-774-5001.


Shares of each Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank; and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of each Fund involve investment risks, including the possible loss of principal.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES OR INSURANCE COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS OFFERING THE VARIABLE INSURANCE CONTRACT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country, in which the offering is unauthorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus.

PAGE

                               TABLE OF CONTENTS

                                                                 PAGE
                                                                 ----

FRANKLIN GROWTH INVESTMENTS FUND
  Investment Objective and Policies.........................    2FG-1
  Risk Considerations.......................................    2FG-1
  Portfolio Management......................................    2FG-2
  Expense Summary...........................................    2FG-3
-----------------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS FUND
  Investment Objective and Policies.........................    2FS-1
  Risk Considerations.......................................    2FS-2
  Portfolio Management......................................    2FS-2
  Expense Summary...........................................    2FS-3
-----------------------------------------------------------------------
MUTUAL DISCOVERY INVESTMENTS FUND
  Investment Objective and Policies.........................    2MD-1
  Risk Considerations.......................................    2MD-2
  Portfolio Management......................................    2MD-3
  Expense Summary...........................................    2MD-5
-----------------------------------------------------------------------
MUTUAL SHARES INVESTMENTS FUND
  Investment Objective and Policies.........................    2MS-1
  Risk Considerations.......................................    2MS-2
  Portfolio Management......................................    2MS-3
  Expense Summary...........................................    2MS-5
-----------------------------------------------------------------------
TEMPLETON ASSET ALLOCATION FUND
  Investment Objective and Policies.........................    2TA-1
  Risk Considerations.......................................    2TA-1
  Portfolio Management......................................    2TA-2
  Expense Summary...........................................    2TA-3
  Financial Highlights......................................    2TA-4
-----------------------------------------------------------------------
TEMPLETON BOND FUND
  Investment Objective and Policies.........................    2TB-1
  Risk Considerations.......................................    2TB-1
  Portfolio Management......................................    2TB-2
  Expense Summary...........................................    2TB-3
-----------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS FUND
  Investment Objective and Policies.........................    2TD-1
  Risk Considerations.......................................    2TD-2
  Portfolio Management......................................    2TD-2
  Expense Summary...........................................    2TD-4
  Financial Highlights......................................    2TD-5
-----------------------------------------------------------------------

PAGE

                                                                 PAGE
                                                                 ----
TEMPLETON INTERNATIONAL FUND
  Investment Objective and Policies.........................    2TI-1
  Risk Considerations.......................................    2TI-1
  Portfolio Management......................................    2TI-2
  Expense Summary...........................................    2TI-3
  Financial Highlights......................................    2TI-4
-----------------------------------------------------------------------
TEMPLETON STOCK FUND
  Investment Objective and Policies.........................    2TS-1
  Risk Considerations.......................................    2TS-1
  Portfolio Management......................................    2TS-2
  Expense Summary...........................................    2TS-3
  Financial Highlights......................................    2TS-4
-----------------------------------------------------------------------
EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES........    1
EXPLANATIONS OF RISK FACTORS................................    6
PURCHASE OF SHARES..........................................    9
NET ASSET VALUE.............................................    9
REDEMPTION OF SHARES........................................    9
EXCHANGES...................................................    10
MANAGEMENT OF THE TRUST.....................................    10
DISTRIBUTION PLAN...........................................    10
DIVIDENDS AND DISTRIBUTIONS.................................    11
FEDERAL INCOME TAX STATUS...................................    11
OTHER INFORMATION...........................................    12
APPENDIX....................................................    14


PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                        FRANKLIN GROWTH INVESTMENTS FUND


The primary investment objective of the Franklin Growth Investments Fund is capital appreciation. Current income is only a secondary consideration in selecting portfolio securities. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. Under normal market conditions, the Fund will invest primarily (at least 65% of assets) in equity securities, including common and preferred stocks, or securities convertible into common stocks, which are believed to offer favorable possibilities for capital appreciation, but some of which may yield little or no current income. The Fund's assets may be invested in shares of common or capital stock traded on any national securities exchange or over-the-counter, and in convertible securities. The Fund may also keep a significant portion of its assets in cash from time to time. The Fund seeks to reduce the risks involved in equity investments through extensive research, and emphasis on more globally competitive companies.

The Investment Manager will generally make long-term investments in equity securities which have been selected based upon fundamental and quantitative analysis. Following these policies, the Fund will typically invest predominantly in equity securities issued by large-cap or mid-cap U.S. companies, which have market capitalizations of $1 billion or more. It may also invest in smaller capitalization companies, which may be subject to different and greater risks. As an operating policy, the Fund currently intends to invest no more than 15% of its assets in foreign securities, including Depositary Receipts, which involve special risks including currency fluctuations and political uncertainty.

Consistent with its investment objective, the Fund expects to have a portion of its assets invested in securities of companies involved in computing technologies or computing technology-related companies. The technology sector as a whole has historically been volatile and issues from this sector tend to be subject to abrupt or erratic price movements.

OTHER INVESTMENTS. The Fund currently intends to invest no more than 5% of its assets in debt obligations, including convertible debt obligations, rated Ba or lower by Moody's or BB or lower by Standard & Poor's, or unrated securities determined by the Manager to be of comparable quality. SEE "EXPLANATIONS OF RISK FACTORS," "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" AND THE APPENDIX. The Fund may invest in convertible preferred stocks, which are equity securities, generally carry a higher degree of market risk than debt obligations, and often may be regarded as speculative in nature. SEE "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" Under the policies discussed in "Explanations of Securities and Investment Techniques" and in the SAI, the Fund may also borrow up to one-third of the value of its total assets (though it does not currently expect any borrowing to exceed 5%); write covered call options; purchase put options on securities; loan its portfolio securities; enter into repurchase transactions; invest in restricted or illiquid securities; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                        FRANKLIN GROWTH INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it may invest a portion of its assets in small cap companies and foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Securities of smaller or unseasoned companies have historically presented greater risks of price swings than securities of larger, more established companies. Foreign securities, especially in developing markets, are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty. For more details about these and other risks, please see "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES" AND "EXPLANATIONS OF RISK FACTORS," BELOW.


                                      2FG-1

PAGE

                              PORTFOLIO MANAGEMENT

                        FRANKLIN GROWTH INVESTMENTS FUND


Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund, reduced to 0.50% of such assets in excess of $200 million, to 0.40% of such assets in excess of $1.3 billion. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

CONRAD B. HERRMANN
Vice President and Portfolio Manager
Franklin Advisers, Inc.


Mr. Herrmann holds a Master of Business Administration degree from Harvard University and a Bachelor of Arts degree from Brown University. Mr. Herrmann is a Chartered Financial Analyst has been with the Franklin Templeton Group since 1989. He will manage the Fund from inception.


KEVIN CARRINGTON
Portfolio Manager
Franklin Advisers, Inc.

Mr. Carrington is a Charter Financial Analyst and holds a Bachelor of Science degree in Business Administration from California State University at Chico. He has been with the Franklin Templeton Group since 1992 and will manage the Fund from inception.

VIVIAN J. PALMIERI
Vice President
Franklin Advisers, Inc.


Mr. Palmieri holds a Bachelor of Arts degree in Economics from Williams College. He has been with the Franklin Templeton Group since 1965. Mr. Palmieri will manage the Fund from inception.


                                      2FG-2

PAGE

                                EXPENSE SUMMARY

                  FRANKLIN GROWTH INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS
----------------------
  $13          $40


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.60%, 0.25%, 0.60%, and 1.45%, respectively.


                                      2FG-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                      FRANKLIN SMALL CAP INVESTMENTS FUND


The investment objective of the Franklin Small Cap Investments Fund is long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The Fund seeks to accomplish its objective by investing primarily (normally at least 65% of its assets) in equity securities of smaller capitalization growth companies ("small cap companies"). Investments in small cap companies may involve greater risks and greater volatility than investments in larger and more established companies. A small cap company generally has a market capitalization of less than $1 billion at the time of the Fund's investment and, in the opinion of the Fund's Manager, is positioned for rapid growth in revenues, earnings or assets. Market capitalization is defined as the total market value of a company's outstanding common stock. The securities of small cap companies are traded on U.S. or foreign stock exchanges and over-the-counter. As an operating policy the Fund will not invest more than 10% of its assets in securities issued by companies with less than three years of continuous operation.

The Fund seeks to invest at least one-third of its assets in equity securities of companies with market capitalizations of $550 million or less; there is no assurance, however, that the Fund will always be able to find suitable companies to include in this one-third portion. The Manager will monitor the availability of securities suitable for investment by the Fund and recommend appropriate action to the Board of Trustees of the Trust if it appears that this goal will not be attainable under the Fund's current objective and other policies. Equity securities of small cap companies may consist of common stock, preferred stock, warrants for the purchase of common stock, and convertible securities. The Fund currently does not intend to invest more than 10% of its assets in convertible securities. See "Explanations of Securities and Investment Techniques."


SELECTION OF PORTFOLIO INVESTMENTS. The Fund has been designed to provide investors with potentially greater long-term rewards by investing in securities of small cap companies which may offer the potential for significant capital appreciation since they may be overlooked by investors or undervalued in relation to their earnings power. Small cap companies generally are not as well known to the investing public and have less of an investor following than larger companies, and therefore may provide greater opportunities for long-term capital growth as a result of relative inefficiencies in the marketplace. Such companies may be undervalued because they are part of an industry that is out of favor with investors, although the individual companies may have high rates of earning growth and be financially sound. Selection of small cap company equity securities for the Fund will be based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry and the growth potential of the industry itself. Small cap companies often pay no dividends and current income is not a factor in the selection of stocks. The Manager uses a disciplined approach to stock selection, blending fundamental and quantitative analysis.


FOREIGN INVESTMENTS. The Fund may invest up to 25% of its assets in foreign securities, including those of developing market issuers and Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in developing markets securities.

OTHER INVESTMENTS. Although the Fund's assets will be invested primarily in equity securities of small cap companies, the Fund may invest up to 35% of its assets in other securities, which may cause its performance to vary from that of the small capitalization equity markets. The Fund may invest in equity securities of larger capitalization companies which the Fund's Manager believes have strong growth potential, or in equity securities of relatively well-known, larger companies in mature industries which the Manager believes have the potential for capital appreciation. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available.

The Fund may also invest in debt securities which the Manager believes have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income is incidental to the Fund's objective of capital growth. The Fund may invest in debt securities rated B or above by Moody's or Standard & Poor's ("S&P"), or in unrated securities the Manager has determined are of comparable quality. Currently, however, the Fund does not intend to invest more than 5% of its assets in debt obligations (including convertible debt securities) rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the Manager to be of comparable quality. SEE "EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES," "EXPLANATIONS OF RISK FACTORS," AND THE APPENDIX. The Fund currently does not intend to invest more than 10% of its assets in real estate investment trusts ("REITs") including smaller capitalization REITs.

OTHER INVESTMENT POLICIES. Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and the SAI, the Fund may also write covered put and call options on securities or financial indices; purchase put and call options on securities or financial indices; purchase and sell

                                      2FS-1

PAGE

futures contracts or related options with respect to securities, indices and currencies; invest in restricted or illiquid securities; lend portfolio securities; borrow up to one-third of the value of its total assets; enter into repurchase or reverse repurchase agreements; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                      FRANKLIN SMALL CAP INVESTMENTS FUND

The Fund carries the risks common to all stock investments, plus special risks because it invests primarily in small cap companies and foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


The Fund will primarily invest in relatively new or unseasoned companies which are in their early stages of development, or small cap companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of smaller or unseasoned companies present greater risks than securities of larger, more established companies. The companies may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may, to a degree, fluctuate independently of larger company stocks. SEE "EXPLANATIONS OF RISK FACTORS." THE PORTFOLIO MAY NOT BE APPROPRIATE FOR SHORT-TERM INVESTORS, AND AN INVESTMENT IN THE PORTFOLIO SHOULD NOT BE CONSIDERED A COMPLETE INVESTMENT PROGRAM.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. INVESTMENTS IN FOREIGN SECURITIES, PARTICULARLY IN DEVELOPING MARKETS, INVOLVE SPECIAL AND ADDITIONAL RISKS. SEE "EXPLANATIONS OF RISK FACTORS" BELOW AND IN THE SAI.

                              PORTFOLIO MANAGEMENT

                      FRANKLIN SMALL CAP INVESTMENTS FUND


Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, California, 94404, is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.75% of the average daily net assets of the Fund, reduced to 0.65% of such assets in excess of $200 million, and to 0.55% of such assets in excess of $1.3 billion. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.


EDWARD B. JAMIESON
Senior Vice President
Franklin Advisers, Inc.

Mr. Jamieson holds a Bachelor of Arts degree from Bucknell University and a Master's degree in accounting and finance from the University of Chicago Graduate School of Business. He has been with the Franklin Templeton Group since 1987. He will manage the Fund from inception.


MICHAEL MCCARTHY
Portfolio Manager
Franklin Advisers, Inc.


Mr. McCarthy holds a Bachelor of Arts degree in history from the University of California at Los Angeles. He has been with the Franklin Templeton Group since 1992. He will manage the Fund from inception.


                                      2FS-2

PAGE

                                EXPENSE SUMMARY

                 FRANKLIN SMALL CAP INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS
----------------------
  $13          $40

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.75%, 0.25%, 0.60% and 1.60%, respectively.


                                      2FS-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                       MUTUAL DISCOVERY INVESTMENTS FUND


The investment objective of the Mutual Discovery Investments Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. Under normal market conditions, the Fund invests in domestic and foreign equity securities, including common and preferred stocks and securities convertible into common stocks, as well as debt obligations of any quality. Debt obligations may include securities or indebtedness issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities (including lower-rated debt securities) or money market instruments. The Fund may invest in securities from any size issuer, and may invest a substantial portion of its assets in securities of smaller capitalization ("small cap") issuers, which have market capitalizations of less than $1 billion. Securities of foreign or small cap issuers may be subject to different and greater risks, as discussed below. The Fund may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions until suitable investment opportunities are available, consistent with its policy on temporary investments.

The Fund also seeks to invest in securities of domestic and foreign companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Special Indebtedness"), including without limitation loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.


SELECTION OF PORTFOLIO INVESTMENTS. The Fund's general policy is to invest in securities which, in the opinion of its Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.

The Fund generally purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Investment Manager may itself seek to influence or control management or may cause the Fund to invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.


FOREIGN INVESTMENTS. The Fund may purchase securities in any foreign country, developed or undeveloped, and currently expects to invest up to 50% or more of its total assets in foreign securities, including Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals.

CURRENCY TECHNIQUES. The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "EXPLANATIONS OF RISK FACTORS."


CREDIT QUALITY. Debt obligations (including Special Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for Standard & Poor's ("S&P"); see the Appendix concerning rating categories). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or

                                      2MD-1

PAGE

companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Special Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.


DEFAULTED DEBT OBLIGATIONS. The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

OTHER INVESTMENT POLICIES. While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.


Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in collateralized mortgage obligations; borrow up to one-third of the value of its total assets; enter into reverse repurchase agreements; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                       MUTUAL DISCOVERY INVESTMENTS FUND


The Fund carries the risks common to all stock investments, plus special risks because it may invest in foreign securities, small cap companies, lower-rated debt obligations, reorganizing companies, and Special Indebtedness.

Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS" BELOW AND IN THE SAI.

Securities of smaller companies, particularly if they are unseasoned, present greater risks than securities of larger, more established companies. The smaller companies in which the Fund invests are often not well known, may often trade at a discount and may not be followed by institutions. The companies may have relatively small revenues, limited product lines, and a small share of the market for their products or services. Small cap companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small cap companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be more volatile and are therefore speculative. Besides exhibiting greater volatility, small cap company stocks may fluctuate independently of larger company stocks. See also "Explanations of Risk Factors."

                                      2MD-2

PAGE

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. BECAUSE OF THE FUND'S POLICY OF INVESTING IN LOWER RATED AND UNRATED, HIGHER RISK DEBT OBLIGATIONS, AN INVESTMENT IN THE FUND IS ACCOMPANIED BY A HIGHER DEGREE OF RISK THAN IS PRESENT WITH AN INVESTMENT IN HIGHER RATED, LOWER YIELDING OBLIGATIONS. ACCORDINGLY, INVESTORS CONSIDERING THE FUND SHOULD EVALUATE THEIR OVERALL INVESTMENT GOALS AND TOLERANCE FOR RISK. SEE "EXPLANATIONS OF RISK FACTORS" AND APPENDIX.

When the Fund invests in a reorganizing company, there can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time of the investment will be completed on the terms or with the time contemplated by the Investment Manager, or at all. Special Indebtedness involves risk as to the creditworthiness of the issuer and, in the case of loan participations, the creditworthiness and reliability of the issuing financial institution as well. Certain Special Indebtedness may be illiquid.


                              PORTFOLIO MANAGEMENT

                       MUTUAL DISCOVERY INVESTMENTS FUND


Franklin Mutual Advisers, Inc. ("Franklin Mutual"), 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.80% of the average daily net assets of the Fund. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.


Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.


PETER LANGERMAN


Senior Vice President and Chief Operating Officer


Franklin Mutual Advisers, Inc.


Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


JEFFREY ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


ROBERT FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


                                      2MD-3

PAGE

RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


LAWRENCE SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.


DAVID MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Prior to November 1996, Mr. Marcus was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Prior to November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

                                      2MD-4

PAGE

                                EXPENSE SUMMARY

                  MUTUAL DISCOVERY INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at time of purchase....................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS
----------------------
  $13          $40

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 net assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.80%, 0.25%, 0.60% and 1.65%, respectively.

                                      2MD-5


PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                         MUTUAL SHARES INVESTMENTS FUND


The principal investment objective of the Mutual Shares Investments Fund is capital appreciation, with income as a secondary objective. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. Under normal market conditions, the Fund invests primarily in domestic equity securities and domestic debt obligations. Equity securities include common and preferred stocks and securities convertible into common stocks. Debt obligations may include securities or indebtedness of any quality issued by corporations or governments in any form, including notes, bonds, or debentures, as well as distressed mortgage obligations and other debt secured by real property. The Investment Manager has no pre-set limits as to the percentages which may be invested in equity securities, debt securities (including lower-rated debt securities) or money market instruments. The Fund may invest in securities from any size issuer, including smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors." It will tend to invest, however, in securities of issuers with market capitalizations in excess of $500 million. It may invest in securities that are traded on U.S. or foreign exchanges, NASDAQ national market or in the over-the-counter market. It may invest in any industry sector, although it will not concentrate in any one industry. From time to time, the Fund may hold significant cash positions, consistent with its policy on temporary investments, until suitable investment opportunities are available.

The Fund also seeks to invest in securities of companies involved in mergers, consolidations, liquidations and reorganizations or as to which there exist tender or exchange offers, and may participate in such transactions. The Fund does not presently anticipate investing more than 50% of its assets in such investments, but is not restricted to that amount. There can be no assurance that any such transaction proposed at the time of the Fund's investment will be consummated or will be consummated on the terms and within the time period contemplated. The Fund may also invest in other forms of secured or unsecured indebtedness or participations ("Special Indebtedness"), including without limitation, loan participations and trade claims, of debtor companies involved in reorganization or financial restructuring, some of which may have very long maturities. Some of the Indebtedness is illiquid.


SELECTION OF PORTFOLIO INVESTMENTS. The Fund's general policy is to invest in securities which, in the opinion of the Investment Manager, are available at prices less than their intrinsic values. The Investment Manager's opinions are based upon analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow, and multiples of earnings of comparable securities. These factors are not applied formulaically, as the Investment Manager examines each security separately; the Investment Manager has no general criteria as to asset size, earnings or industry type which would make a security unsuitable for purchase by the Fund.


The Fund purchases securities for investment purposes and not for the purpose of influencing or controlling management of the issuer. However, in certain circumstances when the Investment Manager perceives that the Fund may benefit, the Investment Manager may itself seek to influence or control management or may cause the Fund to invest in other entities that purchase securities for the purpose of influencing or controlling management, such as investing in a potential takeover or leveraged buyout or investing in other entities engaged in such practices.

CREDIT QUALITY. Debt obligations (including Special Indebtedness) in which the Fund invests may be rated or unrated and, if rated, ratings may range from the very highest to the very lowest categories (currently C for Moody's and D for Standard & Poor's ("S&P"); see the Appendix concerning rating categories). Medium and lower-rated debt obligations are commonly referred to as "junk bonds." In general, it will invest in these instruments for the same reasons underlying its investments in equity securities, i.e., that the instruments are available, in the Investment Manager's opinion, at prices less than their intrinsic values. Consequently, the Investment Manager's own analysis of a debt instrument exercises a greater influence over the investment decision than the stated coupon rate or credit rating. The Fund expects to invest in debt obligations issued by reorganizing or restructuring companies, or companies which recently emerged from, or are facing the prospect of a financial restructuring. It is under these circumstances, which usually involve unrated or low rated securities that are often in, or are about to, default, that the Investment Manager seeks to identify securities which are sometimes available at prices which it believes are less than their intrinsic values. The purchase of Special Indebtedness of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that the investment may be lost. However, the debt securities of reorganizing or restructuring companies typically rank senior to the equity securities of such companies.


DEFAULTED DEBT OBLIGATIONS. The Fund may invest without limit in defaulted debt obligations, subject to the Fund's restriction on investments in illiquid securities. Defaulted debt obligations may be considered speculative. See the discussion above under "Credit Quality" for the circumstances under which the Fund generally invests in defaulted debt obligations.

                                      2MS-1

PAGE


FOREIGN INVESTMENTS. Although the Fund reserves the right to purchase securities in any foreign country, developed or undeveloped, the Fund's current investment strategy is to invest primarily in domestic securities, with approximately 15%-20% of its total assets in foreign securities, including Depositary Receipts. The Fund presently does not intend to invest more than 5% of its assets in securities of developing markets including Eastern European countries and Russia. Foreign investments may include both voting and non-voting securities, sovereign debt and participation in foreign government deals. The Fund's investments in foreign securities involve risks related to currency fluctuations and political uncertainty. See "Explanations of Risk Factors" below and the SAI.

CURRENCY TECHNIQUES. The Fund generally expects to hedge against currency risks to the extent that hedging is available. Currency hedging techniques may include investments in foreign currency futures contracts, options on foreign currencies or currency futures, forward foreign currency exchange contracts ("forward contracts") and currency swaps, all of which involve specialized risks. See "Explanations of Risk Factors."

OTHER INVESTMENT POLICIES. While the Fund may not purchase securities of registered open-end investment companies or affiliated investment companies, it may invest from time to time in other investment company securities subject to the limitation that it will not purchase more than 3% of the voting securities of another investment company. In addition, the Fund will not invest more than 5% of its assets in the securities of any single investment company and will not invest more than 10% of its assets in investment company securities. Investors should recognize that an investment in the securities of such investment companies results in layering of expenses such that investors indirectly bear a proportionate share of the expenses of such investment companies, including operating costs, and investment advisory and administrative fees. The Fund may also sell short securities it does not own up to 5% of its assets. Short sales have risks of loss if the price of the security sold short increases after the sale, but the Fund can profit if the price decreases. The Fund may also sell securities "short against the box" (i.e., securities which the Fund owns or has the immediate and unconditional right to acquire at no additional cost) without limit. See the SAI for further details concerning short sales.

Under the policies discussed in "Explanations of Securities and Investment Techniques," "Explanations of Risk Factors," and in the SAI, the Fund may also loan its portfolio securities; enter into repurchase transactions; purchase securities and debt obligations on a "when-issued" or "delayed delivery" basis; invest in collateralized mortgage obligations; borrow up to one-third of the value of its total assets; enter into reverse repurchase agreements; invest in restricted or illiquid securities; purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and engage in other activities specifically identified for this Fund.


                              RISK CONSIDERATIONS

                         MUTUAL SHARES INVESTMENTS FUND


The Fund carries the risks common to all stock investments, plus special risks because it may invest in lower-rated debt obligations, foreign securities, reorganizing companies, and Special Indebtedness.


Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. Moreover, securities rated BB or lower by S&P or Ba or lower by Moody's are predominantly speculative with respect to the issuer's ability to pay principal and interest and may be in default. In addition, the secondary market for these securities may be less liquid and market quotations less readily available than higher rated securities, thereby increasing the degree to which judgment plays a role in valuing such securities. BECAUSE OF THE FUND'S POLICY OF INVESTING IN LOWER RATED AND UNRATED, HIGHER RISK DEBT OBLIGATIONS, AN INVESTMENT IN THE FUND IS ACCOMPANIED BY A HIGHER DEGREE OF RISK THAN IS PRESENT WITH AN INVESTMENT IN HIGHER RATED, LOWER YIELDING OBLIGATIONS. ACCORDINGLY, INVESTORS CONSIDERING THE FUND SHOULD EVALUATE THEIR OVERALL INVESTMENT GOALS AND TOLERANCE FOR RISK. SEE "EXPLANATIONS OF RISK FACTORS" AND APPENDIX.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar domestic securities. Investments in foreign developing markets involve heightened risks relating to the smaller size and lesser liquidity of those markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

                                      2MS-2

PAGE

When the Fund invests in a reorganizing company, there can be no assurance that any merger, consolidation, liquidation, reorganization or tender or exchange offer proposed at the time of the investment will be completed on the terms or with the time contemplated by the Investment Manager, or at all. Special Indebtedness involves risk as to the creditworthiness of the issuer and, in the case of loan participations, the creditworthiness and reliability of the issuing financial institution as well. Certain Special Indebtedness may be illiquid.


                              PORTFOLIO MANAGEMENT

                         MUTUAL SHARES INVESTMENTS FUND


Franklin Mutual Advisers, Inc., 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078 is the Investment Manager. The Investment Manager manages the Fund's assets and makes its investment decisions. For its services, the Investment Manager receives a fee equivalent on an annual basis to 0.60% of the average daily net assets of the Fund. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

MICHAEL F. PRICE
Chief Executive Officer and President
Franklin Mutual Advisers, Inc.


Mr. Price has a Bachelor of Arts degree in Business Administration from the University of Oklahoma. Prior to November 1996, Mr. Price was President and Chairman of Heine Securities Corporation, the predecessor of Franklin Mutual. He became Chief Executive Officer of Franklin Mutual in November 1996 and will manage the Fund from inception.


PETER LANGERMAN

Senior Vice President and Chief Operating Officer

Franklin Mutual Advisers, Inc.


Mr. Langerman has a Bachelor of Arts degree from Yale University, a Masters in Science from New York University Graduate School of Business and a Juris Doctor from Stanford University Law School. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


JEFFREY ALTMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Altman has a Bachelor of Science degree from Tulane University. Prior to October 1996, Mr. Altman was employed as a Research Analyst and Trader for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


ROBERT FRIEDMAN
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Friedman has a Bachelor of Arts degree in Humanities from the John Hopkins University and a Masters in Business Administration from the Wharton School, University of Pennsylvania. Prior to November 1996, Mr. Friedman was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


RAYMOND GAREA
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Garea has a Bachelor of Science degree in Engineering from Case Institute of Technology and a Masters in Business Administration from the University of Michigan. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. Mr. Garea has also been a Manager (Director) of MB Metroplis L.L.C. since 1994. He joined the Franklin Templeton Group in November 1996 and will manage the Fund from inception.


                                      2MS-3

PAGE

LAWRENCE SONDIKE
Senior Vice President
Franklin Mutual Advisers, Inc.


Mr. Sondike has a Bachelor of Arts degree from Cornell University and a Masters in Business Administration from New York University Graduate School of Business. Prior to November 1996, he was a Research Analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He joined the Franklin Templeton Group in November 1996, and will manage the Fund from inception.


DAVID MARCUS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Marcus holds a Bachelor of Science in Business Administration/Finance from Northeastern University. Prior to November 1996, Mr. Marcus was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

DAVID J. WINTERS
Senior Vice President
Franklin Mutual Advisers, Inc.

Mr. Winters is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from Cornell University. Prior to November 1996, he was a research analyst for Heine Securities Corporation, the predecessor of Franklin Mutual. He has been with the Franklin Templeton Group since November 1996 and will manage the Fund from inception.

                                      2MS-4

PAGE

                                EXPENSE SUMMARY

                   MUTUAL SHARES INVESTMENTS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. It is based on the Fund's estimated expenses for the current fiscal year. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES -- AFTER FEE WAIVER*
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees.............................................  0.40%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.60%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.25%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


ONE YEAR   THREE YEARS
----------------------
  $13          $40


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*The Investment Manager has agreed in advance to waive management fees and make certain payments to reduce Fund expenses as necessary so that Total Fund Operating Expenses do not exceed 1.25% of the Fund's Class 2 assets through 1998. The Investment Manager may end this arrangement at a later date. Estimated Management Fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses before any waivers would be 0.60%, 0.25%, 0.60% and 1.45%, respectively.


                                      2MS-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                        TEMPLETON ASSET ALLOCATION FUND


The Templeton Asset Allocation Fund seeks a high level of total return through a flexible policy of investing in the following market segments: stocks of companies in any nation, debt securities of companies and governments of any nation, and money market instruments. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The mix of investments among these three market segments will be adjusted in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world. The Fund's Investment Manager may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with the management of the Fund's portfolio.

There are no minimum or maximum percentages as to the amount of the Fund's assets which may be invested in each of the market segments, or as to the amount which may be invested in the U.S. or any other nation. Except as noted below and under "Investment Restrictions" in the SAI, the Fund's Investment Manager has complete flexibility in determining the amount and nature of stock, debt securities or money market instruments in which the Fund may invest.

The Fund seeks investment opportunities in all types of securities issued by companies or governments of any nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. It has the flexibility to invest in preferred stocks and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount. The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by Standard & Poor's ("S&P"), and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. As an operating policy, which may be changed without shareholder approval, the Fund will not invest more than 15% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Consistent with the overall 15% limit on lower-rated debt securities, the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Risk Considerations" for this Fund, and "Explanations of Risk Factors," below. See the Appendix concerning rating categories.

OTHER INVESTMENT POLICIES. The Fund may invest in collateralized mortgage obligations and restricted securities, purchase securities on a "when-issued" basis, lend its portfolio securities, and borrow up to 30% of the value of its total assets for investment purposes. The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. The Fund may also invest in forward foreign currency exchange contracts and options on foreign currencies. These and other types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and in the SAI.


                              RISK CONSIDERATIONS

                        TEMPLETON ASSET ALLOCATION FUND

The Fund carries the risks common to all stock and bond investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers.


The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

                                      2TA-1

PAGE

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's (commonly referred to as "junk bonds"); however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. SEE "EXPLANATIONS OF RISK FACTORS," AND THE APPENDIX.


                              PORTFOLIO MANAGEMENT

                        TEMPLETON ASSET ALLOCATION FUND


The Investment Manager for the Templeton Asset Allocation Fund is Templeton Investment Counsel, Inc. ("TICI"), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions.

Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Asset Allocation Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.65% of the Fund's average daily net assets up to $200 million, 0.585% of such net assets up to $1.3 billion, and 0.52% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.56% and 1.03% of the average daily net assets of its Class 2 in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

THOMAS LATTA
Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton Group in 1991, and has managed the fixed income portion of the Fund's portfolio since 1993.

NEIL S. DEVLIN
Chief Investment Officer and Executive Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Devlin holds a Bachelor of Arts degree in Economics and Philosophy from Brandeis University and is a Chartered Financial Analyst. He joined the Franklin Templeton Group in 1987, and has managed the fixed income portion of the Fund's portfolio since 1995.

GARY CLEMONS
Senior Vice President
Templeton Investment Counsel Inc.

Mr. Clemons holds a Bachelor of Science degree from the University of Nevada at Reno and a Master of Business Administration degree from the University of Wisconsin at Madison. Mr. Clemons was a research analyst for Structured Asset Management. He has been with the Franklin Templeton Group since 1990 and has managed the equity portion of the Fund's portfolio since 1995.

PETER NORI
Vice President
Templeton Investment Counsel, Inc.

Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the equity portion of the Fund's portfolio since 1996.

WILLIAM T. HOWARD, JR.
Senior Vice President
Templeton Investment Counsel, Inc.

Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analysts Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the equity portion of the Fund's portfolio since 1996.


                                      2TA-2

PAGE

                                EXPENSE SUMMARY

                   TEMPLETON ASSET ALLOCATION FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*


Management Fees.............................................  0.60%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.03%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------

  $11          $33          $57         $126

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Fund Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".


                                      2TA-3

PAGE

                              FINANCIAL HIGHLIGHTS

                   TEMPLETON ASSET ALLOCATION FUND -- CLASS 2


This table summarizes the financial history of Templeton Asset Allocation
Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................     $20.40
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................        .16
  Net realized and unrealized gain..........................       1.76
                                                                 ------
    TOTAL FROM INVESTMENT OPERATIONS........................       1.92
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................     $22.32
==========================================================================
TOTAL RETURN+...............................................       9.41%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................     $9,665
Ratios to average net assets:
  Expenses..................................................       1.03%**
  Net investment income.....................................       1.97%**
Portfolio turnover rate.....................................      45.27%
Average commission rate paid++..............................     $.0071
--------------------------------------------------------------------------

 *  For the period May 1, 1997 (effective date) to December 31, 1997.
**  Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++  Relates to purchases and sales of equity securities.


                                      2TA-4

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                              TEMPLETON BOND FUND


The Templeton Bond Fund's investment objective is high current income. Consistent with this objective, the Fund may also consider the potential for capital appreciation due to changes in interest rates, currency exchange rates and credit quality when purchasing securities. There can be no assurance that the Fund will achieve its investment objective.

PORTFOLIO INVESTMENTS. The Fund seeks to achieve its objective through a flexible policy of investing primarily (normally at least 65% of its assets) in debt securities of companies, governments and government agencies of various nations throughout the world, and in debt securities which are convertible into common stock of such companies. The Fund may invest without limit in debt securities of the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund may invest in debt securities rated in any category by Standard & Poor's ("S&P") or Moody's and securities which are unrated by any rating agency. See "Explanations of Risk Factors" and the Appendix in the Statement of Additional Information for a description of the S&P and Moody's ratings. The Fund and its Investment Manager, may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.


The average maturity of debt securities in the Fund's portfolio will fluctuate depending upon TGBM's judgment as to future interest rate changes. Debt securities in which the Fund may also invest include various corporate debt obligations, structured investments, commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements with respect to these securities. The Investment Manager intends to manage the Fund's exposure to various currencies, and may from time to time make use of forward currency exchange contracts or other techniques for hedging purposes.


The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future or other advantageous developments appear likely in the future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Risk Considerations" for this Fund, and "Explanations of Risk Factors," below.

The Fund's portfolio turnover rate may generally exceed 100% per year, and was 154.23% in 1997. The Fund's higher turnover rates are generally due to bond maturities, and the rebalancing of the portfolio to keep interest rate risk and country allocations at desired levels. Higher portfolio turnover rates generally increase transaction costs, which are Fund expenses. See "Explanations of Securities and Investment Techniques," below.

OTHER INVESTMENT POLICIES. The Fund may also buy and sell financial futures contracts, bond index futures contracts, and foreign currency futures contracts. The Fund may purchase and sell any of these futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. In addition, the Fund may invest in forward foreign currency exchange contracts, options on foreign currencies, depositary receipts, "when-issued" securities and collateralized mortgage obligations, lend its portfolio securities, and borrow up to 30% of the value of its total assets for investment purposes. These investment techniques are discussed under "Explanations of Securities and Investment Techniques." Certain types of investments and investment techniques are described in greater detail under "Explanations of Securities and Investment Techniques" in this Prospectus and in the SAI.


                              RISK CONSIDERATIONS

                              TEMPLETON BOND FUND


The Fund carries the risks common to all bond investments, plus special risks because it may invest without limit in foreign debt obligations, and may invest in lower-rated debt obligations. Bonds, and other debt obligations, are affected by changes in interest rates and the creditworthiness of their issuers.

The Fund's investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic

                                      2TB-1

PAGE

entities. Investments in foreign developing markets involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. SEE "EXPLANATIONS OF RISK FACTORS."

Higher yields are generally available from debt securities in the higher risk, lower rating categories of S&P or Moody's (commonly referred to as "junk bonds"); however, the values of lower rated securities generally fluctuate more than those of higher rated securities and involve greater risk of loss of income and principal. SEE "EXPLANATIONS OF RISK FACTORS," and the Appendix.

Asset Composition Table. Because the Fund invested more than 5% of its assets in lower rated bonds during its most recent fiscal year, the table below shows the percentage of the Fund's assets invested in debt securities rated in each of the specific rating categories shown and those that are not rated by the rating agency but deemed by the Investment Manager to be of comparable credit quality. The information was prepared based on a 12 month dollar weighted average of the portfolio composition in the fiscal year ended December 31, 1997. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. See the Appendix for a description of each rating category. The ratings shown may not be the same as ratings at the time of purchase.

S&P CATEGORY                                               % OF FUND
--------------------------------------------------------------------
AAA                                                           76.9%
AA+                                                            2.1%*
AA                                                             0.4%
A+                                                             4.6%
BB+                                                            0.1%
BB                                                             8.9%*
BB-                                                            4.0%
B+                                                             3.0%*

*Figures include securities, which are unrated by S&P, as follows:

AA+                                                           2.1%
BB                                                            0.6%
B+                                                            1.8%


                              PORTFOLIO MANAGEMENT

                              TEMPLETON BOND FUND


The Investment Manager for the Templeton Bond Fund is Templeton Investment Counsel, Inc. ("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Templeton Bond Fund paid 0.50% and 0.68% of the average daily net assets in management fees and total operating expenses (including management fees), respectively. The Fund had no Class 2 shares outstanding during 1997, so these figures do not reflect 12b-1 fees which will be charged on Class 2 shares. See "Management of the Trust" for more information about fees.

The following persons are primarily responsible for the day-to-day management of the Fund's portfolio.

THOMAS LATTA
Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Latta received a Bachelor of Business Administration degree from the University of Miami (Florida). Mr. Latta is a Chartered Financial Analyst, and a member of the Association for Investment Management and Research and the Institute of Chartered Financial Analysts. He joined the Franklin Templeton Group in 1991 and has managed the Fund since 1993.

NEIL S. DEVLIN
Chief Investment Officer and Executive Vice President
Templeton Global Bond Managers, a division of TICI

Mr. Devlin holds a Bachelor of Arts degree in Economics and Philosophy from Brandeis University and is a Chartered Financial Analyst. He joined the Franklin Templeton Group in 1987 and has managed the Fund since 1995.


                                      2TB-2

PAGE

                                EXPENSE SUMMARY

                         TEMPLETON BOND FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*


Management Fees.............................................  0.50%
Rule 12b-1 Fees.............................................  0.15%
Other Expenses..............................................  0.18%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  0.83%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------

   $8          $26          $46         $103

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1998, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.


                                      2TB-3

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                       TEMPLETON DEVELOPING MARKETS FUND


The investment objective of the Templeton Developing Markets Fund is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The Fund seeks to achieve this objective by investing primarily (normally at least 65% of assets) in equity securities of issuers in countries having developing markets. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and Depositary Receipts. The Fund considers countries having developing markets to be all countries that are generally considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World
Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing or emerging. Under current listings, developing markets countries include all countries EXCEPT: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States. In addition, as used in this Prospectus, developing market equity securities means (i) equity securities of companies the principal securities trading market for which is a developing market country, as defined above, (ii) equity securities, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such developing market countries or sales made in such developing market countries or (iii) equity securities of companies organized under the laws of, and with a principal office in, a developing market country.

Portfolio Selection. The Fund and its investment manager, Templeton Asset Management Ltd. (the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio. Determinations as to eligibility will be made by the Investment Manager based on publicly available information and inquiries made to the companies. (See "Explanations of Risk Factors" for a discussion of the nature of information publicly available for non-U.S. companies.) The Fund will at all times, except during defensive periods, maintain investments in at least three countries having developing markets. Consistent with its policy of investing primarily in developing markets, the Fund may purchase securities in any foreign country, developed or developing. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets.


The Fund seeks to benefit from economic and other developments in developing markets. The investment objective of the Fund reflects the belief that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may especially benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic or financial developments that could benefit the capital markets of such countries. Certain countries, particularly the emerging market countries which may be in the process of developing more market-oriented economies, may experience relatively high rates of economic growth. Other countries, although having relatively mature developing markets, may also be in a position to benefit from local or international developments encouraging greater market orientation and diminishing governmental intervention in economic affairs.


Other Investments. For capital appreciation, the Fund may invest up to 35% of its total assets in debt securities (defined as bonds, notes, debentures, commercial paper, certificates of deposit, time deposits, bankers' acceptances and structured investments). Certain debt securities can provide the potential for capital appreciation based on various factors such as changes in interest rates, economic and market conditions, improvement in an issuer's ability to repay principal and pay interest, and ratings upgrades. Additionally, convertible bonds offer the potential for capital appreciation through the conversion feature, which enables the holder of the bond to benefit from increases in the market price of the securities into which they are convertible. The Fund may invest in debt securities which are rated at least C by Moody's or C by Standard & Poor's ("S&P") or unrated debt securities deemed to be of comparable quality by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

                                      2TD-1

PAGE

Other Investment Policies. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Explanations of Securities and Investment Techniques." The Portfolio may invest up to 10% of its assets in securities of closed end investment companies to facilitate foreign investment. The Fund may also lend its portfolio securities; borrow up to one-third of the value of its total assets for investment purposes (i.e., "leverage" its portfolio); purchase convertible securities and warrants; invest in restricted or illiquid securities; enter into transactions in options on securities, securities indices and foreign currencies; enter into forward foreign currency contracts; and enter into futures contracts and related options with respect to securities, securities indices and foreign currencies. The value of the underlying securities on which futures contacts will be written at any one time will not exceed 25% of the total assets of the Fund. When deemed appropriate by the Investment Manager, the Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.


                              RISK CONSIDERATIONS

                       TEMPLETON DEVELOPING MARKETS FUND

The Fund carries the risks common to all stock investments, plus special risks because it invests primarily in foreign developing markets securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Foreign securities are subject to special and additional risks related to currency fluctuations, market volatility and economic, social and political uncertainty. Investments in developing or emerging markets are subject to even greater risks and volatility because of the smaller size and lesser liquidity of those markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1268% in the last 15 years but has suffered five declines of more than 20% during that time. Many smaller Asian markets suffered severe declines in 1997, including several which fell over 70%.

AN INVESTMENT IN THE FUND MAY BE CONSIDERED SPECULATIVE AND MAY NOT BE APPROPRIATE FOR SHORT-TERM INVESTORS. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL AND HEIGHTENED RISKS INVOLVED IN INVESTING IN FOREIGN DEVELOPING MARKETS SECURITIES. For more details about these and other risks, please see "Explanations of Securities and Investment Techniques" and "Explanations of Risk Factors," below.


                              PORTFOLIO MANAGEMENT

                       TEMPLETON DEVELOPING MARKETS FUND


The Investment Manager for the Developing Markets Fund is Templeton Asset Management Ltd. ("Templeton Singapore"), 7 Temasek Boulevard, # 38-03, Suntec Tower One, Singapore, 038987. The Investment Manager manages the Fund's assets and makes its investment decisions. For the fiscal year ended December 31, 1997, the Fund paid 1.25% and 1.77% of the daily net assets of its Class 2 shares in management fees and total operating expenses (including management fees), respectively. The fee paid by the Fund is higher than the advisory fees paid by most other U.S. investment companies primarily because investing in equity securities in developing markets, which are not widely followed by professional analysts, requires the Investment Manager to invest additional time and incur added expense in developing specialized resources, including research facilities. See "Management of the Trust" for more information about fees.


The following persons are primarily responsible for the day-to-day management of the Developing Markets Fund's portfolio.

J. MARK MOBIUS, PH.D.
Managing Director and Portfolio Manager
Templeton Asset Management Ltd.

Dr. Mobius holds a Doctor of Philosophy degree in Economics and Political Science from the Massachusetts Institute of Technology. He earned his Bachelor's and Master's degrees from Boston University. He is a member of several industry-related associations. Dr. Mobius joined the Franklin Templeton Group in 1987 and has managed the Fund from inception.

                                      2TD-2

PAGE


H. ALLAN LAM
Portfolio Manager
Templeton Asset Management Ltd.


Mr. Lam holds a Bachelor of Arts degree in Accounting from Rutgers University. He has had extensive auditing experience with Deloitte Touche & Tohmatsu and KPMG Peat Marwick. He joined the Franklin Templeton Group in 1987 and has managed the Fund from inception.


TOM WU
Director
Templeton Asset Management Ltd.


Mr. Wu holds a Master of Business Administration degree from the University of Oregon. He earned a Bachelor of Social Science Degree in economics from the University of Hong Kong. He joined the Franklin Templeton Group in 1987, and has managed the Fund from inception.


DENNIS LIM
Vice President
Templeton Asset Management Ltd.


Mr. Lim holds a Master of Science degree in Management (Finance Analysis), from the University of Wisconsin-Milwaukee, (Beta Gamma Sigma, Delta Chapter of Wisconsin). He earned a Bachelor of Science degree in building engineering from the National University of Singapore. He joined the Franklin Templeton Group, in 1990, and has managed the Fund from inception.

EDDIE CHOW
Investment Analyst
Templeton Asset Management Ltd.

Mr. Chow holds a Master of Business Administration degree from the University of Wisconsin-Milwaukee. Prior to joining the Franklin Templeton Group, in 1994, he worked for many years in the finance and banking industry. He has managed the Fund from inception.

TEK-KHOAN ONG
Portfolio Manager
Templeton Asset Management Ltd.

Mr. Ong holds a Masters of Business Administration degree from the Wharton School, University of Pennsylvania. He earned a Masters of Science degree in computing science and a Bachelor of Science degree in Civil Engineering, both from Imperial College, University of London, UK. Prior to joining the Franklin Templeton Group, in 1993, he worked for the Monetary Authority of Singapore (Singapore's central bank) for five years. He has managed the Fund from inception.

                                      2TD-3

PAGE

                                EXPENSE SUMMARY

                  TEMPLETON DEVELOPING MARKETS FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*


Management Fees.............................................  1.25%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.33%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.83%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------

  $19          $58          $99         $215


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.


*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.


                                      2TD-4

PAGE

                              FINANCIAL HIGHLIGHTS

                  TEMPLETON DEVELOPING MARKETS FUND -- CLASS 2


This table summarizes the financial history of Templeton Developing Markets Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................    $  9.85
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................        .04
  Net realized and unrealized loss..........................      (3.27)
                                                                -------
    TOTAL FROM INVESTMENT OPERATIONS........................      (3.23)
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................    $  6.62
==========================================================================
TOTAL RETURN+...............................................     (32.79)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $ 9,569
Ratios to average net assets:
  Expenses..................................................       1.77%**
  Net investment income.....................................       1.48%**
Portfolio turnover rate.....................................      23.82%
Average commission rate paid++..............................    $ .0018
--------------------------------------------------------------------------

 * For the period May 1, 1997 (effective date) to December 31, 1997.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.


                                      2TD-5

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                          TEMPLETON INTERNATIONAL FUND


The Templeton International Fund's investment objective is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. In pursuit of its investment objective, the Fund will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors," below.

The Fund may purchase securities in any foreign country, developed or developing. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

Other Investments. Although the Fund generally invests in equity securities, including common stock and Depositary Receipts, it may also invest in preferred stocks and certain debt securities such as convertible bonds. The Fund may invest in medium and lower quality debt securities that are rated between BBB and as low as D by Standard & Poor's ("S&P"), and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

Other Investment Policies. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. The Fund may also enter into transactions in options on securities, securities indices and foreign currencies; enter into firm commitment agreements; purchase securities on a "when-issued" basis; invest in restricted securities, such as private placements; lend its portfolio securities; and borrow up to 30% of the value of its total assets for investment purposes. The Fund may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. See "Explanations of Securities and Investment Techniques."


                              RISK CONSIDERATIONS

                          TEMPLETON INTERNATIONAL FUND

The Fund carries the risks common to all stock investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.


Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets including certain Eastern European countries and Russia, involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. The Portfolio may also invest to a lesser degree in smaller capitalization companies, which are subject to different and greater risks. SEE "EXPLANATIONS OF RISK FACTORS."


                                      2TI-1

PAGE

                              PORTFOLIO MANAGEMENT

                          TEMPLETON INTERNATIONAL FUND

The Investment Manager for the Templeton International Fund is Templeton Investment Counsel, Inc. ("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages the Fund's assets and makes its investment decisions.


Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.63% and 1.13% of the average daily net assets of its Class 2 shares in management fees and total operating expenses (including management fees), respectively. See "Management of the Trust" for more information about fees.

The following persons are in charge of the day-to-day management of the Fund's portfolio.

PETER NORI
Vice President
Templeton Investment Counsel, Inc.

Mr. Nori holds both a Master of Business Administration degree and a Bachelor of Science degree with emphasis in finance from the University of San Francisco. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research. After completing the Franklin management training program, Mr. Nori joined Franklin portfolio research in 1990 as an equity analyst. In 1994, Mr. Nori joined the Templeton organization. He has managed the Fund since 1996.

GARY MOTYL
Executive Vice President and Director
Templeton Investment Counsel, Inc.

Mr. Motyl holds a Bachelor of Science degree in Finance from Lehigh University and a Master of Business Administration degree from Pace University and is a Chartered Financial Analyst. Mr. Motyl has been a security analyst and portfolio manager with TICI since 1981. He has managed the Fund since 1995.

EDWARD RAMOS
Vice President
Templeton Investment Counsel, Inc.

Mr. Ramos holds a Bachelor of Science degree in Finance from Lehigh University and a Master of Business Administration degree with emphases in Finance, Accounting and International Business from The Columbia Graduate School of Business. Prior to joining the Templeton organization in 1993, Mr. Ramos worked as assistant to the chief investment officer of Prudential Equity Management Association. He has managed the Fund since 1997.


                                      2TI-2

PAGE

                                EXPENSE SUMMARY

                    TEMPLETON INTERNATIONAL FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.

A.  SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fees.............................................  0.69%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.19%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.13%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------

  $12          $36          $62         $137


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.


*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than 12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".


                                      2TI-3

PAGE

                              FINANCIAL HIGHLIGHTS

                    TEMPLETON INTERNATIONAL FUND -- CLASS 2

This table summarizes the Templeton International Fund's financial history of Templeton International Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................    $ 18.40
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................        .07
  Net realized and unrealized gain..........................       1.67
                                                                -------
    TOTAL FROM INVESTMENT OPERATIONS........................       1.74
--------------------------------------------------------------------------
Net asset value, end of year................................    $ 20.14
==========================================================================
TOTAL RETURN+...............................................       9.46%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $17,606
Ratios to average net assets:
  Expenses..................................................       1.13%**
  Net investment income.....................................       1.14%**
Portfolio turnover rate.....................................      16.63%
Average commission rate paid++..............................    $ .0009
--------------------------------------------------------------------------

 * For the period May 1, 1997 (effective date) to December 31, 1997.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under the variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.


                                      2TI-4

PAGE

                       INVESTMENT OBJECTIVE AND POLICIES

                              TEMPLETON STOCK FUND


The Templeton Stock Fund's investment objective is capital growth. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Investments. The Fund invests primarily (normally at least 65% of its assets) in common and preferred stocks issued by companies, large and small, in various nations throughout the world. The Fund will invest predominantly in equity securities issued by large-cap and mid-cap companies. Large-cap companies are those which have market capitalizations of $5 billion or more; mid-cap companies are those which have market capitalizations of $1 billion to $5 billion. It may also invest to a lesser degree in smaller capitalization companies, which may be subject to different and greater risks. See "Explanations of Risk Factors," below. The Fund may also invest in securities convertible into common stocks rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") and securities which are unrated by any rating agency. See the Appendix for a description of the S&P and Moody's ratings. Current income will usually be a less significant factor in selecting investments for the Fund.

As a global fund, the Fund may invest without limit in securities of the U.S. or any other nation. As a non-fundamental policy, however, the Fund will limit its investments in securities of Russian issuers to 5% of its assets. The Fund and its investment manager, Templeton Investment Counsel, Inc. ("TICI" or the "Investment Manager"), may, from time to time, use various methods of selecting securities for the Fund's portfolio, and may also employ and rely on independent or affiliated sources of information and ideas in connection with management of the Fund's portfolio.

Other Portfolio Investments. Subject to its policy of investing 65% of its total assets in equity securities (including Depositary Receipts), the Fund may invest in debt obligations, including convertible debt obligations. These debt obligations may include medium and lower quality debt securities that are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As a fundamental policy (which may not be changed without shareholder approval) the Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid. As an operating policy, however, which may be changed without shareholder approval, the Fund will not invest more than 5% of its total assets in lower-rated debt securities. Lower-rated debt securities include securities rated lower than BBB by S&P or Baa by Moody's, unrated securities of equivalent investment quality as determined by the Investment Manager, and defaulted debt securities. Bonds rated BB or lower, commonly referred to as "junk bonds," are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. See "Explanations of Risk Factors," and the Appendix, below.

Other Investment Policies. When the Investment Manager believes that market conditions warrant, the Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. The Fund may also enter into transactions in options on securities, securities indices and foreign currencies; enter into firm commitment agreements; purchase securities on a "when-issued" basis; invest in restricted securities, such as private placements; borrow up to 30% of the value of its total assets for investment purposes; and lend its portfolio securities. See "Explanations of Securities and Investment Techniques." The Fund may also purchase and sell stock index futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Fund's total assets. (See "Explanations of Securities and Investment Techniques.")

                              RISK CONSIDERATIONS

                              TEMPLETON STOCK FUND

The Fund carries the risks common to all stock investments, plus special risks due to its substantial investments in foreign securities. Stocks, and other equity securities representing an ownership interest in a corporation, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term.

Investments in foreign securities involve risks related to currency fluctuations, market volatility, and economic, social, and political uncertainty that are different from investing in similar obligations of domestic entities. Investments in foreign developing markets including certain Eastern European countries and Russia, involve heightened risks related to the smaller size and lesser liquidity of these markets. INVESTORS SHOULD CONSIDER CAREFULLY THE SUBSTANTIAL RISKS INVOLVED IN INVESTING IN FOREIGN SECURITIES, RISKS THAT ARE HEIGHTENED FOR INVESTMENTS IN DEVELOPING MARKETS. The Portfolio may also invest to a lesser degree in

                                      2TS-1

PAGE

smaller capitalization companies, which are subject to different and greater risks than investments in large or mid-cap companies. SEE "EXPLANATIONS OF RISK FACTORS."


                              PORTFOLIO MANAGEMENT

                              TEMPLETON STOCK FUND

The Investment Manager for the Templeton Stock Fund is Templeton Investment Counsel, Inc.,("TICI") 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. TICI manages each Fund's assets and makes its investment decisions.


Effective May 1, 1997 a new investment management agreement, approved by shareholders at a special meeting held on February 10, 1997, provides that the Fund will pay its Investment Manager a monthly fee equal on an annual basis to 0.75% of the Fund's average daily net assets up to $200 million, 0.675% of such net assets up to $1.3 billion, and 0.60% of such net assets over $1.3 billion. For the fiscal year ended December 31, 1997, the Fund paid 0.62% and 1.14% of the average daily net assets of its Class 2 shares in management fees and total operating expenses (including management fees) respectively. See "Management of the Trust" for more information about fees.

The following persons are in charge of the day-to-day management of the Fund's portfolio.

MARK R. BEVERIDGE
Vice President
Templeton Investment Counsel Inc.

Mr. Beveridge is a Chartered Financial Analyst and holds a Bachelor of Business Administration degree in Finance from the University of Miami. He has been with the Franklin Templeton Group since 1985 and has managed the Fund since 1995.

WILLIAM T. HOWARD, JR.
Senior Vice President
Templeton Investment Counsel, Inc.

Mr. Howard holds a Master of Business Administration degree from Emory University and a Bachelor of Arts degree from Rhodes College. He is a Chartered Financial Analyst and a member of the Financial Analyst Society. Before joining the Templeton Group in 1993, Mr. Howard was the international portfolio manager and analyst with the State of Tennessee Consolidated Retirement System. He has managed the Fund since 1996.

HOWARD J. LEONARD
Executive Vice President
Templeton Investment Counsel, Inc.

Mr. Leonard is a Chartered Financial Analyst and holds a Bachelor of Business Administration degree in Finance and Economics from Temple University. He joined the Franklin Templeton organization in 1989, and has managed the Fund since 1995.


                                      2TS-2

PAGE

                                EXPENSE SUMMARY

                        TEMPLETON STOCK FUND -- CLASS 2

This table is designed to help you understand the costs of investing in Class 2 shares of the Fund. Except as indicated below, it is based on the historical expenses of the Class 2 shares for the fiscal year ended December 31, 1997. The Fund's actual expenses may vary.

SHARES OF THE FUND ARE SOLD ONLY TO INSURANCE COMPANIES FOR USE IN VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE CONTRACTS ("CONTRACTS"). INVESTORS IN SUCH CONTRACTS SHOULD CONSIDER THE FUND EXPENSES LISTED BELOW AS WELL AS THE ADDITIONAL EXPENSES LISTED IN THE CONTRACT PROSPECTUS OR DISCLOSURE DOCUMENT.


A.  SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge (as a percentage of Offering Price)
Paid at purchase............................................  0.00%
Paid at redemption..........................................  0.00%

B.  ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management..................................................  0.69%
Rule 12b-1 Fees.............................................  0.25%
Other Expenses..............................................  0.19%
                                                              ----
TOTAL FUND OPERATING EXPENSES...............................  1.13%


C.  EXAMPLE

Assume the annual return on the Fund's Class 2 shares is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
-----------------------------------------------

  $12          $36          $62         $137

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of Class 2 Shares and are not directly charged to your account. As noted above, these expenses do not include Contract expenses.

*Class 2 of the Fund has a distribution plan or "Rule 12b-1 plan" as described under "Distribution Plan". Because Class 2 shares were not offered until May 1, 1997, figures (other than "12b-1 Fees") are estimates for 1998 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997. Management Fees and Total Operating Expenses have been restated to reflect the management fee schedule approved by shareholders and effective May 1, 1997. Actual Management Fees and Total Fund Operating Expenses before May 1, 1997 were lower. See the section "Management Fees" under "Portfolio Management".


                                      2TS-3

PAGE

                              FINANCIAL HIGHLIGHTS

                        TEMPLETON STOCK FUND -- CLASS 2

This table summarizes the financial history of Templeton Stock Fund -- Class 2. The information has been audited by McGladrey & Pullen, LLP, the Trust's independent auditors. Their audit report covering the period shown below, appears in the financial statements in the Trust's Annual Report for the fiscal year ended December 31, 1997. The Trust's annual report also includes more information about the Fund's performance. For a free copy, please call 1-800-774-5001.

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                                 1997*
                                                                 -----
PER SHARE OPERATING PERFORMANCE -- CLASS 2
  (for a share outstanding throughout the year)
NET ASSET VALUE, BEGINNING OF YEAR..........................    $  21.62
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income.....................................         .06
  Net realized and unrealized gain..........................        1.47
                                                                --------
    TOTAL FROM INVESTMENT OPERATIONS........................        1.53
--------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR................................    $  23.15
==========================================================================
TOTAL RETURN+...............................................        7.08%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $ 16,414
Ratios to average net assets:
  Expenses..................................................        1.14%**
  Net investment income.....................................         .75%**
Portfolio turnover rate.....................................       25.82%
Average commission rate paid++..............................    $  .0077
--------------------------------------------------------------------------

 * For the period May 1, 1997 (effective date) to December 31, 1997.
** Annualized.
 + Total return does not include deductions at the Fund or contract level for cost of insurance charges, premium load, administrative charges, mortality and expense risk charges or other charges that may be incurred under variable annuity and variable life insurance contracts for which the Fund serves as an underlying investment vehicle. Inclusion of such charges would reduce the total return figures for all periods shown. Total return is not annualized.
++ Relates to purchases and sales of equity securities.

                                      2TS-4

PAGE


              EXPLANATIONS OF SECURITIES AND INVESTMENT TECHNIQUES

THIS SECTION DESCRIBES IN MORE DETAIL CERTAIN TYPES OF SECURITIES AND INVESTMENT TECHNIQUES WHICH MAY BE USED BY A FUND, ONLY IF THE FUND IS AUTHORIZED TO DO SO IN ITS INDIVIDUAL FUND SECTION. IF THERE IS A CONFLICT BETWEEN THIS SECTION AND THE INDIVIDUAL FUND SECTION WITH RESPECT TO INVESTMENTS, THE INDIVIDUAL FUND SECTION CONTROLS AND SHOULD BE RELIED UPON.

All policies and percentage limitations are considered at the time of purchase of an investment and refer to total assets, unless otherwise specified. A Fund will not necessarily use the strategies described to the full extent permitted unless the Managers believe that doing so will help a Fund reach its objectives, and not all instruments or strategies will be used at all times.

In the event of a corporate restructuring or bankruptcy reorganization of an issuer whose securities are owned by a Fund, the Fund may receive securities different from those originally purchased, e.g., common stock that is not dividend paying, bonds with a lower coupon or more junior status, convertible securities or even conceivably real estate. The Fund is not obligated to sell such securities immediately, if the Manager believes, based on its own analysis, that the longer term outlook is favorable and there is the potential for a higher total return by holding such investments.

Each Fund is also subject to investment restrictions that are described under the heading "Investment Restrictions" in the SAI. The investment objective of each Fund and investment restrictions so designated are "fundamental policies" of each Fund, which means that they may not be changed without a majority vote of Shareholders of the Fund. With the exception of a Fund's investment objective and those restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental, meaning that the Trust's Board of Trustees may change them without Shareholder approval.


BORROWING


Certain Funds may borrow money for investment or other purposes. Borrowings will not exceed the percentage amounts listed in each Fund's investment policies, above, and are limited by fundamental restrictions which may not be changed without shareholder approval. See "Investment Restrictions," in the SAI.


Under federal securities laws, a Fund may borrow from banks only and is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint.

Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

CONVERTIBLE SECURITIES


A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank. The convertible debt obligations in which a Portfolio may invest are subject to the same rating criteria and investment policies as that Portfolio's investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the

                                        1

PAGE

holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

However, unlike convertible debt obligations, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for each Portfolio's financial reporting, credit rating, and investment limitation purposes.

Enhanced or synthetic convertible securities are described in more detail in the SAI.

DEBT SECURITIES

Debt securities may include many types of debt obligations of both domestic and foreign issuers such as bonds, debentures, notes, commercial paper, structured investments and obligations issued or guaranteed by governments or government agencies or instrumentalities. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.


Lower-rated debt obligations, commonly known as "junk bonds," are rated below BBB by Moody's Investors Service, Inc. ("Moody's") or Baa by Standard & Poor's Ratings Service ("S&P"), or in unrated debt obligations of similar quality as determined by the Investment Manager. Bonds rated BB or below are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default.

Issuers of bonds rated Ca may often be in default. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by a Fund's Investment Manager to assess whether, at the time of purchase, the planned investment offers potential returns which are reasonable in light of the risks involved. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Many debt obligations of foreign issuers, and especially developing markets issuers, are either (i) rated below investment grade or (ii) not rated by U.S. rating agencies so that their selection depends on the Investment Manager's individual analysis.

Debt securities with similar maturities may have different yields, depending upon several factors, including the relative financial condition of the issuers. For example, higher yields are generally available from securities in the lower rating categories of S&P or Moody's. However, the values of lower rated securities generally fluctuate more than those of higher rated securities. As a result, lower rated securities involve greater risk of loss of income and principal than higher rated securities. A full discussion of the risks of investing in lower quality debt securities is contained under the caption "Explanations of Risk Factors" and in the SAI. For a description of debt securities ratings, see the Appendix.

Bank Obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. For Funds permitted to invest in bank obligations, such obligations include dollar-denominated certificates of deposit and bankers' acceptances of foreign and domestic banks having total assets in excess of $1 billion, certificates of deposit of federally insured savings and loan associations having total assets in excess of $1 billion, or cash and time deposits with banks in the currency of any major nation.

Collateralized Mortgage Obligations ("CMOs"). CMOs are fixed-income securities collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other issuers in the United States. In effect, CMOs "pass-through" the monthly payments made by individual borrowers on their mortgage loans. Timely payment of interest and principal (but not the market value) of these pools is supported by various forms of insurance or guarantees issued by U.S. Government agencies, private issuers, and mortgage poolers; however, the obligation itself is not guaranteed. If the collateral securing the obligations is insufficient to make payment on the obligation, a holder could sustain a loss. In addition, a Fund may buy CMOs without insurance or guarantees if, in the opinion of the Investment Manager, the sponsor is creditworthy. The ratings of the CMOs will be consistent with the ratings criteria of a Fund. Prepayments of the mortgages included in the mortgage pool may influence the yield of the CMO. Prepayments usually increase when interest rates are

                                        2

PAGE

decreasing, thereby decreasing the life of the pool. Reinvestment of prepayments may be at a lower rate than that on the original CMO. As a result, the value of CMOs decrease like other debt securities when interest rates rise, but when interest rates decline, they may not increase as much as other debt securities, due to the prepayment feature.

Commercial Paper. Investments in commercial paper are generally limited to obligations rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P. Certain Funds may also invest in lower rated commercial paper to the extent permitted by their policies on lower rated debt obligations generally. See the Appendix for a description of commercial paper ratings.

U.S. Government Securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills and bonds, which are direct obligations of the U.S. Treasury, and Government National Mortgage Association ("GNMA") certificates, the principal and interest of which the Treasury guarantees, are supported by the full faith and credit of the Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. GNMA certificates are securities representing part ownership of a pool of mortgage loans on which interest and principal payments are guaranteed by the Treasury. Principal is repaid monthly over the term of the loan. Expected payments may be delayed due to the delays in registering newly traded certificates. The mortgage loans will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

DEPOSITARY RECEIPTS

If permitted by their investment policies, Funds which invest in foreign securities may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically issued by an U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.


In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of each Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

DIVERSIFICATION


Each Fund is diversified under federal securities law. Accordingly, each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (other than the U.S. Government) if more than 5% of the value of the Fund's assets would be invested in such issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities). Each Fund will also comply with diversification requirements under federal tax laws related to regulated investment companies and variable contracts issued by insurance companies. See "Federal Income Tax Status," below and "Investment Objectives and Policies" in the SAI.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES


The relative performance of foreign currencies in which securities held by a Fund which invests in foreign securities are denominated is an important factor in the Fund's overall performance. The Investment Managers may manage a

                                        3

PAGE

Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors. With respect to debt securities, certain Funds as indicated in the individual Fund section may from time to time make extensive use of forward currency exchange contracts or options on currencies for hedging purposes.

A Fund will normally conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A Fund will generally not enter into a forward contract with a term of greater than one year. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers.

Forward foreign currency exchange contracts ("forward contracts") are used to attempt to minimize the risk to the Funds from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract may be used, for example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security or, when the Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. This latter investment practice is generally referred to as "cross-hedging." A Fund has no specific limitation on the percentage of assets it may commit to forward contracts, except that a Fund will not enter into a forward contract if the amount of assets set aside to cover the contract would impede portfolio management or the Fund's ability to meet redemption requests. Put and call options on foreign currencies may be purchased or written for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. There is no assurance that the Investment Managers' hedging strategies will be successful.


FUTURES CONTRACTS


A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. A Fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts. In addition, a Fund must deposit in a segregated account additional cash or liquid securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.


LOANS OF PORTFOLIO SECURITIES


If permitted by its investment policies, a Fund may lend to broker-dealers or U.S. banks portfolio securities with an aggregate market value of up to one-third of its total assets to generate income. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities, or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. A Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. A Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of collateral falls below the market value of the borrowed securities.


PORTFOLIO TURNOVER

Each Fund may purchase and sell securities without regard to the length of time the security has been held, and the frequency of Portfolio transactions (turnover rate) will vary from year to year, depending on market conditions. Portfolio turnover could be greater in periods of unusual market movement and volatility. The Managers will weigh the potential benefits of any short-term trading against the higher transaction costs associated with a higher turnover

                                        4

PAGE

rate. Unless otherwise indicated in the discussion for each Fund, it is anticipated that each Fund's annual turnover rate generally will not exceed 100%.

Higher portfolio turnover rates generally increase transaction costs, which are Portfolio expenses, but would not create capital gains for investors because of the tax-deferred status of variable annuity and variable life insurance investments. Portfolio turnover rates for recent years are shown in the "Financial Highlights." More information is in the SAI.


REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When a Fund acquires a security from a bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed upon rate of return, which is not tied to the coupon rate on the underlying security. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security should decline, as well as incur disposition costs in liquidating the security.

Certain Funds authorized to do so may also enter into reverse repurchase agreements, which may involve additional risks. See the SAI for details.


RESTRICTED SECURITIES


Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. No restricted securities and no securities for which there is not a readily available market ("illiquid assets") will be acquired by a Fund if such acquisition would cause the aggregate value of illiquid assets to exceed limits prescribed by the SEC. These limits are currently 10% of net assets for money market funds and 15% of net assets for other types of funds. This restriction shall not apply, however, to restricted securities offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 or to foreign securities offered or sold outside the United States where the Investment Manager determines, based upon a continuing review of the trading markets for each security, that the securities are liquid. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined by the management and approved in good faith by the Board of Trustees.


TEMPORARY INVESTMENTS


In any period of market weakness or of uncertain market or economic conditions or while awaiting suitable investment opportunities, each Fund may establish a temporary defensive position. These Funds may therefore invest up to 100% of their respective total assets in the following money market securities, denominated in U.S. dollars or in the currency of any foreign country, issued by entities organized in the United States or any foreign country: short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by the U.S. Government or the governments of foreign countries, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, in each case rated Prime-1 by Moody's or A or better by S&P or, if unrated, of comparable quality as determined by the Investment Manager; obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks; and repurchase agreements with banks and broker-dealers with respect to such securities.


TRADE CLAIMS


Trade claims are purchased from creditors of companies in financial difficulty. For purchasers such as a Fund, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, may generate capital appreciation if the value of the claim increases as the debtor's financial position improves. If the debtor is able to pay the full obligation on the face of the claim as a result of a restructuring or an improvement in the debtor's financial condition, trade claims offer the potential for higher income due to the difference in the face value of the claim as compared to the discounted purchase price. An investment in trade claims

                                        5

PAGE

is speculative and carries a high degree of risk. There can be no guarantee that the debt issuer will ever be able to satisfy the obligation on the trade claim. Trade claims are not regulated by federal securities laws or the SEC. Currently, trade claims are regulated primarily by bankruptcy laws. Because trade claims are unsecured, holders may have a lower priority in terms of payment than most other creditors in a bankruptcy proceeding.


WARRANTS


A warrant is typically a long-term option issued by a corporation which gives the holder the privilege of buying a specified number of shares of the underlying common stock at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If a Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.


WHEN-ISSUED SECURITIES


New issues of certain debt securities are often offered on a when-issued basis, meaning that the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the date of the commitment to purchase. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, a Fund will not accrue any income on these securities prior to delivery. A Fund will maintain in a segregated account with their Custodian an amount of cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities.


                          EXPLANATION OF RISK FACTORS


Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds; nor can there be any assurance that a Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Funds can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Funds' portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of each Fund will fluctuate with movements in the broader equity and bond markets, as well. A decline in the stock market of any country in which a Fund is invested in equity securities may also be reflected in declines in the price of the Shares of the Fund. Changes in prevailing rates of interest in any of the countries in which a Fund is invested in fixed income securities will likely affect the value of such holdings and thus the value of the Funds' Shares. Increased rates of interest which frequently accompany inflation and/or a growing economy are likely to have a negative effect on the value of a Fund's Shares. In addition, changes in currency valuations will affect the price of Shares of the Funds.


History reflects both decreases and increases in stock markets and interest rates in individual countries and throughout the world, and in currency valuations, and these may reoccur unpredictably in the future. Additionally, investment decisions made by the Investment Managers will not always be profitable or prove to have been correct. No single Fund is intended to be a complete investment program.


FOREIGN SECURITIES


An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. See "Investment Objectives and Policies -- Risk Factors" in the SAI. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Also, some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Further, the Funds may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on

                                        6

PAGE

foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security of, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

The relative performance of foreign currencies in which securities held by a Fund are denominated is an important factor in each Fund's overall performance. The Investment Managers intend to manage a Fund's exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies, currency denominations, and countries can provide for U.S. investors.

We are expecting a new common currency called the euro to be adopted by members of the new European Economic and Monetary Union potentially as soon as January 1999, that we think could present attractive opportunities for investment. While all indications are that it will be fully equivalent in stability and value to the existing currencies underlying its composition, there can be no guarantees.

A Fund will usually effect currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when a Fund converts assets from one currency to another.

In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. If permitted by its investment policies, a Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.

Investments in developing or emerging markets are subject to even greater risks and volatility because of the smaller size and lesser liquidity of those markets. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong market has increased 1268% in the last 15 years but has suffered five declines of more than 20% during that time. Many smaller Asian markets suffered severe declines in 1997, including several which fell over 70%.

Prior governmental approval of foreign investments may be required under certain circumstances in some developing market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing market countries. Foreign ownership limitations may also be imposed by the charters of individual companies in developing market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing or emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustment in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, if a Fund it permitted to invest in Russian securities, it will limit such to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss (including risk of total loss) arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "Investment Objectives and Policies -- Risk Factors" in the SAI.


                                 7

PAGE

Hong Kong reverted to the sovereignty of China on July 1, 1997. As with any major political transfer of power, this could result in political, social, economic, market or other developments in Hong Kong, China or other countries that could affect the value of a Fund's investments.

CLOSED-END INVESTMENT COMPANIES


Some countries, such as South Korea, Chile and India, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. Subject to federal securities laws, a Fund which is authorized to invest in developing markets securities, may invest in securities of closed-end investment companies. Shares of certain closed-end investment companies may at times be purchased or sold only at market prices which represent a premium or a discount to their net asset values. If a Fund acquires shares of closed-end investment companies, Shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.


LOWER RATED DEBT OBLIGATIONS


High-risk, lower quality debt securities, commonly referred to as "junk bonds," are rated between BBB and as low as D by S&P, and between Baa and as low as C by Moody's or, if unrated, are of equivalent investment quality as determined by the Investment Manager. A credit rating by a rating agency evaluates only the safety of principal and interest of debt obligations, and does not consider the market value risk associated with an investment in such an obligation. See "Investment Objectives and Policies -- Debt Securities" in the SAI for descriptions of debt securities rated lower than BBB by S&P and Baa by Moody's, and see the Appendix below for descriptions of each rating category.

These lower rated debt securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. The market value of these securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated obligations, which react primarily to fluctuations in the general level of interest rates. Lower rated obligations tend to be more sensitive to economic conditions.


A Fund may have difficulty disposing of certain high yielding obligations because there may be a thin trading market for a particular obligation at any given time. Reduced liquidity in the secondary market may have an adverse impact on market price, and the Funds' ability to dispose of particular issues, when necessary, to meet a Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Funds' portfolio. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Investments may also be evaluated in the context of economic and political conditions in the issuer's domicile, such as the inflation rate, growth prospects, global trade patterns and government policies. In the event the rating on an issue held in a Fund's portfolio is changed by the rating service, such change will be considered by a Fund in its evaluation of the overall investment merits of that security but will not necessarily result in an automatic sale of the security.


Asset Composition Table. If a Fund had a 12 month dollar weighted average of more than 5% of its assets invested in debt obligations below investment grade in the most recent fiscal year, an Asset Composition Table is included under the individual Fund's "Risk Considerations," above.


SMALL CAPITALIZATION ISSUERS


A small capitalization or "small cap" company generally has a market capitalization of $1 billion or less. Such companies may have relatively small revenues and limited product lines. Smaller capitalization companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. Due to these and other factors, smaller companies may suffer significant losses, as well as realize substantial growth.


FORWARD, OPTIONS AND FUTURES CONTRACTS

Successful use of forward contracts, options and futures contracts are subject to special risk considerations and transaction costs. A liquid secondary market for forward contracts, options and futures contracts may not be available when a position is sought to be closed. In addition, there may be an imperfect correlation between movements in the securities or foreign currency on which the contract or option is based and movements in the securities or currency in a Fund's portfolio or the currencies in which they are denominated. Successful use of forward contracts, options and futures contracts is further dependent on the ability of a Fund's Investment Manager to correctly predict

                                        8

PAGE

movements in the securities or foreign currency markets and no assurance can be given that its judgment will be correct. Successful use of options on securities or stock indices is subject to similar risk considerations. In addition, by writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price.

There are further risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories, described elsewhere in the Prospectus and in the SAI.

                               PURCHASE OF SHARES


Class 2 shares of each Fund are offered on a continuous basis at their net asset value only to separate accounts ("Separate Accounts") of insurance companies ("Insurance Companies") to serve as the underlying investment vehicle for both variable annuity and variable life insurance contracts ("Contracts"). Individuals may not purchase these shares directly from each Fund. Please read the prospectus of the Insurance Company Separate Account for more information on the purchase of each Fund's Class 2 shares.

Trust shares may be sold to and held by Insurance Company separate accounts funding both variable annuity and variable life insurance contracts issued by both affiliated and unaffiliated Insurance Companies. Therefore, the Trust's Board of Trustees monitors events in order to identify any material conflicts between variable annuity contract owners and variable life contract owners and/or between Separate Accounts of different Insurance Companies, as the case may be, and will determine what action, if any, should be taken in the event of such a conflict. Although the Trust does not currently foresee any disadvantages to contract owners, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Funds due to differences in tax treatment, the management of investments, or other considerations. If such a conflict were to occur, one of the Separate Accounts might withdraw its investment in a Fund. This might force the Fund to sell portfolio securities at disadvantageous prices.

Initial and subsequent payments allocated to the Class 2 shares of a Fund may be subject to limits applicable in the Contract purchased.


                                NET ASSET VALUE


The net asset value per share of each class of a Fund is determined as of the close of the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. The net asset value of all outstanding shares of each class of a Fund is calculated on a pro rata basis. It is based on each class' proportionate participation in a Fund, determined by the value of the shares of each class. To calculate the net asset value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The assets in a Fund's portfolio are valued as described under "Purchase, Redemption and Pricing of Shares" in the SAI.


                              REDEMPTION OF SHARES

The Trust will redeem all full and fractional shares presented for redemption on any business day. Redemptions are effected at the per share net asset value next determined after receipt of proper notice of the redemption. Redemption proceeds normally will be paid to the Insurance Company within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust when the NYSE is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the Securities and Exchange Commission, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the Securities and Exchange Commission has by order permitted such suspension or postponement for the protection of shareholders.

The Trust will redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust reserves the right to pay any redemption price exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. It is highly unlikely that shares would ever be redeemed in kind. If shares are redeemed in kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution.

Please refer to the prospectus of your Insurance Company's Separate Account for information on how to redeem shares of a Fund.

                                        9

PAGE

                                   EXCHANGES


Class 2 shares of a Fund may be exchanged for shares of other funds or classes available as investment options under the Contracts subject to the terms of the Contract prospectus. Exchanges are treated as a redemption of shares of one class or Fund and a purchase of shares of one or more of the other classes or funds and are effected at the respective net asset value per share of the class of each fund on the date of the exchange. Please refer to the prospectus of your Insurance Company's Separate Account for more information concerning exchanges.


                            MANAGEMENT OF THE TRUST

THE BOARD

The Trust's Board of Trustees ("Board") oversees the management of the Trust and elects its officers. The officers are responsible for each Fund's day-to-day operations. The Board also monitors each Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGERS


Each Fund's Investment Manager also performs similar services for other funds. Each Fund's Investment Manager is wholly owned by Franklin Resources, Inc. ("Resources"), a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together the Investment Managers and their affiliates manage over $220 billion in assets. The Templeton organization has been investing globally since 1940. TICI and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Brokerage Allocation" in the SAI for information on securities transactions and a summary of the Trust's Code of Ethics.


ADMINISTRATIVE SERVICES

Templeton Funds Annuity Company ("Administrator"), 700 Central Avenue, St. Petersburg, Florida 33701, telephone (800) 774-5001, provides certain administrative services and facilities for each Fund.


The Administrator receives a monthly fee equivalent on an annual basis to 0.15% of the average daily net assets of the Trust, reduced to 0.135% of such assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1.2 billion. Each Fund in the Trust, except those which had not commenced operations, paid the Administrator fees of 0.10% of its average daily net assets during the fiscal year ended December 31, 1997.


PORTFOLIO TRANSACTIONS

Each Investment Manager tries to obtain the best execution on all transactions. If an Investment Manager believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services, and the sale of Fund shares as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "Brokerage Allocation" in the SAI for more information.

DISTRIBUTOR


The Trust's principal underwriter is Franklin Templeton Distributors, Inc., 100 Fountain Parkway, St. Petersburg, Florida 33716-1205, toll free telephone (800) 292-9293.


                               DISTRIBUTION PLAN

Class 2 of each Fund has a distribution plan or "Rule 12b-1 Plan," under which it may pay Distributors, the Insurance Companies or others for activities primarily intended to sell Class 2 shares or Contracts offering the Class 2 shares. Payments made under a Plan may be used for, among other things, the printing of prospectuses and reports used for sales purposes, preparing and distributing sales literature and related expenses, advertisements, education of contract owners or dealers and their representatives, and other distribution related expenses including a prorated portion of Distributors' or the Insurance Companies' overhead expenses attributable to the distribution of these

                                       10

PAGE

Contracts. Payments made under a Plan may also be used to pay Insurance Companies, dealers or others for, among other things, services fees as defined under NASD rules, furnishing personal services or such other enhanced services as a Fund or a Contract may require, or maintaining customer accounts and records. Payments under each Fund's Class 2 Rule 12b-1 Plan may not exceed 0.25% (0.15% for the Bond Fund) per year of Class 2's average daily net assets. Please see the SAI for additional information.

                          DIVIDENDS AND DISTRIBUTIONS


Each Fund normally intends to pay annual dividends on its Class 2 shares representing substantially all of its net investment income and to distribute annually any net realized capital gains. Dividends and capital gains are calculated and distributed the same way for each Fund and each class of shares, except for the Money Market Fund. The amount of any income dividends per share will differ for each class, however, generally due to the difference in the applicable Rule 12b-1 fees. Class 1 shares are not subject to Rule 12b-1 fees.

Any distributions made by a Fund will be automatically reinvested in additional shares of the same class of the Fund, unless an election is made on behalf of a shareholder to receive distributions in cash. Dividends or distributions by the Funds will reduce the per share net asset value by the per share amount so paid.


                           FEDERAL INCOME TAX STATUS


Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). If the Funds so qualify, they generally will not be subject to federal income taxes on amounts distributed to shareholders. In order to qualify as a regulated investment company, each Fund must, among other things, meet certain source of income requirements. In addition, each Fund must diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of each Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Amounts not distributed by the Funds on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. See the SAI for more information about this tax and its applicability to the Funds.

Distributions of any net investment income and of any net realized short-term capital gains in excess of net realized long-term capital losses are treated as ordinary income for tax purposes in the hands of the shareholder (the Separate Account). The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by a Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Separate Account regardless of the length of time the Separate Account may have held the shares. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to an owner of a Contract.


To comply with regulations under Section 817(h) of the Code a Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For this purpose, in the case of U.S. Government securities, each U.S. Government agency or instrumentality is treated as a separate issuer. Any securities issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an instrumentality of the U.S. Government are treated as an U.S. Government security for this purpose.

The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued.

                                       11

PAGE

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described in the Prospectus, or that the Trust will not have to change the Funds, investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Funds as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Fund underlying the Separate Account.


                               OTHER INFORMATION

THE TRUST'S ORGANIZATION


The Trust was organized as a Massachusetts business trust on February 25, 1988 and currently consists of ten separately managed funds. Each class of each Fund in the Trust is sold only to Insurance Company Separate Accounts to serve as an investment vehicle for variable annuity and variable life insurance contracts and is generally offered through a form of prospectus containing the classes and funds available to each contract. The Templeton Money Market Fund has a single class of shares. The other nine funds ("Multiclass Funds") offer two classes of shares, Class 1 and Class 2. All shares of the Multiclass Funds purchased before May 1, 1997, when the Trust first issued class 2 shares, are considered Class 1 shares. Class 2 shares of the Multiclass Funds have a Rule 12b-1 distribution plan and are subject to fees of 0.25% (0.15% in the case of the Bond Fund) per year of Class 2's average daily net assets. Rule 12b-1 fees will affect performance of Class 2 Shares. Shares of the Templeton Money Market Fund and Class 1 Shares of the Multiclass Funds are not subject to Rule 12b-1 fees. The Board may establish additional funds or classes in the future.

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.01 each. When issued, shares of the Trust are fully paid, non-assessable by the Trust and freely transferable.

Unlike the stockholder of a corporation, shareholders could under certain circumstances be held personally liable for the obligations of the Trust. The Declaration of Trust, however, disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and thus should be considered remote.


Shareholders of the Trust are given certain voting rights. Shares of each class of a Fund represent proportionate interests in the assets of a fund, and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by federal securities law.


Each share of each class of a Fund will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable life insurance or annuity contracts. The Separate Accounts, as shareholders of the Trust, are entitled to vote the Shares of the Trust at any regular and special meeting of the shareholders of the Trust. However, the Separate Accounts will generally vote their shares in accordance with instructions received from owners of the variable contracts. See the Separate Account prospectus for more information regarding the pass-through of these voting rights.

Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific fund of the Trust, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In addition, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the Shareholders of the Trust. In addition, the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Trust. The Trust is required to assist in shareholders' communications. In accordance with current laws, an Insurance Company issuing a variable life insurance or annuity contract that participates in the Trust will request voting instructions from contract owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received.


                                       12

PAGE


For more information on the Trust, a Fund, and its investment activity and concurrent risks, an SAI may be obtained without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg, Florida, 33733-8030 -- toll free telephone (800) 774-5001.


PERFORMANCE INFORMATION

From time to time, each class of a Fund advertises its performance. Performance information for a class of the Fund will generally not be advertised unless accompanied by comparable performance information for a Separate Account to which a Fund offers shares of that class.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by a Fund. Quotations of yield or total return for a class of a Fund will not take into account charges and deductions against any Separate Account to which the Funds' shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a Separate Account will take such charges into account.

The investment results for each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a description of the methods used to calculate performance for the Fund, see "Performance Information" in the SAI.


YEAR 2000

Like other mutual funds, the Trust could be adversely affected if the computer systems used by the Investment Managers and other service providers do not properly process date-related information after January 1, 2000 ("Year 2000 Issue"). The Year 2000 Issue could affect portfolio and operational areas, including the handling of securities trades, payments of interest and dividends, securities pricing, shareholder account services, custody functions, and others. While there can be no assurance that the Trust will not be adversely affected, the Manager is taking steps that it believes are reasonably designated to address the Year 2000 Issue, including seeking reasonable assurance from the Trust's major service providers.


STATEMENTS AND REPORTS

The Trust's fiscal year ends on December 31. Annual reports containing audited financial statements of the Fund and semi-annual reports containing unaudited financial statements, as well as proxy materials are sent to Contract Owners, annuitants or beneficiaries, as appropriate. Inquires may be directed to the Fund at the telephone number or address set forth on the cover page of this prospectus.

                                       13

PAGE

                                    APPENDIX

                          DESCRIPTION OF BOND RATINGS

                  MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A -- Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                   STANDARD & POOR'S RATINGS SERVICE ("S&P")

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                       14

PAGE

C -- Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

                                    MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

                                      S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                       15


PAGE





TEMPLETON VARIABLE
PRODUCTS SERIES FUND


STATEMENT OF
ADDITIONAL INFORMATION                                 [FRANKLIN TEMPLETON LOGO]
                                                      500 EAST BROWARD BOULEVARD

MAY 1, 1998                                  FORT LAUDERDALE, FLORIDA 33394-3091
--------------------------------------------------------------------------------


TABLE OF CONTENTS                         PAGE
Introduction............................     1
Investment Objectives and Policies......     2
Investment Restrictions.................    13
Officers and Trustees...................    15
Investment Management and Other
  Services..............................    20
Brokerage Allocation....................    22
Summary of Code of Ethics...............    24
Purchase, Redemption and Pricing of
  Shares................................    24
Redemptions in Kind.....................    26
Class 2 Distribution Plan...............    26
Tax Status..............................    26
Description of Shares...................    29
Performance Information.................    29
Financial Statements....................    31


INTRODUCTION Templeton Variable Products Series Fund (the "Trust") was organized as a Massachusetts business trust on February 25, 1988 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust currently has ten diversified series of Shares:
Templeton Money Market ("Money Market") Fund, Templeton Bond ("Bond") Fund, Templeton Stock ("Stock") Fund, Templeton Asset Allocation ("Asset Allocation") Fund, Templeton Developing Markets ("Developing Markets") Fund, Franklin Growth Investments ("Growth") Fund, Mutual Discovery Investments ("Mutual Discovery") Fund, Mutual Shares Investments ("Mutual Shares") Fund, Franklin Small Cap Investments Fund ("Small Cap") and Templeton International ("International") Fund (collectively, the "Funds"). Each Fund, except the Money Market Fund, has two classes of shares, Class 1 and Class 2. All shares of the Funds are sold only to insurance company separate accounts to serve as the investment vehicle for certain variable annuity and variable life insurance contracts. Not all of the Funds or Classes are available as an investment vehicle for all contracts. Please refer to the contract prospectus for information concerning the availability of each class of each Fund.

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO, AND IN MORE DETAIL THAN SET FORTH IN, THE PROSPECTUSES. THIS SAI IS INTENDED TO PROVIDE THE PROSPECTIVE INVESTOR WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE TRUST AND THE FUNDS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE FUND AND CLASS IN WHICH YOU MAY BE INTERESTED.

   MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
   - ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
   - ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
     BANK;
   - ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
     PRINCIPAL.


                                        1

PAGE

INVESTMENT OBJECTIVES AND POLICIES
---------------------------------------------------------

INVESTMENT POLICIES. The investment objective and policies of each Fund are described in each Fund's Prospectus under the heading "Investment Objective and Policies."


CONVERTIBLE SECURITIES. Certain Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Similar to a common stock, the value of a convertible security tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.


A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is "converted," the operating company often issues new stock to the holder of the convertible security but, if the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The convertible debt obligations in which the Funds may invest are subject to the same rating criteria and investment policies as the Funds' investments in debt obligations. The issuer of a convertible security may be important in determining the security's market value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.


Unlike convertible debt obligations, however, convertible preferred stocks are equity securities. As with common stocks, preferred stocks are subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes. For these reasons, convertible preferred stocks are treated as preferred stocks for the Funds' financial reporting, credit rating, and investment limitation purposes.


DEBT SECURITIES. Each Fund may invest in debt securities to the extent provided in the Fund's prospectus. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.


Bonds rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Service ("S&P") are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. For a full description of each debt securities rating, see the Appendix.


Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the

                                        2

PAGE

creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing a Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such credit worthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery.


DEPOSITARY RECEIPTS. Certain Funds may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States ("U.S.") banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the U.S. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts.


In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Funds' investment policies, the Funds' investments in Depositary Receipts will be deemed to be investments in the underlying securities.

DIVERSIFICATION. Each Fund intends to diversify its investments to meet the requirements under Section 5 of the 1940 Act, under Section 851 of the Code relating to regulated investment companies, and under Section 817 of the Code relating to the treatment of variable contracts issued by insurance companies.


As diversified funds under the 1940 Act, each Fund may not, with respect to 75% of its total assets, purchase the securities of any one issuer (except U.S. Government Securities) if more than 5% of the value of the Fund's assets would be invested in such issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).


In order to comply with the diversification requirements under section 851 of the Code, each Fund will limit its investments so that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of each Fund's total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and each Fund will not own more than 10% of the outstanding voting securities

                                        3

PAGE

of a single issuer. A Fund's investments in U.S. Government Securities are not subject to these limitations.

In order to comply with the Code's diversification requirements under Section 817, each Fund will diversify its investments such that (i) no more than 55% of the Fund's assets is represented by any one investment; (ii) no more than 70% of the Fund's assets is represented by any two investments; (iii) no more than 80% of the Fund's assets is represented by any three investments; and (iv) no more than 90% of the Fund's assets is represented by any four investments. In the case of Funds investing in obligations of U.S. government agencies or instrumentalities, each agency or instrumentality is treated as a separate issuer for purposes of the above rules.


FOREIGN SECURITIES -- GENERAL. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. These risks are often heightened for investments in developing markets, including certain Eastern European countries. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock movements, default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in foreign nations. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of interest and dividends at the source. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries. Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the U.S.


Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen or counterfeit stock certificates. In addition, the foreign securities markets of any of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. The Fund may invest in Eastern European countries, which involves special risks that are described under "Investment Objectives and Policies -- Risk Factors" in the SAI.


Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries.


Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may con-

                                        4

PAGE

tinue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.


FOREIGN CURRENCY HEDGING TRANSACTIONS. In order to hedge against foreign currency exchange rate risks, certain Funds may enter into forward foreign currency exchange contracts, purchase put or call options on foreign currencies, or enter into foreign currency futures contracts, as described below. The Funds may also conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.


A Fund may enter into forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security. In addition, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when a Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. This second investment practice is generally referred to as "cross-hedging." Because in connection with a Fund's forward foreign currency transactions an amount of the Fund's assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the commitment, a Fund will always have cash or liquid securities available sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

As is the case with other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

A Fund may enter into exchange-traded contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities that a Fund intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the ability of a Fund's Investment Manager to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of foreign currency futures or may realize losses.


FUTURES CONTRACTS. Certain Funds may purchase and sell futures contracts. These may include contracts for future delivery of debt securities (such as U.S. treasury bonds, notes and bills, commercial paper and certificates of deposit) or currencies, and financial futures contracts on interest rates, financial indices or stock indices. (See also "Foreign Currency Hedging Transactions," and "Stock Index Futures Contracts").


As long as required by regulatory authorities, these Funds will limit their use of futures contracts to hedging transactions in order to avoid being a commodity pool. For example, they might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Funds' securities or the price of the


                                        5

PAGE


securities which the Funds intend to purchase. The Funds' hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to interest rate fluctuations, they may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts.


At the time a Fund purchases or sells a futures contract, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Funds pay or receive cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, a Fund will mark-to-market its open futures positions. In addition, the Fund must deposit in a segregated account additional cash or liquid securities to ensure the futures contracts are unleveraged. The value of assets held in the segregated account must be equal to the daily market value of all outstanding futures contracts less any amounts deposited as margin.

Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical off setting futures contract. Other financial futures contracts by their terms call for cash settlements.

ILLIQUID SECURITIES. Generally an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Subject to this limitation, the Board has authorized certain Funds to invest in restricted securities where such investment is consistent with the Fund's investment objective and has authorized such securities to be considered to be liquid to the extent the Fund's Investment Manager determines that there is a liquid institutional or other market for such securities for example, restricted securities which may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, and for which a liquid institutional market has developed. The Board will review any determination by the Fund's Investment Managers to treat a restricted security as liquid on a regular basis, including the Investment Managers' assessment of current trading activity and the availability of reliable price information. In determining whether a restricted security is properly considered a liquid security, the Funds' Investment Managers and the Board will take into account the following factors: (i) the frequency of trades and quotes for the security;
(ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent a Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the applicable Fund may be increased if qualified institutional buyers become uninterested in purchasing these securities or the market for these securities contracts.

OPTIONS ON SECURITIES OR INDICES. As indicated in the prospectus, certain Funds may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. and foreign exchanges and in the over-the-counter markets.


An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

A Fund may write a call or put option only if the option is "covered". A call option on a security written by the Fund is "covered" if the Fund owns the

                                        6

PAGE

underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also "covered" if the Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. A put option on a security written by the Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


Each Fund will cover call options on stock indices that it writes by owning securities whose price changes, in the opinion of its Investment Manager, are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index. In that event, a Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund will cover put options on stock indices that it writes by segregating assets equal to the option's exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded, and applicable laws and regulations.


A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. If the value of the underlying security or index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's investments. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on indices or securities will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

A Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the correlation between the changes in value of the underlying security or index and the changes in value of the Fund's security holdings being hedged.

A Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options on a securities index to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.


There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

REVERSE REPURCHASE AGREEMENTS. Certain Funds may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund

                                        7

PAGE

to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive dividend payments on these securities.

When effecting reverse repurchase transactions, the Fund will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations with respect to reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Funds and as such are subject to the investment limitations discussed under "Fundamental Investment Restrictions." These transactions may increase the volatility of a Fund's income or net asset value. The Fund carries the risk that any securities purchased with the proceeds of the transaction will depreciate or not generate enough income to cover the Fund's obligations under the reverse repurchase transaction. These transactions also increase the interest and operating expenses of a fund.

SHORT SALES. Certain Funds may make short sales of securities as indicated in the prospectus. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Each Fund expects to make short sales as a form of hedging to offset potential declines in long positions in similar securities, to maintain portfolio flexibility, and for profit.


When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current value of the security sold short.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.


STOCK INDEX FUTURES CONTRACTS. Certain Funds may buy and sell index futures contracts with respect to any stock index, and certain Funds may buy or sell futures contracts with respect to any bond index, on a recognized stock exchange or board of trade. These Funds may invest in index futures contracts for hedging purposes only, and not for speculation. A Fund may engage in such transactions only to an extent that the total contract value of the futures contracts do not exceed 20% of the Fund's total assets at the time when such contracts are entered into. Successful use of stock index futures is subject to the ability of the Investment Managers to predict correctly movements in the direction of the stock markets. No assurance can be given that the Investment Managers' judgment in this respect will be correct.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's Stock Index ("S&P 500 Index" or "Index") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 500 Index assigns a relative weighing to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at

                                        8

PAGE

the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the Index at a specified future date at a contract price of $150 and the Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4 per unit). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on the future date, the Fund will lose $2,000 (500 units x loss of $4 per unit).


During or in anticipation of a period of market appreciation, a Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which a Fund proposes to purchase change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to the Fund which could be offset against rising prices of such common stock.

During or in anticipation of a period of market decline, A Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.


STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Funds (except the Money Market Fund) may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which such Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

Certain Funds are permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structured Investments. Although a Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of a Fund's assets that may be used for borrowing activities.

Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act. Structured Investments are typically sold in private placement transactions, and there currently is not an active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to a Fund's restrictions on investments in illiquid securities.

RISK FACTORS

---------------------------------------------------------

Each Fund, except the Money Market Fund, has the right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.


There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Foreign markets have substantially less volume than the NYSE, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. A

                                        9

PAGE

Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Although the Funds (except the Money Market Fund) may invest up to 15% of their total assets in unlisted securities or securities with a limited trading market, in the opinion of management such securities do not present a significant liquidity problem.

Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.


Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.


In addition, many countries in which the Funds may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.


Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Funds could lose a substantial portion of any investments they have made in the affected countries.

Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Funds' Shareholders.

Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment of foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of a Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.


Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation, including the risk of social unrest associated with periods of hyper-inflation; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a


                                       10

PAGE

Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform program simple minded since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade;
(10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by a Fund due to the underdeveloped nature of the securities markets.


There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) as defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While each Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that a subsequent legal amendment or other fraudulent act may deprive a Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian companies securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.


The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investment from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source, or impose other taxes with respect to a Fund's investments in securities of issuers of that country.

There is the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in those nations.

Each Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are free floating against the U.S. dollar. Further, certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's securities are denominated may have a detrimental impact on the Fund.

                                       11

PAGE


Through each Fund's flexible policy, the Investment Managers endeavor to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where it places a Fund's investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.


The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Funds' assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other
Services -- Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Managers, or reckless disregard of the obligations and duties under the Investment Management Agreements, any losses resulting from the holding of a Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Trustees' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.


There are several risks associated with the use of futures contracts and stock index futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.


Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and, therefore, does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures position, and it would remain obligated to meet margin requirements until the position is closed. The Funds which are authorized to engage in futures transactions intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by a Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

The Funds may enter into a contract for the purchase or sale of a security denominated in a foreign currency and may enter into a forward foreign currency contract ("forward contract") in order to "lock in" the U.S. dollar price of the security. In addition, when an Investment Manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against

                                       12

PAGE

another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Funds to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

INVESTMENT RESTRICTIONS
---------------------------------------------------------

The Funds have imposed upon themselves certain investment restrictions which, together with their investment objectives, are fundamental policies except as otherwise indicated. No changes in a Fund's investment objectives, policies or investment restrictions (except those which are not fundamental policies) can be made without the approval of the Shareholders of that Fund. For this purpose, the provisions of the 1940 Act require the affirmative vote of the lesser of either (a) 67% or more of the Fund's Shares present at a Shareholders' meeting at which the holders of more than 50% of the outstanding Shares are present or represented by proxy or (b) more than 50% of the outstanding Shares of the Fund.

In accordance with these restrictions, a Fund WILL NOT:

 1. Invest in real estate or mortgages on real estate, or purchase or sell commodity contracts, except that (i) the Bond, Asset Allocation, Developing Markets, Growth, Mutual Discovery, Mutual Shares and Small Cap Funds may invest in marketable securities secured by real estate or interests therein, such as CMOs, or issued by companies or investment trusts which invest in real estate or interests therein; and (ii) the Bond, Asset Allocation, Developing Markets, International, Growth, Mutual Discovery, Mutual Shares and Small Cap Funds may purchase and sell foreign currency futures and financial futures; and (iii) the Stock, Asset Allocation, Developing Markets, International, Growth, Mutual Discovery, Mutual Shares and Small Cap Funds may purchase and sell stock index futures contracts; and (iv) Templeton Bond Fund may purchase and sell bond index futures contracts.


 2. With respect to 75% of its total assets, invest more than 5% of the total value of its assets in the securities of any one issuer, or purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities (except for investments in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities).


 3. Act as an underwriter, or issue senior securities except as set forth in Investment Restriction 5 below.

 4. Lend money, except that all Funds may purchase publicly distributed bonds, debentures, notes and other evidences of indebtedness and may buy from a bank or broker-dealer U.S. Government obligations with a simultaneous agreement by the seller to repurchase them at the original purchase price plus accrued interest, and may lend their portfolio securities.


 5. Borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets, except that the Bond, Stock, Asset Allocation, and International Funds may borrow money in amounts up to 30% of the value of its net assets. The Developing Markets, Growth, Mutual Discovery, Mutual Shares and Small Cap Funds may borrow money from banks in an amount up to 33 1/3% of


                                       13

PAGE

    the Fund's total assets (including the amount borrowed), but may not pledge, mortgage or hypothecate its assets for any purpose, except to secure borrowings and then only to an extent not greater than 15% of the Fund's total assets. Arrangements with respect to margin for futures contracts, forward contracts and related options are not deemed to be pledge of assets.

 6. Invest more than 25% of its total assets in a single industry, except that this limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements on such securities, and Templeton Money Market Fund may invest in obligations issued by domestic banks (including certificates of deposit, repurchase agreements, and bankers' acceptances) without regard to this limitation.


As non-fundamental investment policies, which may be changed by the Board without Shareholder approval, a Fund will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange, or more than 15% of its total assets in (a) securities with a limited trading market, (b) securities subject to legal or contractual restrictions as to resale, and (c) repurchase agreements not terminable within seven days.

As a non-fundamental policy, the Growth, Small Cap, Mutual Discovery and Mutual Shares Funds will not purchase or retain securities of any company in which Trustees or officers of the Trust or of a Fund's Investment Manager, individually owning more than 1/2 of 1% of these securities of such company, in the aggregate own more than 5% of the securities of such company.


The Growth Investments Fund will not, as a non-fundamental policy, (i) invest for purposes of control of an issuer, (ii) invest more than 5% in unseasoned issuers, (iii) use margin accounts or (iv) invest more than 10% of its assets in illiquid securities.



The Small Cap Investments Fund will not, as a non-fundamental policy, (i) invest for purposes of control of an issuer, (ii) effect short sales or (iii) invest more than 10% of its assets in illiquid securities.


The Mutual Discovery and Mutual Shares Investments Funds may make short sales, but will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of the Fund's total assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. These Funds may also make short sales "against the box" without reference to such limitations. In this type of short sale, at the time of the sale, the Funds own or have the immediate and unconditional right to acquire at no additional cost the identical security.

Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or property. The investment restrictions do not preclude a Fund from purchasing the securities of any issuer pursuant to the exercise of subscription rights distributed to a Fund by the issuer, unless such purchase would result in a violation of investment restriction number 6, or the non-fundamental investment policies discussed above.

                                       14

PAGE

OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------


The Board of Trustees of the Trust (the "Board") has the responsibility for the overall management of the Trust, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).

                              Positions and Offices
   Name, Address and Age         with the Trust               Principal Occupation During the Past Five Years
------------------------------------------------------------------------------------------------------------------
 HARRIS J. ASHTON             Trustee                     Director, RBC Holdings, Inc. (a bank holding company)
 191 Clapboard Ridge                                      and Bar-S Foods (a meat packing company); director or
 Greenwich, CT 06830                                      trustee, as the case may be, of 50 of the investment
 Age 65                                                   companies in the Franklin Templeton Group of Funds; and
                                                          formerly President, Chief Executive Officer and Chairman
                                                          of the Board, General Host Corporation (nursery and
                                                          craft centers).
------------------------------------------------------------------------------------------------------------------
* NICHOLAS F. BRADY           Trustee                     Chairman, Templeton Emerging Markets Investment Trust
 The Bullitt House                                        PLC, Templeton Latin America Investment Trust PLC, Darby
 102 East Dover Street                                    Overseas Investments, Ltd. And Darby Emerging markets
 Easton, Maryland                                         Investments LDC (investment firms) (1994-present);
 Age 68                                                   Chairman and Director, Templeton Central and Eastern
                                                          European Investment Company; Director, Templeton Global
                                                          Strategy Funds, Amerada Hess Corporation, Christiana
                                                          Companies, and the H.J. Heinz Company; director or
                                                          trustee as the case may be, of 21 of the investment
                                                          companies in the Franklin Templeton Group of Funds; and
                                                          formerly, Secretary of the United States Department of
                                                          Treasury (1988-1993) and Chairman of the Board, Dillon,
                                                          Read & Co., Inc. (investment banking) prior to 1988.
------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO          Trustee                     Member of the law firm of Pitney, Hardin, Kipp & Szuch;
 Park Avenue at Morris                                    director or trustee, as the case may be, of 52 of the
 County                                                   investment companies in the Franklin Templeton Group of
 P.O. Box 1945                                            Funds; and formerly Director, General Host Corporation
 Morristown, NJ 07962-1945                                (nursery and craft centers).
 Age 65
------------------------------------------------------------------------------------------------------------------
 ANDREW H. HINES, JR.         Trustee                     Consultant for the Triangle Consulting Group; Exec-
 150 2nd Avenue N.                                        utive-in-Residence of Eckerd College (1991-present);
 St.Petersburg, FL 33701                                  director or trustee, as the case may be, of 22 of the
 Age 75                                                   investment companies in the Franklin Templeton Group of
                                                          Funds; and formerly, Director, Checkers Driving
                                                          Restaurant, Inc.; Chairman of the Board and Chief
                                                          Executive Officer, Florida Progress Corporation
                                                          (1982-1990) and director of various of its subsidiaries.
------------------------------------------------------------------------------------------------------------------

                                       15

PAGE


                              Positions and Offices
   Name, Address and Age         with the Trust               Principal Occupation During the Past Five Years
------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY             Trustee                     Director (1993-present), Amerada Hess Corporation and
 3239 38th Street, N.W.                                   Hercules Incorporated; Director, Beverly Enterprises,
 Washington, DC 20016                                     Inc. (1995-present) and H.J. Heinz Company
 Age 46                                                   (1994-present); director or trustee, as the case may be,
                                                          of 25 of the investment companies in the Franklin
                                                          Templeton Group of Funds; and formerly, chairman
                                                          (1995-1997) and trustee (1993-1997), National Child
                                                          Research Center, assistant to the President of the
                                                          United States and Secretary of the Cabinet (1990-1993),
                                                          general counsel to the United States Treasury Department
                                                          (1989-1990) and counselor to the Secretary and Assistant
                                                          Secretary for Public Affairs and Public
                                                          Liaison -- United States Treasury Department
                                                          (1988-1989).
------------------------------------------------------------------------------------------------------------------
* CHARLES B. JOHNSON          Vice President and          President, Chief Executive Officer and Director,
 777 Mariners Island Blvd.    Trustee                     Franklin Resources, Inc.; Chairman of the Board and
 San Mateo, CA 94404                                      Director, Franklin Advisers, Inc., Franklin Advisory
 Age 65                                                   Services, Inc., Franklin Investment Advisory Services,
                                                          Inc. and Franklin Templeton Distributors, Inc.;
                                                          Director, Franklin/Templeton Investor Services, Inc. and
                                                          Franklin Templeton Services, Inc. officer and/or
                                                          director or trustee, as the case may be, of most of the
                                                          other subsidiaries of Franklin Resources, Inc. and of 51
                                                          of the investment companies in the Franklin Templeton
                                                          Group of Funds; and formerly, Director, General Host
                                                          Corporation (nursery and craft centers).
------------------------------------------------------------------------------------------------------------------
 BETTY P. KRAHMER             Trustee                     Director or Trustee of various civic associations;
 2201 Kentmere Parkway                                    director or trustee, as the case may be, of 21 of the
 Wilmington, Delaware                                     investment companies in the Franklin Templeton Group of
 Age 68                                                   Funds; and formerly, Economic Analyst, U.S. government.
------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN            Trustee                     Chairman, White River Corporation (financial ser-
 8212 Burning Tree Road                                   vices); Director, Fund American Enterprises Holdings,
 Bethesda, MD 20817                                       Inc., MCI Communications Corporation, CCC Information
 Age 69                                                   Services Group, Inc. (information services), MedImmune,
                                                          Inc. (biotechnology), Spacehab, Inc. (aerospace
                                                          services) and Real 3D (software); director or trustee,
                                                          as the case may be, of 50 of the investment companies in
                                                          the Franklin Templeton Group of Funds; and FORMERLY,
                                                          Chairman, Hambrecht and Quist Group, Director, H & Q
                                                          Healthcare Investors and Lockheed Martin Corporation and
                                                          President, National Association of Securities Dealers,
                                                          Inc.
------------------------------------------------------------------------------------------------------------------


                                       16

PAGE


                              Positions and Offices
   Name, Address and Age         with the Trust               Principal Occupation During the Past Five Years
------------------------------------------------------------------------------------------------------------------
 FRED R. MILLSAPS             Trustee                     Manager of personal investments (1978-present); director
 2665 NE 37th Drive                                       of various business and nonprofit organizations;
 Fort Lauderdale, FL 33394                                director or trustee, as the case may be, of 22 of the
 Age 69                                                   investment companies in the Franklin Templeton Group of
                                                          Funds; and formerly, Chairman and Chief Executive
                                                          Officer of Landmark Banking Corporation (1969-1978),
                                                          Financial Vice President of Florida Power and Light
                                                          (1965-1969) and Vice President of the Federal Reserve
                                                          Bank of Atlanta (1958-1965).
------------------------------------------------------------------------------------------------------------------
 CHARLES E. JOHNSON           President                   Senior Vice President and Director, Franklin Resources,
 500 East Broward Blvd.                                   Inc.; Senior Vice President, Franklin Templeton
 Fort Lauderdale, FL                                      Distributors, Inc.; President and Director, Templeton
 33394-3091                                               Worldwide, Inc.; President, Chief Executive Officer,
 Age 41                                                   Chief Investment Officer and Director, Franklin
                                                          Institutional Services Corporation; Chairman and
                                                          Director, Templeton Investment Counsel, Inc.; Vice
                                                          President, Franklin Advisers, Inc.; officer and/or
                                                          director of some of the subsidiaries of Franklin
                                                          Resources, Inc.; and officer and/or director or trustee,
                                                          as the case may be, of 35 of the investment companies in
                                                          the Franklin Templeton Group of Funds.
------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS              Vice President              Executive Vice President and Director, Franklin
 777 Mariners Island Blvd.                                Resources, Inc.; Executive Vice President and Director,
 San Mateo, CA 94404                                      Franklin Templeton Distributors, Inc. and Franklin
 Age 53                                                   Templeton Services, Inc.; Executive Vice President,
                                                          Franklin Advisers, Inc.; Director, Franklin/Templeton
                                                          Investor Services, Inc.; and officer and/or director or
                                                          trustee, as the case may be, of most of the other
                                                          subsidiaries of Franklin Resources, Inc. and of 54 of
                                                          the investment companies in the Franklin Templeton Group
                                                          of Funds.
------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN           Vice President              Senior Vice President and Chief Financial Officer,
 777 Mariners Island Blvd.                                Franklin Resources, Inc.; Executive Vice President and
 San Mateo, CA 94404                                      Director, Templeton Worldwide, Inc.; Executive Vice
 Age 37                                                   President, Chief Operating Officer and Director,
                                                          Templeton Investment Counsel, Inc.; Senior Vice
                                                          President and Treasurer, Franklin Advisers, Inc.;
                                                          Treasurer, Franklin Advisory Services, Inc.; Treasurer
                                                          and Chief Financial Officer, Franklin Investment
                                                          Advisory Services, Inc.; President, Franklin Templeton
                                                          Services, Inc.; Senior Vice President,
                                                          Franklin/Templeton Investor Services, Inc.; and officer
                                                          and/or director or trustee, as the case may be, of 56 of
                                                          the investment companies in the Franklin Templeton Group
                                                          of Funds.
------------------------------------------------------------------------------------------------------------------


                                       17

PAGE



                              Positions and Offices
   Name, Address and Age         with the Trust               Principal Occupation During the Past Five Years
------------------------------------------------------------------------------------------------------------------
 SAMUEL J. FORESTER, JR.      Vice President              Vice President of 10 of the investment companies in the
 500 East Broward Blvd.                                   Franklin Templeton Group of Funds; and formerly,
 Fort Lauderdale, Florida                                 President, Templeton Global Bond Managers, a division of
 Age 49                                                   Templeton Investment Counsel, Inc.; founder and partner
                                                          of Forester, Hairston Investment Management (1989-1990),
                                                          Managing Director (Mid-East Region), Merrill Lynch,
                                                          Pierce, Fenner & Smith Inc. (1987-1988) and Advisor for
                                                          Saudi Arabian Monetary Agency (1982-1987).
------------------------------------------------------------------------------------------------------------------
 DEBORAH R. GATZEK            Vice President              Senior Vice President and General Counsel, Franklin
 777 Mariners Island Blvd.                                Resources, Inc.; Senior Vice President, Franklin
 San Mateo, CA 94404                                      Templeton Services, Inc. and Franklin Templeton
 age 49                                                   Distributors, Inc.; Vice President, Franklin Advisers,
                                                          Inc. and Franklin Advisory Services, Inc.; Vice Pres-
                                                          ident, Chief Legal Officer and Chief Operating Officer,
                                                          Franklin Investment Advisory Services, Inc.; and officer
                                                          of 54 of the investment companies in the Franklin
                                                          Templeton Group of Funds.
------------------------------------------------------------------------------------------------------------------
 MARK G. HOLOWESKO            Vice President              President and Chief Investment Officer, Templeton Global
 Lyford Cay                                               Advisors Limited; Executive Vice President and Director,
 Nassau, Bahamas                                          Templeton Worldwide, Inc.; officer of 21 of the
 Age 38                                                   investment companies in the Franklin Templeton Group of
                                                          Funds; and formerly, Investment Administrator with
                                                          RoyWest Trust Corporation (Bahamas) Limited (1984-1985).
------------------------------------------------------------------------------------------------------------------
 RUPERT H. JOHNSON, JR.       Vice President              Executive Vice President and Director, Franklin
 777 Mariners Island Blvd.                                Resources, Inc. and Franklin Templeton Distributors,
 San Mateo, CA 94404                                      Inc.; President and Director, Franklin Advisers, Inc.;
 Age 57                                                   Senior Vice President and Director, Franklin Advisory
                                                          Services, Inc. and Franklin Investment Advisory
                                                          Services, Inc.; Director, Franklin/Templeton Investor
                                                          Services, Inc.; and officer and/or director or trustee,
                                                          as the case may be, of most of the other subsidiaries of
                                                          Franklin Resources, Inc. and of 54 of the investment
                                                          companies in the Franklin Templeton Group of Funds.
------------------------------------------------------------------------------------------------------------------
 JOHN R. KAY                  Vice President              Vice President and Treasurer, Templeton Worldwide, Inc.;
 500 East Broward Blvd.                                   Assistant Vice President, Franklin Templeton
 Fort Lauderdale, Florida                                 Distributors, Inc.; officer of 25 of the investment
 Age 57                                                   companies in the Franklin Templeton Group of Funds; and
                                                          formerly, Vice President and Controller, Keystone Group,
                                                          Inc.
------------------------------------------------------------------------------------------------------------------


                                       18

PAGE


                              Positions and Offices
   Name, Address and Age         with the Trust               Principal Occupation During the Past Five Years
------------------------------------------------------------------------------------------------------------------
 ELIZABETH M. KNOBLOCK        Vice President,             General Counsel, Secretary and Senior Vice President,
 500 East Broward Blvd.       Compliance                  Templeton Investment Counsel, Inc.; Senior Vice
 Fort Lauderdale, Florida                                 President, Templeton Global Investors, Inc.; officer of
 Age 43                                                   21 of the investment companies in the Franklin Templeton
                                                          Group of Funds; and formerly, Vice President and
                                                          Associate General Counsel, Kidder Peabody & Co. Inc.
                                                          (1989-1990), Assistant General Counsel, Gruntal & Co.,
                                                          Inc. (1988), Vice President and Associate General
                                                          Counsel, Shearson and Lehman Hutton Inc. (1986-1988),
                                                          and Special Counsel of the Division of Investment
                                                          Management of the U.S. Securities and Exchange
                                                          Commission (1984-1986).
------------------------------------------------------------------------------------------------------------------
 THOMAS LATTA                 Vice President              Vice President, Templeton Global Bond Managers, a
 500 East Broward Blvd.                                   division of Templeton Investment Counsel, Inc., and
 Fort Lauderdale, Florida                                 formerly, Portfolio Manager at Forester & Hairston
 Age 37                                                   (1988-1990) and investment advisor at Merrill Lynch
                                                          Capital Markets (1981-1988).
------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN             Secretary                   Senior Vice President, Templeton Worldwide, Inc.; Senior
 500 East Broward Blvd.                                   Vice President, Templeton Global Investors, Inc.;
 Fort Lauderdale, Florida                                 officer of 21 of the investment companies in the
 Age 50                                                   Franklin Templeton Group of Funds; and formerly, Deputy
                                                          Director of the Division of Investment Management,
                                                          Executive Assistant and Senior Advisor to the Chairman,
                                                          Counselor to the Chairman, Special Counsel and Attorney
                                                          Fellow, U.S. Securities and Exchange Commission
                                                          (1986-1995), Attorney, Roger & Wells, and Judicial
                                                          Clerk, U.S. District Court (District of Massachusetts).
------------------------------------------------------------------------------------------------------------------
 JAMES R. BAIO                Treasurer                   Certified Public Accountant; Treasurer, Franklin Mutual
 500 East Broward Blvd.                                   Advisers, Inc.; Senior Vice President, Templeton
 Fort Lauderdale, FL                                      Worldwide, Inc., Templeton Global Investors, Inc. and
 33394-3091                                               Templeton Funds Trust Company; and officer of 22 of the
 Age 43                                                   investment companies in the Franklin Templeton Group of
                                                          Funds; and formerly, Senior Tax Manager for Ernst &
                                                          Young (certified public accountants) (1977-1989).


--------------------------------------------------------------------------------

* These are Trustees who are "interested persons" of the Trust as that term is defined in the 1940 Act. Charles B. Johnson is an interested person due to his ownership interest in Franklin Resources, Inc. Mr. Brady and Franklin Resources, Inc. are limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February 1994, and is Chairman and a shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. The remaining Trustees are not interested persons ("Independent Trustees").

The preceding table also shows the Officers and Trustees who are affiliated with the Trust's Principal Underwriter and Investment Managers.

Nonaffiliated trustees and Mr. Brady are paid an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, the Trust currently pays the independent Trustees and Mr. Brady an annual retainer of $6,000.00 and a fee of $500.00 per meeting attended of the Board and its Committees. As shown above, some of the nonaffiliated Trustees also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds.

The following table shows the total fees paid to the nonaffiliated Trustees and Mr. Brady by the Trust

                                       19

PAGE

and by all investment companies in the Franklin Templeton Group of Funds:


                                                                 TOTAL FEES           NUMBER OF BOARDS IN
                                           TOTAL FEES        RECEIVED FROM THE       THE FRANKLIN TEMPLETON
                                          RECEIVED FROM      FRANKLIN TEMPLETON        GROUP OF FUNDS ON
NAME                                       THE TRUST*         GROUP OF FUNDS*         WHICH EACH SERVES**
-----------------------------------------------------------------------------------------------------------
Harris J. Ashton......................       $8,000               $344,642                     50
Nicholas F. Brady.....................        8,000                119,675                     21
S. Joseph Fortunato...................        8,000                361,562                     52
Andrew H. Hines, Jr...................        9,984                144,175                     22
Edith E. Holiday......................        8,000                 72,875                     25
Betty P. Krahmer......................        8,000                119,675                     21
Gordon S. Macklin.....................        8,000                337,292                     50
Fred R. Millsaps......................        8,354                144,175                     22


*  For the fiscal year ended December 31, 1997.
** We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 57 registered investment companies, with approximately 170 U.S. based funds or series.

Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, and paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources, Inc. may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of April 1, 1998, the officers and Trustees did not own of record or beneficially any shares of the Trust. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

Principal Shareholders. Shares of the Fund are sold to and owned only by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts.


As of March 31, 1998, there were 10,893,216 Shares of Templeton Money Market Fund outstanding; 2,952,641 Shares of Templeton Bond Fund outstanding; 33,946,400 Shares Class 1 of Templeton Stock Fund outstanding; 900,976 Shares of Class 2 of Templeton Stock Fund outstanding; 34,195,771 Shares of Class 1 of Templeton Asset Allocation Fund outstanding; 533,507 Shares of Class 2 of Templeton Asset Allocation Fund outstanding; 49,213,960 Shares of Class 1 of Templeton International Fund outstanding; 1,186,498 Shares of Class 2 of Templeton International Fund outstanding; 28,648,740 Shares Class 1 of Templeton Developing Markets Fund outstanding; 2,064,094 Shares Class 2 of Templeton Developing Markets Fund outstanding. As of March 31, 1998, Phoenix Home Mutual Life Insurance Company ("Phoenix Home Life") owned 100%, 51%, 43%, 20% and 12%, respectively, of the outstanding Shares of Class 1 of Templeton Money Market Fund, Templeton Bond Fund, Templeton Stock Fund, Templeton Asset Allocation Fund, and Templeton International Fund, respectively. As of March 31, 1998, The Travelers Insurance Company ("The Travelers") owned 56%, 48% and 35%, respectively of the outstanding Shares of Class 1 of Templeton Stock Fund, Templeton Bond Fund and Templeton Asset Allocation Fund, respectively. As of March 31, 1998, the Variable Annuity Life Insurance Company ("VALIC") owned 78% and 44% of the outstanding Shares of Class 1 of Templeton International Fund and Templeton Asset Allocation Fund. As of March 31, 1998, IDS/American Express ("IDS/AMEX"), a Minnesota Corporation, on behalf of the Flexible Portfolio Annuity, owned 90% of the outstanding Shares of Class 1 of Templeton Developing Markets Fund. As of March 31, 1998, Hartford Insurance Group ("Hartford"), owned 5% of the outstanding Shares of Class 1 of Templeton Developing Markets Fund. However, Phoenix Home Life, The Travelers, VALIC and IDS/AMEX will exercise voting rights attributable to these Shares in accordance with voting instructions received by owners of the contracts issued by Phoenix Home Life, The Travelers, VALIC and IDS/AMEX. To this extent, Phoenix Home Life, The Travelers, VALIC and IDS/AMEX do not exercise control over the Trust by virtue of the voting rights from their ownership on Trust Shares. As of March 31, 1998, Phoenix Home Mutual Life Insur-


                                       20

PAGE

ance Company ("Phoenix Home Life") owned 100%, 88%, 69% and 52%, respectively, of the outstanding Shares of Class 2 of Templeton Asset Allocation Fund, Templeton Stock Fund, Templeton International Fund and Templeton Developing Markets Fund, respectively. As of March 31, 1998, CUNA Mutual Life Insurance ("CUNA") owned 36% of the outstanding Shares of Class 2 of the Templeton Developing Markets Fund. As of March 31, 1998, Union Central Life Insurance ("Union") owned 30% and 9% of the outstanding Shares of Class 1 of Templeton International Fund and Templeton Stock Fund. As of March 31, 1998, Minnesota Mutual Life Insurance Company ("MIMLIC") owned 10% of the outstanding Shares of Class 2 of Templeton Developing Markets Fund. To the knowledge of management, as of March 31, 1998, no other person owned of record or beneficially 5% or more of the Shares of any of the Funds.


INVESTMENT MANAGEMENT AND
OTHER SERVICES
---------------------------------------------------------


Investment Managers and Services Provided. The Investment Manager of Money Market Fund and Bond Fund is the Templeton Global Bond Managers division ("TGBM") of Templeton Investment Counsel, Inc. ("TICI"), a Florida corporation with offices in Fort Lauderdale, Florida. The Investment Manager of Asset Allocation Fund, Stock Fund, and International Fund is TICI. The Investment Manager of Developing Markets Fund is Templeton Asset Management Ltd. ("Templeton Singapore"). The Investment Manager of Growth Fund and Small Cap Fund is Franklin Advisers, Inc. ("Advisers"). The Investment Manager of Mutual Discovery Fund and Mutual Shares Fund is Franklin Mutual Advisers, Inc. ("Mutual Advisers"). The Investment Managers are indirect wholly owned subsidiaries of Franklin Resources, Inc. ("Resources"), a publicly traded company whose shares are listed on the NYSE.


The Investment Managers provide investment research and portfolio management services, including the selection of securities for the Funds to buy, hold or sell, and the selection of brokers through whom the Fund's portfolio transactions are executed. Their activities are subject to the review and supervision of the Board to whom they render periodic reports of the Funds' investment activities. The Investment Managers are covered by fidelity insurance on their officers, directors and employees for the protection of the Funds.

The Investment Managers also provide management services to numerous other investment companies or funds and accounts pursuant to management agreements with each fund or account. The Investment Managers may give advice and take action with respect to any of the other funds and accounts they manage, or for their own accounts, which may differ from the action taken by an Investment Manager on behalf of a Fund. Similarly, with respect to a Fund, an Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund or accounts.


The Investment Managers are not obligated to refrain from investing in securities held by a Fund or other funds which they manage or administer. Of course, any transactions for the accounts of the investment Managers and other access persons will be made in compliance with the Trust's Code of Ethics as described in the section "Brokerage Allocation -- Summary of Code of Ethics." The Investment Management Agreements will continue in effect through February 1998 and from year to year thereafter subject to approval annually by the Board or by vote of a majority of the outstanding Shares of each Fund (as defined in the 1940 Act) and also, in either event, the approval of a majority of those Trustees who are not parties to the Management Agreements or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.

Management Fees. For its services, Money Market Fund pays its Investment Manager a monthly fee equal on an annual basis to 0.35% of its average daily net assets up to $200 million; reduced to 0.30% of such net assets from $200 million up to $1.3 billion; and further reduced to 0.25% of such net assets in excess of $1.3 billion.


Bond Fund pays its Investment Manager a monthly fee equal on an annual basis to 0.50% of its average daily net assets up to $200 million; reduced to 0.45% of such net assets from $200 million up to $1.3 billion; and further reduced to 0.40% of such net assets in excess of $1.3 billion.

Asset Allocation Fund pays its Investment Manager a monthly fee equal on an annual basis to 0.65% of its average daily net assets up to $200 million; reduced to 0.585% of such net assets from $200 million up to $1.3 billion; and further reduced to 0.52% of such net assets in excess of $1.3 billion.

                                       21

PAGE

Stock and International Funds pay their Investment Manager a monthly fee equal on an annual basis to 0.75% of its average daily net assets up to $200 million; reduced to 0.675% of such net assets from $200 million up to $1.3 billion; and further reduced to 0.60% of such net assets in excess of $1.3 billion.

Developing Markets Fund pays its Investment Manager a monthly fee equal on an annual basis to 1.25% of its average daily net assets.

The Growth Fund is obligated to pay Advisers a monthly fee, based upon the Fund's average daily net assets, computed at the annual rate of 0.60% of average daily net assets on the first $200 million of average daily net assets; 0.50% of such assets in excess of $200 million up to $1.2 billion; and 0.40% of such assets in excess of $1.2 billion.

The Small Cap Fund is obligated to pay Advisers a monthly fee, based on the Fund's average daily net assets, computed at the annual rate of 0.75% of average daily net assets on the first $200 million of average daily net assets; 0.65% of such assets in excess of $200 million up to $1.2 billion of average daily net assets; and 0.55% of such assets in excess of $1.2 billion.

The Mutual Discovery Fund and Mutual Shares Fund are obligated to pay Franklin Mutual a monthly fee, based upon each Fund's average daily net assets, computed at the annual rate of 0.80% and 0.60%, respectively of average daily net assets.

During the fiscal years ended December 31, 1997, 1996 and 1995, the Funds paid the following investment management fees:

      FUND NAME           1997         1996         1995
-----------------------------------------------------------
Money Market Fund....  $   48,465   $   55,132   $   74,375
Bond Fund............     164,371      162,273      156,062
Stock Fund...........   4,629,013    2,627,573    2,102,259
Asset Allocation
  Fund...............   3,834,087    2,245,898    1,662,023
International Fund...   5,356,048    2,445,202    1,222,834
Developing Markets
  Fund...............   1,859,449      293,918           NA

The Investment Managers may determine in advance to limit the management fees or to assume responsibility for the payment of certain operating expenses relating to the operation of any Fund, which may have the effect of decreasing the total expenses and increasing the total return of such Fund. Any such action is voluntary and may be terminated by the Investment Managers at any time unless otherwise indicated.

For the fiscal year ended December 31, 1996, management fees for the Developing Markets Fund, before any advance waiver, totaled $313,283. Under an agreement by the Investment Manager to limit its fees, the Fund paid management fees totaling $293,918.


Fund Administrator. Templeton Funds Annuity Company ("TFAC") performs certain administrative functions as Fund Administrator for the Trust. These include preparing and maintaining books, records and tax and financial reports, and monitoring compliance with regulatory requirements. TFAC is a wholly owned and subsidiary of Resources.


For its services, the Fund Administrator receives a monthly fee equal on an annual basis to 0.15% of the combined average daily net assets of the Trust (all Funds); reduced to 0.135% of the Trust's aggregate net assets in excess of $200 million; further reduced to 0.10% annually of such net assets in excess of $700 million; and further reduced to 0.075% annually of such net assets in excess of $1.2 billion. The fee is allocated among the Funds according to their respective average daily net assets. During the fiscal years ended December 31, 1997, 1996, and 1995, the Fund Administrator received fees of $2,426,200, $1,801,632 and $1,380,760, respectively.


Custodian. The Chase Manhattan Bank, N.A. serves as Custodian of the Trust's assets, which are maintained at the Custodian's principal office, MetroTech Center, Brooklyn, New York, New York 11245 and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the 1940 Act. The Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Growth and Small Cap Funds. The Custodians, their branches and sub-custodians, generally domestically and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time. The Custodians do not participate in decisions relating to the purchase and sale of portfolio securities.


Legal Counsel. Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is legal counsel for the Trust.


                                       22

PAGE


Independent Auditors. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017 are the independent auditors for the Trust. During the fiscal year ended December 31, 1997, their audit services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1997, and review of the Trust's filing with the SEC.


Reports to Shareholders. The Trust's fiscal year ends on December 31. Shareholders are provided at least semiannually with reports showing the Funds' portfolios and other information, including an annual report with financial statements audited by independent accountants. Shareholders who would like to receive an interim quarterly report may phone the Fund Information Department at 1-800/DIAL BEN.

BROKERAGE ALLOCATION
---------------------------------------------------------


The Investment Managers select brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreements and any directions that the Board may give.


When placing a portfolio transaction, the Investment Managers seek to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid by a Fund is negotiated between the Investment Managers and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The Investment Managers will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Investment Managers, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.


The Investment Managers may pay certain brokers commissions that are higher than those another broker may charge, if the Investment Managers determine in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services they receive. This may be viewed in terms of either the particular transaction or the Investment Managers' overall responsibilities to client accounts over which they exercise investment discretion. The services that brokers may provide to the Investment Managers include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the Investment Managers in carrying out their investment advisory responsibilities. These services may not always directly benefit a Fund. They must, however, be of value to the Investment Managers in carrying out their overall responsibilities to their clients.


Since most purchases by certain of the Portfolios are principal transactions at net prices, these Portfolios incur little or no brokerage costs. The Portfolios deal directly with the selling or buying principal or market maker without incurring charges for the services of a broker on their behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchase of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolios seek to obtain prompt execution of orders at the most favorable net price. Transaction may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the Investment Managers receive from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits the Investment Managers to supplement their own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the Investment Managers and their affiliates may use this research and data in their investment advisory capacities with other clients. If a Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of

                                       23

PAGE


broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the Investment Managers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by the Investment Managers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Investment Managers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to a Fund.

During the fiscal years ended December 31, 1997, 1996 and 1995, the Trust paid brokerage commissions totaling $3,895,650, $2,594,403, and $1,525,000, respectively.

The following table identifies each Fund which held securities of its regular brokers or dealers during 1997, the names of each such broker or dealer, and the value, if any, of such securities held by each Fund as of December 31, 1997.


                                                  VALUE ON
        FUND           REGULAR BROKER OR DEALER   12/31/97
------------------------------------------------------------
Asset Allocation
  Fund...............  Credit Suisse Group       $ 2,357,952
                       HSBC Holdings, PLC        $ 5,777,571
                       Jardine Matheson          $ 1,126,080
                       Holdings, Ltd.
                       Morgan Stanley, Dean      $ 8,831,265
                       Witter Discover & Co.
                       Peregrine Investments     $   248,464
                       Holdings, Ltd.
Developing
  Markets Fund.......  HSBC Holdings, PLC        $ 2,602,865
                       Jardine Matheson          $    44,120
                       Holdings, Ltd.
International
  Fund...............  Credit Suisse Group       $ 1,546,198
                       HSBC Holdings, PLC        $ 8,824,106
                       Jardine Matheson          $ 2,924,687
                       Holdings, Ltd.
                       Peregrine Investments     $   853,142
                       Holdings Ltd.
Stock Fund...........  Credit Suisse Group       $ 6,184,791
                       Deutsche Bank, AG         $ 8,950,750
                       HSBC Holdings, PLC        $11,499,980
                       Jardine Matheson          $ 2,679,382
                       Holdings, Ltd.
                       Morgan Stanley, Dean      $ 7,328,045
                       Witter Discover & Co.

Portfolio Turnover. It is anticipated that the rate of portfolio turnover as defined above for Stock, Asset Allocation, International and Developing Markets Funds will be less than 50%, and for the Bond, Mutual Discovery, Mutual Shares, Small Cap and the Growth Funds less than 100%, under normal market conditions. Portfolio turnover could be greater in periods of unusual market movement and volatility. Bond Fund's portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were 154.23% and 141.19%, respectively. These rates exceed the anticipated portfolio turnover rate for the Fund as a result of changing interest rates and currency exposure considerations.


                                       24

PAGE


Summary of Code of Ethics. Employees of Resources and/or its affiliates who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations and statements must be sent to a compliance officer; (iii) all brokerage accounts must be disclosed on an annual basis; and, (iv) access persons involved in preparing and making investment decisions must, in addition to (i), (ii) and (iii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a portfolio or other client.


PURCHASE, REDEMPTION AND
PRICING OF SHARES
---------------------------------------------------------


The Prospectus describes the manner in which a Fund's Shares may be purchased and redeemed. See "How to Buy Shares of the Funds" and "How to Sell Shares of the Funds." Net asset value per Share is calculated separately for each Fund. Net Asset Value per Share is determined as of the close of the NYSE (normally 4:00 p.m., New York time) every Monday through Friday (exclusive of national business holidays). The Trust's offices will be closed, and net asset value will not be calculated, on those days on which the NYSE is closed. As of the date of this SAI, the fund is informed that the NYSE observes the following holidays:
New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Money Market Fund. The valuation of the Money Market Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.

The Fund's use of amortized cost, which helps the Fund maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to real-

                                       25

PAGE

ize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.


The Net Asset Value per share of each Fund except the Money Market Fund is calculated as follows: the aggregate of all liabilities, including, without limitation, the current market value of any outstanding options written by a Fund, if any, accrued expenses and taxes and any necessary reserves, is deducted from total gross value of all assets, and the difference is divided by the number of shares of that Fund outstanding at the time. For the purpose of determining the aggregate net assets of each Fund (except the Money Market
Fund), cash and receivables are valued at their realizable amounts, interest is recorded as accrued, and dividends are recorded on the ex-dividend date.


Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the Investment Managers. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any option held by a Fund is its last sale price on the relevant exchange prior to the time when the assets are valued. Lacking any sales that day or if the last sales price is outside the bid and ask prices, the options are valued within the range of the current closing bid and ask prices if such valuation is believed to fairly reflect the contract's market value. If a Fund should have an open position to a security, the valuation of the contract will be within the range of the bid and ask prices.

The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the close of trading on the NYSE, if that is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the foreign security is valued within the range of the most recent quoted bid and ask prices. Occasionally events that affect the values of foreign securities and foreign exchange rates may occur between the times at which they are determined and the close of the exchange and will, therefore, not be reflected in the computation of the net asset value of each Fund. If events materially affecting the values of these foreign securities occur during this period, the securities will be valued in accordance with procedures established by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market Instruments is substantially completed each day at various times prior to the close of the Exchange. The value of securities used in computing the net asset value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the net asset value of each class. If events materially affecting the values of these securities occur during this period, then the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, a Fund may utilize a pricing service, bank or securities dealer to perform any of the above described functions.

Redemptions in Kind. Redemption proceeds are normally paid in cash; however each Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with rules of the SEC. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's Net Asset Value. If Shares are redeemed in kind, the redeeming Shareholder might incur brokerage costs in converting the assets into cash. Each Fund is obligated to redeem Shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.


CLASS 2 DISTRIBUTION PLANS
---------------------------------------------------------


Each Fund, except the Money Market Fund, has two classes of shares, Class 1 and Class 2. Each


                                       26

PAGE


Class 2 of the Trust has adopted a distribution plan or "Rule 12b-1" Plan ("Plan") pursuant to rule 12b-1 of the 1940 Act. Under the Plans, each Fund offering Class 2 shares, except the Bond Fund, may pay up to a maximum of 0.25% per year of the average daily net assets attributable to their respective Class 2 shares. Under the Bond Fund's Class 2 Plan, the Fund may pay up to a maximum of 0.15% per year of the average daily net assets attributable to its Class 2 shares. These fees may be used to compensate the Trust's distributor, Franklin/Templeton Distributors, Inc. ("Distributors"), the Insurance Companies or others for distribution and related services and as a servicing fee.


The terms and provisions of the Plans, including terms and provisions relating to required reports, term, and approval, are consistent with Rule 12b-1. In no event shall the aggregate asset-based sales charges, which include payments made under each Plan, exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers, Inc.

Each Plan has been approved in accordance with the provisions of Rule 12b-1. The Plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The Plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of a management agreement with an Investment Manager, or by vote of a majority of the outstanding shares of the class. Distributors, the Insurance Companies or others may also terminate their respective distribution or service agreement at any time upon written notice.

The Plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.


A Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.

For the fiscal year ended December 31, 1997, the total amounts paid by each Fund pursuant to the Plans, which were used by Distributors as payment to Insurance Companies for providing administrative and other services, as defined in the Plans, on each Fund's Class 2 shares, were as follows:

FUND                              DOLLAR AMOUNT
-----------------------------------------------
Stock Fund -- Class 2.................  $14,095
International Fund -- Class 2.........   13,723
Developing Markets Fund -- Class 2....   10,514
Asset Allocation Fund -- Class 2......    8,750


TAX STATUS
---------------------------------------------------------


Money Market Fund intends to declare dividends daily and to pay dividends monthly. All other Funds normally intend to pay an annual dividend representing substantially all of their net investment income and to distribute annually any net realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and as described in the prospectus, each Fund intends to qualify as a regulated investment company under the Code. The status of the Funds as regulated investment companies does not involve government supervision or management of their investment practices or policies. As a regulated investment company, each Fund will be relieved of liability for U.S. federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Separate Account Shareholders.


Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are also subject to a nondeductible 4% excise tax unless the exception described below applies. To avoid the tax if it otherwise applies, a Fund must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its

                                       27

PAGE

distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of the calendar if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (a Separate Account) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above will not apply in a given calendar year to a Fund if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable contracts. (For this purpose, any shares of a regulated investment company attributable to an investment not exceeding $250,000 made in connection with the organization of the company is not taken into account.) Accordingly, if this condition regarding the ownership of Shares of each of the Funds is met, the excise tax will be in applicable to that Fund even if the calendar year distribution requirement is not met.


The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.


The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares.


Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.


Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to Shareholders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

Income received by a Fund from sources within a foreign country may be subject to withholding taxes and other taxes imposed by that country. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debts securities denominated in a foreign currency and on disposition of certain financial contracts and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its Shareholders as ordinary income.


                                       28

PAGE

Debt securities purchased by a Fund may be treated for federal income tax purposes as having original issue discount.

Original issue discount essentially represents interest for federal income tax purposes and can be defined generally as the excess of the stated redemption price at maturity over the issue price. Original issue discount, whether or not any income is actually received by a Fund, is treated for U.S. federal income tax purposes as ordinary income earned by the Fund, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount included in the income of a Fund each year is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued but unpaid interest.

Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semiannual compounding of interest.


Certain options, futures contracts and forward contracts in which the Stock, Bond, Asset Allocation, Developing Markets and International Funds may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60-40"), except for certain foreign currency gains and losses which will be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, in some cases, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.


The hedging transactions undertaken by certain of the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund oppositions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to Shareholders.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.


The requirements under the Code relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund may engage in futures and forward currency contracts.

Distributions of any net investment income and of any net realized short term capital gains are treated as ordinary income for tax purposes in the hands of the Separate Account Shareholder. The excess of any net long-term capital gains over net short-term capital losses will, to the extent distributed and designated by the distributing Fund as a capital gain dividend, be treated as long-term capital gains in the hands of the Shareholder regardless of the length of time a Separate Account may have held the Shares.


Reference is made to the prospectus for the applicable Contract for information regarding the federal income tax treatment of distributions to owners of contracts.


DESCRIPTION OF SHARES
---------------------------------------------------------

The Shares of each Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications, and terms and conditions of redemption, except as follows: all consideration received from

                                       29

PAGE

the sale of Shares of a Fund, together with all income, earnings, profits and proceeds thereof, belongs to that Fund and is charged with liabilities in respect to that Fund and of that Fund's part of general liabilities of the Trust in the proportion that the total net assets of the Fund bear to the total net assets of all Funds. In addition, Class 2 Shares of each Fund offering Class 2 Shares will bear the expense of the Class 2 Distribution plan as it applies to each Fund. The net asset value of a Share of a class of a Fund is based on the assets belonging to that Fund less the liabilities charged to that class of the Fund, and dividends are paid on Shares of a class of a Fund only out of lawfully available assets belonging to that class of the Fund. In the event of liquidation or dissolution of the Trust, the Shareholders of each Fund will be entitled, out of assets of the Fund available for distributions, to the assets belonging to that particular Fund.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which, under the terms of the Declaration of Trust, are binding only on the property of the Trust, which, under the terms of the Declaration of Trust, are binding only on the property of the Trust. The Declaration of the Trust provides for indemnification out of Trust property for all loss and expense of any Shareholder held personally liable for the obligations of the Trust. The risk of a Shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

PERFORMANCE INFORMATION
---------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation be accompanied by certain standardized performance information computed as required by the SEC. On May 1, 1997, each Fund (except the Money Fund) began offering Class 2 shares and renamed its existing shares as Class 1 shares. Any Class 2 performance shown for the periods prior to May 1, 1997 represents the historical results of Class 1 Shares. Performance of Class 2 shares for the periods after May 1, 1997 reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Historical performance data for Class 2 will generally not be restated to include 12b-1 fees, although the Trust may restate these figures consistent with SEC rules. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to Shareholders only for the limited historical period used.

The Trust may, from time to time, include the yield of Templeton Money Market Fund or the total return of all other Funds in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised unless accompanied by legally required comparable performance information for a separate account to which the Funds offer their Shares.


CURRENT YIELD. Current yield shows the income per share earned by the Money Market Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Templeton Money Market Fund's current yield for the seven day period ended December 31, 1997 was 5.27%.


Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Funds over periods of one, five, or ten years (up to the life of a Fund) calculated pursuant to the following formula:

                                       30

PAGE

                                P (1+T)(n) = ERV

where:

P     =   a hypothetical initial payment of
          $1,000
T     =   average annual total return
n     =   number of years
ERV   =   ending redeemable value of a
          hypothetical $1,000 payment made at
          the beginning of each period at the
          end of each period

All total return figures reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The following table shows the average annual total returns for each Fund, excluding the Templeton Money Market Fund, for the indicated periods ended December 31, 1997:


                                                                                 SINCE      INCEPTION
                    FUND                         1-YEAR    3-YEAR    5-YEAR    INCEPTION      DATE
-----------------------------------------------------------------------------------------------------
Bond Fund -- Class 1.........................      2.51%    8.84%     6.45%       7.40%     08/24/88
Stock Fund -- Class 1........................     11.88%   19.73%    17.60%      13.30%     08/24/88
Stock Fund -- Class 2........................     11.69%   19.63%    17.55%      13.28%     08/24/88*
Asset Allocation Fund -- Class 1.............     15.52%   18.94%    15.55%      12.64%     08/24/88
Asset Allocation Fund -- Class 2.............     15.37%   18.88%    15.52%      12.63%     08/24/88*
International Fund -- Class 1................     13.95%   17.84%    18.70%      15.04%     05/01/92
International Fund -- Class 2................     13.73%   17.76%    18.66%      15.01%     05/01/92*
Developing Markets -- Class 1................    -29.22%                        -19.78%     03/04/96
Developing Markets -- Class 2................    -29.33%                        -19.85%     03/04/96*



Because Class 2 shares were not offered until May 1, 1997, performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance of Class 2 shares for periods after May 1, 1997 reflect Class 2's higher annual fees and expenses resulting from its rule 12b-1 plan. Maximum annual plan expenses are 0.25%, except for the Bond Fund which is 0.15%.


Performance information for a Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Quotations of yield or total return for a Fund will not take into account charges and deductions against any separate account to which the Funds' Shares are sold or charges and deductions against variable insurance contracts, although comparable performance information for a separate account will take such charges into account. Performance information for a Fund reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

From time to time, each Fund and the Investment Managers may also refer to the following information:

 (1) The Investment Managers' and their affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

 (2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International(R) or a similar financial organization.

 (3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International(R) or a similar financial organization.


 (4) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.


                                       31

PAGE

 (5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.

 (6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (e.g., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE -- Index).

 (7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

 (8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

 (9) Allegorical stories illustrating the importance of persistent long-term investing.

(10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.


(12) The number of Shareholders in the Fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.


(13) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(14) Quotations from the Templeton organization's founder, Sir John Templeton,** advocating the virtues of diversification and long-term investing, including the following:

      - "Never follow the crowd. Superior performance is possible only if you invest differently from the crowd."

      - "Diversify by company, by industry and by country."

      - "Always maintain a long-term perspective."

      - "Invest for maximum total real return."

      - "Invest -- don't trade or speculate."

      - "Remain flexible and open-minded about types of investment."

      - "Buy low."

      - "When buying stocks, search for bargains among quality stocks."

      - "Buy value, not market trends or the economic outlook."

      - "Diversify. In stocks and bonds, as in much else, there is safety in numbers."

      - "Do your homework or hire wise experts to help you."

      - "Aggressively monitor your investments."

      - "Don't panic."

      - "Learn from your mistakes."

      - "Outperforming the market is a difficult task."

      - "An investor who has all the answers doesn't even understand all the questions."

      - "There's no free lunch."

      - "And now the last principle: Do not be fearful or negative too often."

FINANCIAL STATEMENTS
---------------------------------------------------------


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended December 31, 1997, including the auditors' report, are incorporated herein by reference.



** Sir John Templeton sold the Templeton organization to Resources in October 1992 and resigned from the Trust's Board on April 15, 1995. He is no longer involved with the investment management process.


                                       32






PAGE



                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                               File Nos. 33-20313

                                    FORM N-1A
                                     PART C
                                Other Information


ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements:

The audited financial statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated December 31, 1997, as filed with the SEC electronically on Form Type N-30D on March 10, 1998.

i.   Financial Highlights

ii.  Statements of Investments - December 31, 1997

iii. Statements of Assets and Liabilities - December 31, 1997

iv.  Statements of Operations for the year ended December 31, 1997

v. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996

vi.  Notes to Financial Statements

vii. Report of Independent Auditors


(b)  Exhibits:

The following exhibits, where applicable, are herewith incorporated by reference to the filings as noted with the exception of Exhibits 1, 2, 8(c), 10(a), 11(a) 18(a) and 27(a-k; which are attached.

(1)  Copies of Declaration of Trust

    (a) Form of Declaration of Trust
    (b) Form of Amended Declaration of Trust
    (c) Form of Amended Establishment and Disignation of Series of Shares
    (d) Amended Establishment and Designation of Series of Shares

(2)  Copies of the By-Laws or instruments corresponding thereto;

(3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

     Not Applicable

(4) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

     Not Applicable

(5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

    (a) Amended and Restated Investment Management Agreement for Templeton Money Market Fund and Templeton Bond Fund
    Filing: Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 27, 1995

    (b) Investment  Management  Agreement for Templeton Developing Markets Fund
    Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 16, 1996

    (c) Investment Management Agreement between Registrant, on behalf of the Templeton Asset Allocation Fund, and Templeton Investment Counsel, Inc.
    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 14, 1997

    (d) Investment Management Agreement between Registrant, on behalf of the Templeton Stock Fund, and Templeton Investment Counsel, Inc. Filing:
    Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 14, 1997

    (e) Investment Management Agreement between Registrant, on behalf of the Templeton International Fund, and Templeton Investment Counsel, Inc.
    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 14, 1997

    (f) Investment Management Agreement between Registrant, on behalf of the Franklin Growth Investments Fund, and Franklin Advisers, Inc. Filing:
    Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 14, 1997

    (g) Investment Management Agreement between Registrant, on behalf of the Mutual Discovery Investments Fund, and Franklin Mutual Advisers, Inc.
    Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 14, 1997

    (h) Investment Management Agreement between Registrant, on behalf of the Mutual Shares Investments Fund, and Franklin Mutual Advisers, Inc. Filing:
    Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 14, 1997

    (i) Form of Management Agreement between Registrant on behalf of Franklin Small Cap Investments Fund and Franklin Advisers, Inc. Filing:
    Post-Effective Amendment No. 18 to Registration Statement of Registrant on Form N-1A
    File No. 33-20313
    Filing Date: February 13, 1998

(6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

     (a) Amended and Restated Distribution Agreement
     Filing: Post-Effective Amendment No.10 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date:  December 22, 1995

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of Trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

     Not Applicable

(8) Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

     (a) Amended and Restated Custodian Agreement
     Filing: Post-Effective Amendment No. 13 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date:  April 12, 1996

     (b) Master Custody Agreement between the Registrant and the Bank of New
     York
     Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date: February 14, 1997

(9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

     (a) Amended and Restated Business Management Agreement
     Filing: Post-Effective Amendment No. 12 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date:  February 16, 1996

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

    (a) Opinion and consent of counsel dated August 26, 1998

(11) Copies of any other rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

     (a) Consent of Independent Auditors

(12) All financial statements omitted from Item 23;

     Not Applicable

(13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

     (a) Letter concerning initial capital
     Filing: Post-Effective Amendment No. 2 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date:  August 26, 1988

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

     Not Applicable

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

     (a) Distribution Plan between the Registrant and Franklin Templeton Distributors, Inc.
     Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date:  February 14, 1997

(16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

     (a) Schedule for computation of performance quotation
     Filing: Post-Effective Amendment No. 9 to Registration Statement on Registrant
     File No. 33-20313
     Filing Date: April 27,1995

(17) Power of Attorney

     (a) Power of Attorney from Officers and Directors of the Registrant executed December 12, 1996
     Filing: Post-Effective Amendment No. 14 to Registration Statement of Registrant on Form N-1A
     File No. 33-20313
     Filing Date: February 14, 1997

(18) Copies of any plan entered into by registrant pursuant to Rule 18f-3 under the 1940 Act.

     (a) Form of Multiple Class Plan for all series of Registrant, except Templeton Money Fund.

(27) Financial Data Schedule

     a) Financial Data Schedule for Templeton Stock Fund - Class 1
     b) Financial Data Schedule for Templeton Stock Fund - Class 2
     c) Financial Data Schedule for Templeton Asset Allocation Fund - Class 1
     d) Financial Data Schedule for Templeton Asset Allocation  Fund - Class 2
     e) Financial Data Schedule for Templeton International Fund - Class 1
     f) Financial Data Schedule for Templeton International Fund - Class 2
     g) Financial Data Schedule for Templeton Bond Fund - Class 1
     h) Financial Data Schedule for Templeton Bond Fund - Class 2
     i) Financial Data Schedule for Templeton Developing Markets Fund-Class 1
     j) Financial Data Schedule for Templeton Developing Markets Fund - Class 2
     k) Financial Data Schedule for Templeton Money Market Fund

ITEM 25  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable

ITEM 26  NUMBER OF HOLDERS OF SECURITIES


                                                       NUMBER OF RECORD HOLDERS
             TITLE OF CLASS                             AS OF MARCH 31, 1998

  Templeton Stock Fund - Class 1                                      4
  Templeton Stock Fund - Class 2                                      3
  Templeton Asset Allocation Fund - Class 1                           4
  Templeton Asset Allocation Fund - Class 2                           1
  Templeton International Fund - Class 1                              8
  Templeton International Fund - Class 2                              2
  Templeton Bond Fund - Class 1                                       2
  Templeton Bond Fund - Class 2                                       0
  Templeton Developing Markets Fund - Class 1                         4
  Templeton Developing Markets Fund - Class 2                         3
  Templeton Money Market Fund                                         1
  Franklin Growth Investments Fund - Class 1                          -
  Franklin Growth Investments Fund - Class 2                          -
  Franklin Small Cap Investments Fund - Class 1                       -
  Franklin Small Cap Investments Fund - Class 2                       -
  Mutual Discovery Investments Fund - Class 1                         -
  Mutual Discovery Investments Fund - Class 2                         -
  Mutual Shares Investment Fund - Class 1                             -
  Mutual Shares Investment Fund - Class 2                             -


ITEM 27  INDEMNIFICATION

Reference is made to Article IV of the Registrant's Declaration of Trust, which is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding)is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of the Registrant's investment adviser also serve as officers and/or directors or trustees for (1) Franklin Resources, Inc. ("Resources"), the corporate parent of all the Registrant's Investment Managers, and/or (2) other investment companies in the Franklin Group of Funds.

(a) Templeton Asset Management Ltd., formerly known as Templeton Investment Management (Singapore) Pte Ltd.

Templeton Asset Management ("Templeton Singapore"), an indirect, wholly owned subsidiary of Resources, serves as investment manager to Templeton Developing Markets Fund. For information please see Part B and Schedules A and D of Form ADV of Templeton Singapore (SEC File 801-46997), incorporated herein by reference, which set forth the officers and directors of Templeton Singapore and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(b) Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Resources, serves as adviser to all Funds in the Trust except the Templeton Developing Markets, Mutual Discovery Investments, Mutual Shares Investments, and Franklin Growth Investments Funds and in that capacity furnishes portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of TICI (SEC File 801-15125), incorporated herein by reference, which set forth the officers and directors of TICI and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(c) Franklin Mutual Advisers, Inc.

Franklin Mutual Advisers, Inc. ("Mutual Advisers"), a direct, wholly owned subsidiary of Resources, will serve as investment manager to the Mutual Discovery Investments Fund and the Mutual Series Investments Fund. For information please see Part B and Schedules A and D of Form ADV of Mutual Advisers (SEC File 801-53068), incorporated herein by reference, which set forth the officers and directors of Mutual Advisers and information as to any business, profession, vocation of employment of a substantial nature engaged in by those officers and directors during the past two years.

(d) Franklin Advisers, Inc.

Franklin Advisers, Inc. ("Advisers"), a direct wholly owned subsidiary of Resources, will serve as Investment Manager to the Franklin Growth Investments Fund and Franklin Small Cap Investments Fund. For additional information, please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a) Franklin Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

ITEM 30  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Templeton Funds Annuity Company, 100 Fountain Parkway, St. Petersburg, Florida 33716-1205, and Registrant, 500 E. Broward Blvd., Fort Lauderdale, Florida 33394-3091.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32  UNDERTAKINGS

(a)The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Fund's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


PAGE



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the xxth day of April, 1998.

                               TEMPLETON VARIABLE PRODUCTS SERIES FUND

                                By: /s/Charles E. Johnson*
                                    Charles E. Johnson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Charles E. Johnson*        Principal Executive Officer and Trustee
Charles E. Johnson         Dated:  April 29,1998

Fred R. Millsaps*          Trustee
Fred R. Millsaps           Dated: April 29, 1998

/s/Edith E. Holiday        Trustee
Edith E. Holiday

Betty P. Krahmer*          Trustee
Betty P. Krahmer           Dated: April 29, 1998

Charles B. Johnson*        Trustee
Charles B. Johnson         Dated: April 29, 1998

Harris J. Ashton*          Trustee
Harris J. Ashton           Dated: Apri 29, 1998

S. Joseph Fortunato*       Trustee
S. Joseph Fortunato        Dated: April 29, 1998

Andrew H. Hines, Jr.*      Trustee
Andrew H. Hines, Jr.       Dated: April 29, 1998

Gordon S. Macklin*         Trustee
Gordon S. Macklin          Dated: April 29, 1998

Nicholas F. Brady*         Trustee
Nicholas F. Brady          Dated: April 29, 1998

James R. Baio*             Principal Financial Officer
James R. Baio              Dated: April 29, 1998

*By
/s/Karen L. Skidmore, Attorney-in-Fact
(Pursuant to Powers of Attorney listed in item 24(b) (17))







                     TEMPLETON VARIABLE PRODUCTS SERIES FUND
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX


EXHIBIT NO.                DESCRIPTION                              LOCATION

EX-99.B1(a)    Form of Declaration of Trust                          Attached
EX-99.B1(b)    Form of Amended Declaration of Trust                  Attached
EX-99.B1(c)    Form of Amended Establishment and Disignation
               of Series of Shares                                   Attached
EX-99.B1(d)    Amended Establishment and Designation
               of Series of Shares                                   Attached
EX-99.B2       By-Laws                                                Attached
EX-99.B5(a)    Amended and Restated Investment Management             *
               Agreement for Templeton Money Market Fund
               and Templeton Bond Fund
EX-99.B5(b)    Investment Management Agreement for Templeton          *
               Developing Markets Fund
EX-99.B5(c)    Investment Management Agreement between Registrant,    *
               on behalf of the Templeton Asset Allocation Fund,
               and Templeton Investment Counsel, Inc.
EX-99.B5(d)    Investment Management Agreement Between                *
               Registrant, on behalf of the Templeton Stock
               Fund, and Templeton Investment Counsel, Inc.
EX-99.B5(e)    Investment Management Agreement between Registrant,    *
               on behalf of the Templeton International Fund,
               and Templeton Investment Counsel, Inc.
EX-99.B5(f)    Investment Management Agreement between Registrant,    *
               on behalf of the Franklin Growth Investments Fund,
               and Franklin Advisers, Inc.
EX-99.B5(g)    Investment Management Agreement between Registrant,    *
               on behalf of the Mutual Discovery Investments Fund,
               and Franklin Mutual Advisers, Inc.
EX-99.B5(h)    Investment Management Agreement between Registrant,    *
               on behalf of the Mutual Shares Investments Fund,
               and Franklin Mutual Advisers, Inc.
EX-99.B5(i)    Form of Management Agreement between Registrant,       *
               on behalf of Franklin Small Cap Investments Fund,
               and Franklin Advisers, Inc.
EX-99.B8(a)    Amended and Restated Custodian Agreement               *
EX-99.B8(b)    Master Custody Agreement Between the Registrant        *
               and the Bank of New York
EX-99.B9(a)    Amended and Restated Business Management Agreement     *
EX-99.B10(a)   Opinion and Consent of Counsel dated August 26, 1988   Attached
EX-99.B11(a)   Consent of Independent Auditors                        Attached
EX-99.B13(a)   Letter concerning initial capital                      *
EX-99.B15(a)   Distribution Plan between the Registrant and
               Franklin Templeton Distributors, Inc.
EX-99.B16(a)   Scheduled for computation of performance quotation     *
EX-99.B17(a)   Power of Attorney from Officers and Directors of       *
               the Registrant Executed on December 12, 1996
EX-99.B18(a)   Form of Multiple Class Plan for all series of          Attached
               the Trust, except Templeton Money Fund
EX-99.B27(a)   Financial Data Schedule for Templeton                  Attached
               Stock Fund - Class 1
EX-99.B27(b)   Financial Data Schedule for Templeton                  Attached
               Stock Fund - Class 2
EX-99.B27(c)   Financial Data Schedule for Templeton Asset            Attached
               Allocation Fund - Class 1
EX-99.B27(d)   Financial Data Schedule for Templeton Asset            Attached
               Allocation Fund - Class 2
EX-99.B27(e)   Financial Data Schedule for Templeton                  Attached
               International Fund - Class 1
EX-99.B27(f)   Financial Data Schedule for Templeton                  Attached
               International Fund - Class 2
EX-99.B27(g)   Financial Data Schedule for Templeton                  Attached
               Bond Fund - Class 1
EX-99.B27(h)   Financial Data Schedule for Templeton                  Attached
               Bond Fund - Class 2
EX-99.B27(i)   Financial Data Schedule for Templeton                  Attached
               Developing Markets Fund - Class 1
EX-99.B27(j)   Financial Data Schedule for Templeton                  Attached
               Developing Markets Fund - Class 2

EX-99.B27(k)   Financial Data Schedule for Templeton                  Attached
               Money Market Fund


*Incorporated by Reference